AB Municipal Income Shares

Portfolio of Investments

July 31, 2025 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 105.4%
Long-Term Municipal Bonds – 105.1%
Alabama – 6.0%
Black Belt Energy Gas District (Athene Annuity & Life Co.) Series 2024-A 5.25%, 05/01/2055	$8,000	$8,442,038
Black Belt Energy Gas District (BP PLC) Series 2024-D 5.00%, 03/01/2055	53,960	56,757,734
Black Belt Energy Gas District (Goldman Sachs Group) Series 2022-F 5.50%, 11/01/2053	15,500	16,271,415
Series 2023-2 5.25%, 01/01/2054(a) (b)	46,865	49,589,144
Series 2023-C 5.50%, 10/01/2054	22,390	24,159,316
Series 2023-D 4.771% (SOFR + 1.85%), 06/01/2049(c)	20,500	20,935,086
Series 2024-B 5.00%, 10/01/2055	45,305	47,693,045
Black Belt Energy Gas District (Morgan Stanley) Series 2022-2 5.73%, 02/01/2053(a) (b)	10,000	10,329,012
Series 2022-C 5.25%, 02/01/2053	47,525	49,856,234
Black Belt Energy Gas District (Nomura Holdings, Inc.) Series 2022-A 4.00%, 12/01/2052	17,325	17,101,466
Black Belt Energy Gas District (Pacific Mutual Holding) Series 2024-C 5.00%, 05/01/2055	31,900	33,627,765
Black Belt Energy Gas District (Royal Bank of Canada) Series 2023-2 5.25%, 12/01/2053(a) (b)	22,380	24,033,070
County of Jefferson AL Sewer Revenue (County of Jefferson AL Sewer Revenue) Series 2024 5.25%, 10/01/2041	2,250	2,335,702
5.25%, 10/01/2044	2,665	2,711,216
5.25%, 10/01/2049	8,500	8,530,143
5.50%, 10/01/2053	1,110	1,127,238
Energy Southeast A Cooperative District (Morgan Stanley) Series 2023-A 4.971% (SOFR + 2.05%), 11/01/2053(c)	16,000	16,254,064
5.50%, 11/01/2053(b)	17,645	18,986,580
Series 2023-B 5.121% (SOFR + 2.20%), 04/01/2054(c)	10,000	10,191,100
Series 2024-B 5.25%, 07/01/2054	41,865	44,846,822

	Principal Amount (000)	U.S. $ Value

Homewood Educational Building Authority (CHF - Horizons II LLC) Series 2024 5.00%, 10/01/2056	$1,200	$1,079,089
5.50%, 10/01/2049	4,500	4,433,201
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2016 5.00%, 02/01/2036	5,000	5,016,163
5.00%, 02/01/2041	5,000	4,980,557
Series 2021 4.00%, 02/01/2041	3,370	2,964,102
4.00%, 02/01/2046	11,640	9,415,936
Jefferson County Board of Education/AL (Jefferson County Board of Education/AL) Series 2022-2 5.00%, 02/01/2039(a) (b)	5,000	5,094,621
5.00%, 02/01/2046(a) (b)	23,280	23,315,095
Lower Alabama Gas District (The) (Goldman Sachs Group) Series 2016-A 5.00%, 09/01/2031	2,235	2,369,364
Mobile County Industrial Development Authority (ArcelorMittal SA) Series 2024 4.75%, 12/01/2054	9,980	8,712,058
Southeast Alabama Gas Supply District (The) (Morgan Stanley) Series 2024 5.00%, 06/01/2049	38,405	40,562,939
Southeast Alabama Gas Supply District (The) (Pacific Mutual Holding) Series 2024-A 5.00%, 08/01/2054	50,275	53,114,467
Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056	89,815	90,618,997
Southeast Energy Authority A Cooperative District (BP PLC) Series 2025-F 5.25%, 11/01/2055	66,545	71,486,612
Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035	32,725	33,731,781
Southeast Energy Authority A Cooperative District (Goldman Sachs Group) Series 2022-B 5.00%, 05/01/2053	14,520	15,009,471
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2021-B 4.00%, 12/01/2051	15,000	14,911,354
Series 2022-2 6.00%, 01/01/2053(a) (b)	10,000	10,492,037

	Principal Amount (000)	U.S. $ Value

Series 2022-A 5.50%, 01/01/2053	$7,620	$8,105,975
Southeast Energy Authority A Cooperative District (Pacific Mutual Holding) Series 2024-C 5.00%, 10/01/2055	10,000	10,614,689
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054	28,425	30,000,421
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group) Series 2023-A 5.25%, 01/01/2054	10,000	10,510,023

		920,317,142

Alaska – 0.1%
Municipality of Anchorage AK (Municipality of Anchorage AK) Series 2024-A 4.50%, 02/01/2060	15,000	12,819,507
Municipality of Anchorage AK Solid Waste Services Revenue (Municipality of Anchorage AK Solid Waste Services Revenue) Series 2022-A 5.25%, 11/01/2062	3,000	3,047,843

		15,867,350

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	3,235	3,245,201
Series 2018 7.125%, 09/01/2038(a)	8,315	8,776,392

		12,021,593

Arizona – 2.7%
Arizona Industrial Development Authority (AZIDA 2019-2) Series 2019-2, Class A 3.625%, 05/20/2033	12,521	12,046,527
Arizona Industrial Development Authority (Benjamin Franklin Charter School Obligated Group) Series 2023 4.43%, 07/01/2033(a)	520	512,325
5.25%, 07/01/2053(a)	1,000	899,010
Arizona Industrial Development Authority (Equitable School Revolving Fund Obligated Group) Series 2020 4.00%, 11/01/2045	1,355	1,116,039
Series 2021 4.00%, 11/01/2051(a)	11,325	8,498,442

	Principal Amount (000)	U.S. $ Value

Series 2024 5.00%, 11/01/2054	$8,205	$7,643,547
Arizona Industrial Development Authority (Heritage Academy Laveen & Gateway Obligated Group) Series 2021 5.00%, 07/01/2051(a)	10,000	8,223,013
Arizona Industrial Development Authority (ISF Ativo Portfolio Obligated Group) Series 2025 6.75%, 03/01/2065(a)	13,935	12,955,144
6.875%, 03/01/2055(a)	19,875	19,205,697
Arizona Industrial Development Authority (KIPP Nashville Obligated Group) Series 2022-A 5.00%, 07/01/2047	750	697,231
Arizona Industrial Development Authority (Kipp NYC Public Charter Schools) Series 2021-B 4.00%, 07/01/2051	1,000	805,087
4.00%, 07/01/2061	7,980	6,099,343
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.75%, 07/01/2030(d) (e) (f)	1,500	45,900
7.75%, 07/01/2050(d) (e) (f)	33,950	1,038,870
Series 2021-A 6.00%, 07/01/2051(d) (e) (f)	1,425	43,605
Arizona Industrial Development Authority (North Carolina Central University Project) BAM Series 2019 5.00%, 06/01/2049	785	764,954
Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2018 5.75%, 07/15/2048(a)	2,500	2,454,256
Series 2020-A 4.00%, 07/15/2030(a)	1,185	1,177,886
4.00%, 07/15/2040(a)	4,180	3,608,964
Arizona Industrial Development Authority (San Tan Valley AH I LLLP) Series 2024-A 5.68%, 01/01/2043(a)	33,000	30,259,053
Series 2024-B 5.68%, 01/01/2043(a)	7,050	6,462,060
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2042	3,900	3,966,563
5.00%, 09/01/2052	1,500	1,525,767
Series 2023 4.10%, 12/01/2037	6,000	6,028,033
Series 2024 4.00%, 06/01/2049	40,000	39,777,196

	Principal Amount (000)	U.S. $ Value

City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.442%, 07/01/2032	$5,000	$4,347,800
2.542%, 07/01/2033	5,000	4,271,207
2.642%, 07/01/2034	6,795	5,710,014
2.742%, 07/01/2035	10,000	8,273,760
2.842%, 07/01/2036	13,000	10,589,579
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.321%, 07/01/2034	10,500	8,588,712
2.421%, 07/01/2035	10,325	8,292,678
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group) Series 2017 5.00%, 11/15/2036	1,000	771,786
Glendale Industrial Development Authority (Royal Oaks Life Care Community) Series 2016 5.00%, 05/15/2039	3,700	3,455,147
Industrial Development Authority of the City of Phoenix Arizona (The) (AZ GFF Tiyan LLC Lease) Series 2014 5.00%, 02/01/2029	14,720	14,629,398
Industrial Development Authority of the City of Phoenix Arizona (The) (BASIS Schools Obligated Group) Series 2015 5.00%, 07/01/2035(a)	2,000	2,000,429
Industrial Development Authority of the City of Phoenix Arizona (The) (GreatHearts Arizona Obligated Group) Series 2014 5.00%, 07/01/2044	3,875	3,737,586
Industrial Development Authority of the County of Pima (The) (Edkey Obligated Group) Series 2020 5.00%, 07/01/2049(d) (e) (f)	6,890	4,823,000
5.00%, 07/01/2055(d) (e) (f)	3,700	2,590,000
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre Obligated Group) Series 2022 5.625%, 11/15/2030(a)	4,400	4,415,981
6.875%, 11/15/2052(a)	6,500	6,683,302
7.00%, 11/15/2057(a)	2,915	3,009,377
La Paz County Industrial Development Authority (Harmony Public Schools) Series 2016 5.00%, 02/15/2036(a)	1,000	1,000,207
5.00%, 02/15/2046(a)	3,500	3,156,565
Maricopa County Industrial Development Authority (Arizona Autism Charter Schools Obligated Group) Series 2021 4.00%, 07/01/2061(a)	2,875	2,004,685

	Principal Amount (000)	U.S. $ Value

Maricopa County Industrial Development Authority (Benjamin Franklin Charter School) Series 2018-A 6.00%, 07/01/2052(a)	$19,500	$19,525,845
Maricopa County Industrial Development Authority (Commercial Metals Co.) Series 2022 4.00%, 10/15/2047(a)	19,510	15,260,541
Maricopa County Industrial Development Authority (HonorHealth Obligated Group) Series 2024-D 5.00%, 12/01/2039	2,725	2,830,462
5.00%, 12/01/2040	5,750	5,921,269
5.00%, 12/01/2041	1,525	1,559,733
Maricopa County Industrial Development Authority (Legacy Traditional School Obligated Group) Series 2025 5.25%, 07/01/2045	1,385	1,348,569
5.25%, 07/01/2050	2,000	1,892,557
5.25%, 07/01/2055	2,365	2,214,890
5.50%, 07/01/2060	2,200	2,113,016
Maricopa County Industrial Development Authority (Morrison Education Group Obligated Group) Series 2024-A 6.50%, 07/01/2054(a)	8,500	8,432,422
6.625%, 07/01/2059(a)	5,000	5,000,009
6.75%, 07/01/2063(a)	5,880	5,901,269
Maricopa County Industrial Development Authority (Valley Christian Schools) Series 2023 6.25%, 07/01/2053(a)	1,650	1,533,201
6.375%, 07/01/2058(a)	4,020	3,754,560
Salt River Project Agricultural Improvement & Power District (Salt River Project Agricultural Improvement & Power District) Series 2023-B 5.25%, 01/01/2053	10,000	10,357,347
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2032	10,945	11,684,499
5.00%, 12/01/2037	2,915	3,027,906
Sierra Vista Industrial Development Authority (American Leadership Academy) Series 2023 5.75%, 06/15/2058(a)	10,000	9,406,251
Sierra Vista Industrial Development Authority (Wake Preparatory Academy) Series 2025 6.50%, 06/15/2055	5,000	4,938,573
6.50%, 06/15/2060	7,000	6,863,235
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.125%, 10/01/2047(a)	1,065	692,860

	Principal Amount (000)	U.S. $ Value

Yuma Industrial Development Authority (Yuma Regional Medical Center Obligated Group) Series 2024 5.25%, 08/01/2054	$10,235	$10,277,191
AG Series 2024 4.00%, 08/01/2054	2,500	2,068,826

		414,810,756

Arkansas – 0.5%
Arkansas Development Finance Authority (Baptist Memorial Health Care Obligated Group) Series 2020 5.00%, 09/01/2044	21,000	20,128,872
Arkansas Development Finance Authority (Hybar LLC) Series 2023 6.875%, 07/01/2048(a)	7,185	7,590,348
Series 2024 7.375%, 07/01/2048(a)	34,700	37,349,359
Arkansas Development Finance Authority (United States Steel Corp.) Series 2022 5.45%, 09/01/2052	5,000	4,879,617

		69,948,196

California – 13.6%
Alameda Corridor Transportation Authority (Alameda Corridor Transportation Authority) Series 2022-A 0.00%, 10/01/2048(g)	17,000	9,488,232
0.00%, 10/01/2049(g)	10,435	5,760,034
0.00%, 10/01/2050(g)	7,345	4,048,728
AG Series 2024 Zero Coupon, 10/01/2049	7,250	2,115,956
Zero Coupon, 10/01/2053	15,000	3,513,083
NATL Series 1999-1 Zero Coupon, 10/01/2031	3,000	2,421,888
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	17,900	16,117,785
Align Affordable Housing Bond Fund LP (SHI - Lake Worth LLC) Series 2021 3.25%, 12/01/2051(a)	26,000	22,632,693
Align Capital Series Trust 2025-1 (Align Capital Series Trust 2025-1) Series 2025-2 5.75%, 01/01/2052(a)	17,000	16,809,906
ARC70 II Trust (ARC70 II TRUST) Series 2021 4.00%, 12/01/2059	7,860	6,441,736
Series 2023 5.00%, 04/01/2065(a) (f)	70,865	66,574,965

	Principal Amount (000)	U.S. $ Value

California Community Choice Financing Authority (American General Life Insurance) Series 2023-D 5.50%, 05/01/2054	$51,410	$54,287,006
Series 2024 5.00%, 08/01/2055	26,635	28,171,112
California Community Choice Financing Authority (Athene Annuity & Life Co.) Series 2025-2 5.00%, 11/01/2055(a) (b)	10,225	10,607,767
5.00%, 01/01/2056(a) (b)	15,940	16,405,737
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	93,825	97,899,792
California Community Choice Financing Authority (Goldman Sachs Group) Series 2023 5.25%, 11/01/2054	3,800	4,021,285
California Community Choice Financing Authority (Morgan Stanley) Series 2023 5.00%, 02/01/2054	48,650	51,115,524
Series 2023-2 4.68%, 07/01/2053(a) (b)	16,800	16,879,278
Series 2024 5.00%, 05/01/2054	37,820	39,974,730
Series 2024-E 5.00%, 02/01/2055	16,180	17,165,441
Series 2025-2 4.55%, 02/01/2054(a) (b)	10,000	10,057,013
California Community Choice Financing Authority (New York Life Insurance) Series 2024 5.00%, 01/01/2056	14,380	15,588,255
California Community Choice Financing Authority (Pacific Mutual Holding) Series 2025-2 5.00%, 03/01/2056(a) (b)	37,835	40,148,697
California Community Choice Financing Authority (Royal Bank of Canada) Series 2024 5.00%, 02/01/2055	23,330	24,824,907
California Community College Financing Authority (NCCD-Orange Coast Properties) Series 2018 5.25%, 05/01/2043	5,185	5,260,919
5.25%, 05/01/2048	6,750	6,822,117
5.25%, 05/01/2053	5,300	5,341,286
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(a)	23,800	18,864,116

	Principal Amount (000)	U.S. $ Value

California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(a)	$39,200	$30,440,282
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(a)	17,000	10,812,952
4.00%, 08/01/2046(a)	7,585	6,142,294
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(a)	19,715	12,581,033
California Community Housing Agency (California Community Housing Agency Twin Creek Apartments) Series 2022 Zero Coupon, 08/01/2065(a)	121,230	4,268,654
5.50%, 02/01/2040(a)	3,775	3,295,646
Series 2022-A 4.50%, 08/01/2052(a)	21,280	16,008,599
California Educational Facilities Authority (Loma Linda University) Series 2017-A 5.00%, 04/01/2031	1,000	1,023,069
5.00%, 04/01/2042	1,775	1,771,977
California Enterprise Development Authority (Heights Christian Schools) Series 2023 6.25%, 06/01/2053(a)	1,920	1,757,700
California Enterprise Development Authority (Real Journey Academies Obligated Group) Series 2024-A 5.00%, 06/01/2054(a)	2,000	1,782,103
California Enterprise Development Authority (Rocketship Education Obligated Group) Series 2022 4.00%, 06/01/2042(a)	5,000	4,002,964
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017-A 5.00%, 08/15/2037	1,700	1,701,679
California Housing Finance Agency (CAHFA 2019-2) Series 2019-2, Class A 4.00%, 03/20/2033	13,232	13,331,275
California Housing Finance Agency (CAHFA 2021-1) Series 2021-1, Class A 3.50%, 11/20/2035	8,876	8,281,751
California Housing Finance Agency (CAHFA 2021-2) Series 2021-2, Class A 3.75%, 03/25/2035	42,088	41,756,677
Series 2021-2, Class X 0.825%, 03/25/2035(h)	21,779	879,914

	Principal Amount (000)	U.S. $ Value

California Housing Finance Agency (CAHFA 2021-3) Series 2021-3, Class A 3.25%, 08/20/2036	$6,733	$6,273,676
California Housing Finance Agency (CAHFA 2023-1) Series 2023-1, Class A 4.375%, 09/20/2036	16,183	16,106,067
California Infrastructure & Economic Development Bank (Desertxpress Enterprises) Series 2025 9.50%, 01/01/2065(a)	103,375	92,173,781
California Infrastructure & Economic Development Bank (Equitable School Revolving Fund Obligated Group) Series 2020-B 4.00%, 11/01/2045	850	709,276
4.00%, 11/01/2050	860	689,572
California Infrastructure & Economic Development Bank (PIH Health Obligated Group) Series 2024-A 5.00%, 12/01/2054(a)	37,000	35,553,737
California Infrastructure & Economic Development Bank (Roseville Sustainable Energy Partner) Series 2024 5.25%, 07/01/2049	13,000	12,734,589
California Infrastructure & Economic Development Bank (WFCS Holdings II LLC) Series 2021 Zero Coupon, 01/01/2061(a)	2,920	200,110
Series 2021-A1 5.00%, 01/01/2056(a)	3,000	2,480,410
California Municipal Finance Authority (Azusa Pacific University) Series 2015-B 5.00%, 04/01/2041	4,900	4,422,632
California Municipal Finance Authority (BOLD Program) Series 2023-B 5.75%, 09/01/2053	2,850	2,912,541
California Municipal Finance Authority (California Baptist University) Series 2016-A 5.00%, 11/01/2046(a)	2,000	1,815,870
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2039	2,030	2,055,737
5.00%, 05/15/2040	1,000	1,007,116

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (Community Health Centers of The Central Coast) Series 2021-A 5.00%, 12/01/2046(a)	$1,490	$1,369,726
Series 2025 5.75%, 12/01/2055(i)	4,680	4,520,318
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada) Series 2012-A 6.625%, 01/01/2032(a)	630	610,814
Series 2014 5.00%, 01/01/2035	1,085	921,802
California Municipal Finance Authority (LAX Integrated Express Solutions) Series 2018 4.00%, 12/31/2047	7,040	5,729,567
5.00%, 12/31/2043	37,050	35,906,218
California Municipal Finance Authority (Samuel Merritt University) Series 2022 5.25%, 06/01/2053	5,000	5,118,613
California Pollution Control Financing Authority (Channelside Water Resources) Series 2012 5.00%, 11/21/2045(a)	13,975	13,046,175
Series 2019 5.00%, 11/21/2045(a)	4,890	4,771,312
Series 2023 5.00%, 07/01/2027(a)	2,000	2,047,537
5.00%, 07/01/2028(a)	2,350	2,434,827
5.00%, 07/01/2029(a)	2,300	2,405,613
5.00%, 07/01/2030(a)	2,600	2,737,985
5.00%, 07/01/2031(a)	3,000	3,162,963
5.00%, 07/01/2032(a)	5,470	5,782,074
5.00%, 07/01/2033(a)	5,865	6,201,924
5.00%, 07/01/2034(a)	3,000	3,165,373
5.00%, 07/01/2036(a)	2,650	2,745,748
5.00%, 07/01/2037(a)	2,250	2,316,581
5.00%, 07/01/2038(a)	3,500	3,576,622
5.00%, 11/21/2045(a)	1,100	1,073,301
California Public Finance Authority (ISF Ativo Portfolio Obligated Group) Series 2025 6.625%, 03/01/2065(a)	16,155	15,233,960
6.75%, 03/01/2055(a)	11,505	11,217,537
California Public Finance Authority (Kendal at Ventura) Series 2023 10.00%, 05/15/2028(a)	800	1,016,981
California School Finance Authority (Classical Academy Obligated Group) Series 2021 4.00%, 10/01/2046(a)	2,800	2,264,747
Series 2022 5.00%, 10/01/2042(a)	1,000	962,611

	Principal Amount (000)	U.S. $ Value

5.00%, 10/01/2052(a)	$1,000	$912,915
5.00%, 10/01/2061(a)	1,500	1,351,622
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046(d) (e) (f)	3,630	2,178,000
California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2056(a)	8,850	7,457,052
California School Finance Authority (Hawking STEAM Charter Schools) Series 2022 5.25%, 07/01/2052(a)	2,250	2,091,685
5.50%, 07/01/2062(a)	2,775	2,627,214
California School Finance Authority (Kipp SoCal Public Schools Obligated Group) Series 2019-A 5.00%, 07/01/2039(a)	2,325	2,357,439
5.00%, 07/01/2049(a)	700	666,012
California School Finance Authority (Lighthouse Community Public Schools Obligated Group) Series 2022 6.375%, 06/01/2052(a)	1,225	1,247,664
California School Finance Authority (Rex & Margaret Fortune School of Education) Series 2024 5.00%, 06/01/2054(a)	5,120	4,452,754
5.125%, 06/01/2064(a)	1,300	1,123,618
California School Finance Authority (Rocketship Education Obligated Group) Series 2017-G 5.00%, 06/01/2047(a)	2,330	2,063,621
California State University (California State University) Series 2021-2 2.37%, 11/01/2035(a) (b)	10,000	7,967,205
2.72%, 11/01/2052(a) (b)	5,000	3,253,237
Series 2022-2 2.97%, 11/01/2051(a) (b)	5,000	3,312,205
California Statewide Communities Development Authority (California Baptist University) Series 2017-A 5.00%, 11/01/2041(a)	2,875	2,711,600
California Statewide Communities Development Authority (CHF-Irvine LLC) BAM Series 2021 3.00%, 05/15/2051	13,000	9,054,068

	Principal Amount (000)	U.S. $ Value

California Statewide Communities Development Authority (Enloe Medical Center Obligated Group) AG Series 2022-A 5.25%, 08/15/2052	$3,000	$3,020,669
5.375%, 08/15/2057	3,720	3,745,540
California Statewide Communities Development Authority (Lancer Educational Housing) Series 2016 5.00%, 06/01/2036(a)	5,250	5,255,329
5.00%, 06/01/2046(a)	7,000	6,378,712
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2041(a)	15,285	14,720,447
5.25%, 12/01/2056(a)	14,795	13,655,044
Series 2018 5.25%, 12/01/2038(a)	3,000	3,009,372
5.25%, 12/01/2048(a)	6,440	6,124,766
Series 2018-A 5.00%, 12/01/2033(a)	1,350	1,369,263
5.50%, 12/01/2058(a)	19,145	18,450,992
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.25%, 07/01/2049(a)	2,825	2,677,834
5.25%, 07/01/2052(a)	2,500	2,340,272
Central Valley Energy Authority (Pacific Mutual Holding) Series 2025 5.00%, 12/01/2055	20,650	22,047,101
City of Los Angeles CA Wastewater System Revenue (City of Los Angeles CA Wastewater System Revenue) Series 2025-A 5.00%, 06/01/2055	10,000	10,135,970
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2022 5.00%, 05/15/2047	10,170	9,986,627
Series 2022-2 5.00%, 05/15/2036(a) (b)	10,000	10,317,113
Series 2025 5.00%, 05/15/2034	1,255	1,359,522
Series 2025-2 5.00%, 05/15/2044(a) (b)	15,415	15,159,852
5.00%, 05/15/2055(a) (b)	10,000	9,766,921
5.25%, 05/15/2044(a) (b)	1,675	1,721,633
5.25%, 05/15/2045(a) (b)	5,050	5,167,201
5.50%, 05/15/2055(a) (b)	6,660	6,897,315
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1) Series 2016 5.50%, 09/01/2046	850	853,551

	Principal Amount (000)	U.S. $ Value

City of Vernon CA Electric System Revenue (City of Vernon CA Electric System Revenue) Series 2022-2 5.00%, 08/01/2039	$425	$435,227
5.00%, 08/01/2040	375	381,581
5.00%, 08/01/2041	420	424,198
CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(a)	15,100	10,793,146
CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(a)	18,760	11,605,270
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2045(a)	6,925	5,787,562
4.00%, 08/01/2056(a)	12,525	10,151,806
CMFA Special Finance Agency VII (CMFA Special Finance Agency VII The Breakwater Apartments) Series 2021 3.00%, 08/01/2056(a)	8,415	5,462,808
CMFA Special Finance Agency VIII Elan Huntington Beach (CMFA Special Finance Agency VIII Elan Huntington Beach) Series 2021 3.00%, 08/01/2056(a)	15,450	9,810,443
4.00%, 08/01/2047(a)	3,510	3,028,849
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.25%, 05/01/2057(a)	23,900	15,392,456
4.00%, 05/01/2057(a)	15,550	10,378,017
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(a)	13,940	9,570,738
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(a)	13,215	10,252,669
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(a)	15,200	11,046,687

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments) Series 2021-A2 3.125%, 08/01/2056(a)	$10,025	$7,086,991
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(a)	23,165	14,475,537
4.00%, 07/01/2058(a)	17,980	10,053,213
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 3.20%, 09/01/2046(a)	2,500	1,748,820
4.00%, 09/01/2056(a)	27,065	19,060,667
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Park Crossing Apartments) Series 2021 3.25%, 12/01/2058(a)	12,700	8,196,958
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(a)	22,570	15,026,799
4.00%, 12/01/2056(a)	3,400	2,457,919
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority The Crescent) Series 2022 4.30%, 07/01/2059(a)	11,500	8,796,554
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 4.00%, 05/01/2057(a)	5,400	3,593,365
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(a)	27,100	20,144,958
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 3.25%, 10/01/2058(a)	8,930	5,917,131
4.00%, 10/01/2048(a)	2,000	1,468,288
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(a)	15,405	9,875,686
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization Lease) Series 2021-2 2.75%, 06/01/2034(a) (b)	13,150	11,359,609
3.12%, 06/01/2038(a) (b)	16,825	13,646,148

	Principal Amount (000)	U.S. $ Value

3.29%, 06/01/2042(a) (b)	$6,850	$5,157,250
Series 2022-2 2.75%, 06/01/2034(a) (b)	1,630	1,408,073
3.12%, 06/01/2038(a) (b)	12,500	10,138,298
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021 3.85%, 06/01/2050	13,230	11,901,036
Series 2021-A 4.214%, 06/01/2050	2,900	2,105,989
Series 2021-B Zero Coupon, 06/01/2066	230,600	22,066,022
Hastings Campus Housing Finance Authority (Hastings Campus Housing Finance Authority) Series 2020-A 5.00%, 07/01/2061(a)	14,340	11,956,143
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2021-B 5.00%, 07/01/2041	7,950	8,089,313
Series 2023-A 5.00%, 07/01/2031	3,365	3,716,462
Series 2023-D 5.00%, 07/01/2031	1,375	1,518,614
5.00%, 07/01/2041	1,255	1,290,490
Series 2023-E 5.00%, 07/01/2048	4,750	4,756,752
Series 2024-A 5.00%, 07/01/2039	1,050	1,095,834
5.00%, 07/01/2040	1,680	1,737,954
Series 2024-B 5.00%, 07/01/2038	1,000	1,056,907
Series 2024-C 5.00%, 07/01/2035	1,135	1,239,356
5.00%, 07/01/2036	1,555	1,675,845
5.00%, 07/01/2049	7,035	7,038,857
BAM Series 2025-A 5.00%, 07/01/2055	4,000	3,979,276
Los Angeles Department of Water & Power Power System Revenue (Los Angeles Dept. of Water & Power Power System Revenue) Series 2019-D 5.00%, 07/01/2049	1,935	1,913,277
Series 2022 5.00%, 07/01/2051	10,000	9,919,028
Los Angeles Department of Water & Power Water System Revenue (Los Angeles Dept. of Water & Power Water System Revenue) Series 2018-A 5.00%, 07/01/2043	7,015	6,962,670
Series 2022-D 5.00%, 07/01/2047	4,210	4,205,424
5.00%, 07/01/2052	4,000	3,977,252
Series 2023-A 5.00%, 07/01/2049	4,440	4,448,064

	Principal Amount (000)	U.S. $ Value

M-S-R Energy Authority (Citigroup, Inc.) Series 2009-A 6.50%, 11/01/2039	$3,390	$4,009,042
Series 2009-B 6.50%, 11/01/2039	3,865	4,570,781
7.00%, 11/01/2034	2,225	2,641,020
Series 2009-C 7.00%, 11/01/2034	5,660	6,718,279
River Islands Public Financing Authority (River Islands Public Financing Authority Cmnty Facs District No. 2003-1 Area 2) Series 2022 5.75%, 09/01/2052	1,600	1,623,257
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 3.646% (CME Term SOFR 3 Month + 0.57%), 06/01/2039(c)	33,680	30,366,110
San Diego County Regional Airport Authority (San Diego County Regional Airport Authority) Series 2023 5.25%, 07/01/2058	3,275	3,288,862
Series 2025-2 5.00%, 07/01/2048(a) (b)	7,270	7,116,881
5.00%, 07/01/2053(a) (b)	10,000	9,749,214
5.25%, 07/01/2039(a) (b)	6,000	6,414,055
5.25%, 07/01/2040(a) (b)	4,000	4,233,606
15.20%, 07/01/2055(a) (i) (j)	3,200	3,711,265
San Francisco Intl Airport (San Francisco Intl Airport) Series 2019-E 5.00%, 05/01/2050	7,000	6,840,823
Series 2022-2 3.05%, 05/01/2034(a) (b)	3,500	3,107,647
3.18%, 05/01/2035(a) (b)	5,500	4,845,042
3.33%, 05/01/2037(a) (b)	2,250	1,933,078
5.00%, 05/01/2044(a) (b)	14,000	14,001,803
Series 2025-2 5.00%, 05/01/2033(a) (b)	5,000	5,473,681
5.00%, 05/01/2037(a) (b)	8,525	8,715,294
5.00%, 05/01/2038(a) (b)	11,000	11,177,674
5.00%, 05/01/2043(a) (b)	11,000	10,905,319
5.25%, 05/01/2042(a) (b)	20,000	20,673,506
5.25%, 05/01/2044(a) (b)	7,100	7,250,354
5.50%, 05/01/2040(a) (b)	10,000	10,612,188
5.75%, 05/01/2048(a) (b)	10,000	10,406,141
San Joaquin Hills Transportation Corridor Agency (San Joaquin Hills Transportation Corridor Agency) Series 2014-B 5.25%, 01/15/2044	315	315,013
Series 2021-A 4.00%, 01/15/2044	1,429	1,266,309

	Principal Amount (000)	U.S. $ Value

San Joaquin Valley Clean Energy Authority (Goldman Sachs Group) Series 2025 5.50%, 01/01/2056	$31,910	$35,099,915
San Jose Evergreen Community College District (San Jose Evergreen Community College District) Series 2012 5.558% (CME Term SOFR 3 Month + 1.00%), 07/01/2043(c)	3,925	3,902,199
Southern California Logistics Airport Authority (Southern California Logistics Airport Authority) AG Series 2006 5.00%, 12/01/2036	100	100,401
5.00%, 12/01/2043	1,585	1,591,353
Southern California Public Power Authority (American General Life Insurance) Series 2024-A 5.00%, 04/01/2055	40,490	42,362,966
Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023 5.00%, 07/01/2039	2,475	2,587,765
5.00%, 07/01/2041	1,270	1,310,171
5.00%, 07/01/2048	3,190	3,209,053
5.25%, 07/01/2053	10,270	10,442,135
Series 2024 5.00%, 07/01/2042	2,000	2,051,484
5.00%, 07/01/2044	3,000	3,045,653
5.00%, 07/01/2049	5,175	5,200,178
5.00%, 07/01/2053	5,545	5,536,124
5.25%, 07/01/2046	5,030	5,172,508
Southern California Public Power Authority (Southern California Public Power Authority) Series 2025 5.00%, 07/01/2053	10,000	9,983,993
BAM Series 2025 5.25%, 07/01/2050	7,250	7,445,271
State of California (State of California) Series 2023 6.00%, 03/01/2033	10,000	10,880,569
Series 2024 4.00%, 08/01/2049	11,300	10,224,456
4.00%, 08/01/2054	3,600	3,103,168
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization) Series 2021 Zero Coupon, 06/01/2060	23,050	3,308,615
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization) Series 2006 Zero Coupon, 06/01/2046	8,485	1,562,131
Series 2019 Zero Coupon, 06/01/2054	10,480	2,004,353

	Principal Amount (000)	U.S. $ Value

5.00%, 06/01/2039	$1,555	$1,565,727

		2,102,104,275

Colorado – 2.8%
Aurora Highlands Community Authority Board (Aurora Highlands Community Authority Board) Series 2021-A 5.75%, 12/01/2051	15,000	13,624,129
Centerra Metropolitan District No. 1 (Centerra Metropolitan District No. 1) Series 2017 5.00%, 12/01/2037(a)	5,000	4,994,035
Series 2022 6.50%, 12/01/2053	4,350	4,486,322
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	645	644,956
City & County of Denver CO Airport System Revenue (City & County of Denver CO Airport System Revenue) Series 2025-2 5.00%, 11/15/2033(a) (b)	9,000	9,695,656
5.00%, 11/15/2047(a) (b)	34,470	34,899,219
5.50%, 11/15/2053(a) (b)	10,475	10,719,864
Colorado Educational & Cultural Facilities Authority (Ascent Classical Academy Charter Schools) Series 2024 5.75%, 04/01/2059(a)	2,250	2,091,434
5.80%, 04/01/2054(a)	3,725	3,526,902
Colorado Educational & Cultural Facilities Authority (James Irwin Educational Foundation Obligated Group) Series 2022 5.00%, 09/01/2052	850	778,302
5.00%, 09/01/2057	2,100	1,891,921
5.00%, 09/01/2062	2,000	1,778,170
Colorado Educational & Cultural Facilities Authority (STEAD School/The) Series 2023-A 7.00%, 07/01/2034(f)	18,215	18,292,290
Series 2023-B 8.125%, 07/01/2028(f)	465	467,877
Colorado Educational & Cultural Facilities Authority (Vega Collegiate Academy) Series 2021 5.00%, 02/01/2051(a)	3,500	2,969,430
5.00%, 02/01/2061(a)	2,870	2,348,986
Colorado Health Facilities Authority (Aberdeen Ridge Obligated Group) Series 2021-A 5.00%, 05/15/2049	1,300	916,608
5.00%, 05/15/2058	3,000	1,999,156
Series 2021-B 2.125%, 05/15/2028	1,500	1,467,062

	Principal Amount (000)	U.S. $ Value

Colorado Health Facilities Authority (CommonSpirit Health Obligated Group) Series 2019-A 4.00%, 08/01/2038	$6,600	$6,146,554
5.00%, 08/01/2039	1,000	1,005,950
5.00%, 08/01/2044	93,310	91,317,384
Series 2022 5.50%, 11/01/2047	2,500	2,544,175
Series 2022-2 5.00%, 11/01/2040(a) (b)	4,650	4,767,668
5.00%, 11/01/2041(a) (b)	5,075	5,160,712
5.00%, 11/01/2042(a) (b)	3,800	3,832,752
5.25%, 11/01/2052(a) (b)	10,000	9,914,647
Colorado Health Facilities Authority (Frasier Meadows Manor Obligated Group) Series 2023-2 4.00%, 05/15/2048	2,100	1,658,382
Colorado Health Facilities Authority (Intermountain Healthcare Obligated Group) Series 2024-A 5.00%, 05/15/2054	10,000	9,816,966
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-A 5.00%, 11/01/2044	7,050	6,976,206
Series 2019-B 3.696%, 11/01/2039	1,525	1,302,183
Colorado High Performance Transportation Enterprise (Colorado High Performance Transportation Enterprise C-470 Express Lanes System) Series 2017 5.00%, 12/31/2051	5,000	4,662,795
5.00%, 12/31/2056	8,000	7,378,407
Denver Health & Hospital Authority (Denver Health & Hospital Authority) Series 2025-A 6.00%, 12/01/2055	6,330	6,611,349
Douglas County Housing Partnership (Bridgewater Castle Rock ALF) Series 2021 5.375%, 01/01/2041(d) (e) (f)	19,590	14,692,500
Johnstown Plaza Metropolitan District (Johnstown Plaza Metropolitan District) Series 2022 4.25%, 12/01/2046	13,281	11,005,368
Longs Peak Metropolitan District (Longs Peak Metropolitan District) Series 2021 5.25%, 12/01/2051(a)	5,000	4,599,036
Meridian Ranch Metropolitan District 2018 Subdistrict (Meridian Ranch Metropolitan District 2018 Subdistrict) Series 2022 6.25%, 12/01/2037	1,435	1,445,671
6.50%, 12/01/2042	1,105	1,102,728
6.75%, 12/01/2052	1,925	1,897,786

	Principal Amount (000)	U.S. $ Value

Platte River Metropolitan District (Platte River Metropolitan District) Series 2023-A 6.50%, 08/01/2053(a)	$3,206	$3,172,511
Plaza Metropolitan District No. 1 (Plaza Metropolitan District No. 1) Series 2013 5.00%, 12/01/2040(a)	1,500	1,465,114
Public Authority for Colorado Energy (Bank of America Corp.) Series 2008 6.50%, 11/15/2038	16,535	19,257,797
Pueblo Urban Renewal Authority (Pueblo Urban Renewal Authority) Series 2021 4.75%, 12/01/2045(f)	8,010	7,064,607
Redtail Ridge Metropolitan District (Redtail Ridge Metropolitan District) Series 2025 Zero Coupon, 12/01/2032	19,620	11,701,733
Regional Transportation District (Denver Transit Partners) Series 2020 4.00%, 07/15/2039	1,410	1,303,126
5.00%, 01/15/2032	2,300	2,438,348
Riverwalk Metropolitan District No. 2 (Riverwalk Metropolitan District No. 2) Series 2022-A 5.00%, 12/01/2042	4,000	3,433,694
5.00%, 12/01/2052	1,500	1,210,032
Sagebrush Farm Metropolitan District No. 1 (Sagebrush Farm Metropolitan District No. 1) Series 2022-A 6.75%, 12/01/2052	3,500	3,536,946
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado (Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado) Series 2025-A 5.00%, 04/01/2035(a)	20,000	21,095,040
Spring Hill Metropolitan District No. 3 (Spring Hill Metropolitan District No. 3) Series 2022-A 6.75%, 12/01/2052(a)	667	655,955
St. Vrain Lakes Metropolitan District No. 4 (St. Vrain Lakes Metropolitan District No. 4) Series 2024-A 0.00%, 09/20/2054(a) (g)	1,500	1,011,712
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 6.50%, 12/01/2042	2,215	2,288,222
6.75%, 12/01/2053	11,000	11,261,930
Series 2023 8.375%, 12/15/2054	2,500	2,502,961

	Principal Amount (000)	U.S. $ Value

Town of Vail CO (Town of Vail CO COP) Series 2025 5.375%, 12/01/2055	$1,500	$1,539,196
Series 2025-2 5.50%, 12/01/2064(a) (b)	13,415	13,841,800
Vail Home Partners Corp. (Vail Home Partners Corp.) Series 2025 5.875%, 10/01/2055(a)	2,500	2,445,042
6.00%, 10/01/2064(a)	3,250	3,185,612
Vauxmont Metropolitan District (Vauxmont Metropolitan District) AG Series 2019 3.25%, 12/15/2050	521	371,922
AG Series 2020 5.00%, 12/01/2033	370	391,162
5.00%, 12/01/2050	435	412,583
Verve Metropolitan District No. 1 (Verve Metropolitan District No. 1) Series 2023 6.50%, 12/01/2043	3,365	3,375,013
6.75%, 12/01/2052	4,000	4,010,470

		438,404,066

Connecticut – 0.5%
City of New Haven CT (City of New Haven CT) AG Series 2019-A 5.00%, 08/01/2039	1,650	1,675,390
Connecticut State Health & Educational Facilities Authority (Quinnipiac University) Series 2015-L 5.00%, 07/01/2045	5,750	5,597,953
Connecticut State Health & Educational Facilities Authority (Sacred Heart University) Series 2017-I1 5.00%, 07/01/2035	1,000	1,020,002
5.00%, 07/01/2037	1,095	1,111,650
Connecticut State Health & Educational Facilities Authority (Seabury Retirement Community) Series 2016-A 5.00%, 09/01/2046(a)	1,000	901,233
5.00%, 09/01/2053(a)	4,825	4,183,861
Connecticut State Health & Educational Facilities Authority (University of Hartford/The) Series 2019 4.00%, 07/01/2044	7,710	5,827,718
4.00%, 07/01/2049	3,325	2,370,310

	Principal Amount (000)	U.S. $ Value

Connecticut State Health & Educational Facilities Authority (University of New Haven) Series 2018 5.00%, 07/01/2034	$1,000	$1,012,096
Series 2018-K1 5.00%, 07/01/2028	765	793,285
5.00%, 07/01/2035	1,055	1,063,523
5.00%, 07/01/2036	2,205	2,215,666
5.00%, 07/01/2038	1,980	1,964,728
Stamford Housing Authority (TJH Senior Living Obligated Group) Series 2025 4.75%, 10/01/2032	6,900	6,991,032
6.25%, 10/01/2060	6,150	5,797,251
6.375%, 10/01/2045	2,050	2,039,993
6.50%, 10/01/2055	4,810	4,731,868
State of Connecticut (State of Connecticut) Series 2016-E 5.00%, 10/15/2034	4,595	4,681,108
Series 2017-A 5.00%, 04/15/2032	6,700	6,920,011
5.00%, 04/15/2033	10,985	11,319,390
5.00%, 04/15/2034	4,855	4,987,816
Town of Hamden CT (Whitney Center Obligated Group) Series 2022-A 7.00%, 01/01/2053	3,900	4,025,895

		81,231,779

Delaware – 0.1%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust (Affordable Housing Tax-Exempt Bond Pass-Thru Trust) Series 2023-2 6.00%, 10/05/2040(a)	17,408	17,095,196
Delaware River & Bay Authority (Delaware River & Bay Authority) Series 2021 4.00%, 01/01/2042	550	507,164
Delaware State Economic Development Authority (Newark Charter School) Series 2020 5.00%, 09/01/2050	1,125	1,048,288

		18,650,648

District of Columbia – 1.3%
District of Columbia (Catholic University of America) Series 2025 5.75%, 10/01/2055	17,030	17,432,106
District of Columbia (District of Columbia Intl School Obligated Group) Series 2019 5.00%, 07/01/2039	1,000	1,004,703
5.00%, 07/01/2049	2,075	1,934,582
5.00%, 07/01/2054	3,565	3,263,760

	Principal Amount (000)	U.S. $ Value

District of Columbia (District of Columbia Union Market TIF Area) Series 2024 0.00%, 06/01/2041(a) (g)	$1,500	$892,193
0.00%, 06/01/2049(a) (g)	2,400	1,388,866
Series 2024-A 5.125%, 06/01/2034(a)	9,310	9,298,747
District of Columbia (KIPP DC Obligated Group) Series 2017-A 5.00%, 07/01/2042	3,230	3,172,971
5.00%, 07/01/2048	5,350	5,028,529
Series 2017-B 5.00%, 07/01/2037	1,465	1,480,573
5.00%, 07/01/2042	2,000	1,964,688
District of Columbia (Rocketship DC Obligated Group) Series 2024 5.625%, 06/01/2044	1,000	985,202
6.00%, 06/01/2058	1,000	996,568
District of Columbia Income Tax Revenue (District of Columbia Income Tax Revenue) Series 2025-A 5.00%, 06/01/2050	14,870	15,060,150
5.25%, 06/01/2050	10,000	10,337,503
District of Columbia Tobacco Settlement Financing Corp. (District of Columbia Tobacco Settlement Financing) Series 2006 Zero Coupon, 06/15/2055	182,000	15,921,342
Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2025-A 5.00%, 10/01/2037	7,490	7,930,206
Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2025-2 5.00%, 10/01/2035(a) (b)	2,000	2,186,819
5.00%, 10/01/2036(a) (b)	4,500	4,817,607
5.00%, 10/01/2046(a) (b)	12,400	12,201,626
5.50%, 10/01/2054(a) (b)	10,000	10,242,175
12.681%, 10/01/2037(a) (i) (j)	1,500	1,939,074
12.70%, 10/01/2034(a) (i) (j)	1,400	1,931,194
Series 2025-A 5.00%, 10/01/2050	6,200	6,126,762
5.50%, 10/01/2055	2,000	2,063,757
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (Metropolitan Washington Airports Authority Dulles Toll Road Revenue) Series 2009 Zero Coupon, 10/01/2037	10,000	5,784,463

	Principal Amount (000)	U.S. $ Value

Washington Metropolitan Area Transit Authority (Washington Metropolitan Area Transit Authority State Lease) Series 2023 5.25%, 07/15/2053	$10,000	$10,194,530
Series 2024 5.00%, 07/15/2054	7,585	7,616,051
Washington Metropolitan Area Transit Authority Dedicated Revenue (Washington Metropolitan Area Transit Authority Dedicated Revenue Lease) Series 2025-A 5.25%, 07/15/2055	20,000	20,539,668
5.50%, 07/15/2060	17,430	18,198,422

		201,934,837

Florida – 6.6%
Alachua County Housing Finance Authority (Woodland Park II LLC) Series 2025-A 6.30%, 07/01/2055(a)	1,000	988,988
Series 2025-B 4.90%, 07/01/2029(a)	1,000	1,007,117
Bexley Community Development District (Bexley Community Development District) Series 2016 4.875%, 05/01/2047	985	892,643
Cape Coral Health Facilities Authority (Gulf Care Obligated Group) Series 2015 5.875%, 07/01/2040(a)	1,400	902,333
6.00%, 07/01/2045(a)	1,215	747,226
6.00%, 07/01/2050(a)	2,895	1,747,130
Capital Projects Finance Authority/FL (CAPFA Capital Corp. 2000F) Series 2020-A 5.00%, 10/01/2026	2,000	2,036,661
5.00%, 10/01/2029	1,650	1,745,782
5.00%, 10/01/2032	1,000	1,047,859
5.00%, 10/01/2033	1,050	1,092,076
Capital Projects Finance Authority/FL (IDEA Lakeland) Series 2023 7.00%, 06/15/2030(a)	12,790	13,205,165
Capital Projects Finance Authority/FL (Imagine School At North Port) Series 2025 6.50%, 06/15/2055(a)	3,000	2,952,312
6.75%, 06/15/2065(a)	6,555	6,444,547
Capital Projects Finance Authority/FL (Navigator Academy of Leadership Obligated Group) Series 2024 5.00%, 06/15/2054(a)	1,200	1,053,926
5.00%, 06/15/2064(a)	4,975	4,239,634

	Principal Amount (000)	U.S. $ Value

Capital Projects Finance Authority/FL (PRG - UnionWest Properties) Series 2024 0.00%, 06/01/2062(a) (g)	$31,980	$4,343,754
5.00%, 06/01/2049(a)	6,140	5,675,216
5.00%, 06/01/2054(a)	1,500	1,359,926
5.00%, 06/01/2058(a)	9,730	8,771,642
5.25%, 06/01/2034(a)	1,500	1,571,259
5.25%, 06/01/2039(a)	2,950	2,988,654
5.25%, 06/01/2044(a)	2,750	2,671,678
Capital Trust Agency, Inc. (Aviva Senior Life) Series 2017 5.00%, 07/01/2046(a)	1,300	902,849
Capital Trust Agency, Inc. (Educational Growth Fund) Series 2021 Zero Coupon, 07/01/2061(a)	83,000	6,034,092
3.375%, 07/01/2031(a)	1,065	1,013,778
5.00%, 07/01/2056(a)	45,885	38,273,087
Capital Trust Agency, Inc. (Southeastern University Obligated Group) Series 2023 6.00%, 05/01/2043(a)	2,000	1,978,440
6.25%, 05/01/2048(a)	2,500	2,472,620
6.375%, 05/01/2053(a)	4,500	4,445,824
Capital Trust Agency, Inc. (Team Success A School of Excellence) Series 2020 5.00%, 06/01/2045(a)	1,615	1,345,819
5.00%, 06/01/2055(a)	3,250	2,516,050
Series 2022 5.50%, 06/01/2057(a)	4,000	3,333,313
Capital Trust Authority (IDEA Florida, Inc.) Series 2023-A 6.25%, 06/15/2053(a)	6,250	6,280,891
6.375%, 06/15/2058(a)	4,000	4,031,450
Capital Trust Authority (Madrone Florida Tech Student Housing I) Series 2025 5.25%, 07/01/2055(a)	1,200	1,104,726
5.375%, 07/01/2065(a)	1,750	1,606,130
Capital Trust Authority (Mason Classical Academy) Series 2024 5.00%, 06/01/2064(a)	10,500	8,798,132
City of Jacksonville FL (Genesis Health Obligated Group) Series 2020 4.00%, 11/01/2039	1,650	1,514,513
4.00%, 11/01/2045	2,500	2,116,087
5.00%, 11/01/2050	8,625	8,218,646

	Principal Amount (000)	U.S. $ Value

City of Palmetto FL (Renaissance Arts & Education) Series 2022 5.25%, 06/01/2052	$2,955	$2,816,371
5.375%, 06/01/2057	1,000	966,108
5.625%, 06/01/2062	7,965	7,968,022
City of South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Foundation) Series 2017 5.00%, 08/15/2037	8,405	8,530,995
5.00%, 08/15/2047	6,125	5,965,924
City of Tallahassee FL (Tallahassee Memorial HealthCare) Series 2016 5.00%, 12/01/2055	3,535	3,342,604
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2036	700	425,138
Zero Coupon, 09/01/2037	700	398,930
Zero Coupon, 09/01/2040	980	460,353
Zero Coupon, 09/01/2041	1,000	437,974
Zero Coupon, 09/01/2045	1,850	616,516
Zero Coupon, 09/01/2049	1,350	352,732
City of Venice FL (Southwest Florida Retirement Center Obligated Group) Series 2024 5.50%, 01/01/2055(a)	1,000	916,135
5.625%, 01/01/2060(a)	2,050	1,898,227
Collier County Industrial Development Authority (NCH Healthcare System Obligated Group) Series 2024 5.00%, 10/01/2054	6,500	6,989,812
County of Lake FL (Waterman Communities) Series 2020 5.75%, 08/15/2050	5,000	4,559,514
5.75%, 08/15/2055	3,905	3,499,445
County of Miami-Dade FL Aviation Revenue (County of Miami-Dade FL Aviation Revenue) Series 2025-A 5.50%, 10/01/2055	20,585	20,933,938
County of Miami-Dade Seaport Department (County of Miami-Dade Seaport Dept.) Series 2021-B 4.00%, 10/01/2046	5,500	4,633,707
Series 2023-A 5.25%, 10/01/2052	18,065	17,911,596
County of Osceola FL Transportation Revenue (County of Osceola FL Transportation Revenue) Series 2020-A Zero Coupon, 10/01/2035	1,000	620,337
Zero Coupon, 10/01/2036	860	504,074
Zero Coupon, 10/01/2037	1,390	769,448
Zero Coupon, 10/01/2038	1,185	613,524
Zero Coupon, 10/01/2039	1,610	779,742

	Principal Amount (000)	U.S. $ Value

County of Palm Beach FL (Palm Beach Atlantic University) Series 2025 5.50%, 10/01/2045(a)	$6,000	$6,014,933
5.75%, 10/01/2055(a)	10,535	10,603,836
5.75%, 10/01/2065(a)	23,050	22,999,733
County of Palm Beach FL (Provident Group - LU Properties II) Series 2024 8.50%, 06/01/2033	650	657,015
County of Palm Beach FL (Provident Group - LU Properties) Series 2024 6.00%, 06/01/2044	4,000	3,786,639
6.125%, 06/01/2054	5,000	4,634,403
6.25%, 06/01/2059	4,000	3,737,898
County of Palm Beach FL (Provident Group-PBAU Properties) Series 2019 5.00%, 04/01/2039(a)	1,435	1,393,247
5.00%, 04/01/2051(a)	14,145	12,639,372
County of Pasco FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group) Series 2023-2 5.00%, 07/01/2030(a) (b)	52,000	56,415,398
Escambia County Housing Finance Authority (4900 S. Rio Grande Ave) Series 2023-A 6.88%, 11/01/2053(a)	2,780	2,856,338
Florida Development Finance Corp. (Assistance Unlimited) Series 2022 5.00%, 08/15/2032(a)	460	450,723
5.25%, 08/15/2037(a)	1,390	1,295,601
5.625%, 08/15/2042(a)	1,520	1,382,988
5.875%, 08/15/2052(a)	5,000	4,442,964
6.00%, 08/15/2057(a)	1,000	893,350
Florida Development Finance Corp. (Brightline Trains Florida) AG Series 2024 5.00%, 07/01/2044	10,000	9,554,526
5.25%, 07/01/2053	17,900	17,115,946
Florida Development Finance Corp. (Cornerstone Charter Academy Obligated Group) Series 2022 5.00%, 10/01/2032(a)	925	941,389
5.00%, 10/01/2042(a)	4,815	4,468,289
5.125%, 10/01/2052(a)	4,120	3,634,121
5.25%, 10/01/2056(a)	4,825	4,277,894

	Principal Amount (000)	U.S. $ Value

Florida Development Finance Corp. (Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding) Series 2021 4.00%, 07/01/2051(a)	$1,000	$765,086
Florida Development Finance Corp. (GFL Solid Waste Southeast) Series 2024 4.375%, 10/01/2054(a)	18,800	18,667,311
Florida Development Finance Corp. (Mater Academy, Inc.) Series 2020-A 5.00%, 06/15/2040	3,150	3,116,123
Series 2022-A 4.00%, 06/15/2042	1,000	848,714
5.00%, 06/15/2047	2,470	2,299,308
Florida Development Finance Corp. (Mayflower Retirement Center Obligated Group) Series 2020 5.25%, 06/01/2050(a)	5,000	4,447,600
5.25%, 06/01/2055(a)	5,500	4,791,523
Series 2021 4.00%, 06/01/2041(a)	2,900	2,295,052
Florida Development Finance Corp. (Parrish Charter Academy) Series 2023 6.25%, 04/23/2058(a)	7,635	7,502,362
Florida Development Finance Corp. (Renaissance Charter School Series 2020A/B Obligated Group) Series 2021 5.375%, 06/15/2040	1,000	943,998
Florida Development Finance Corp. (Renaissance Charter School) Series 2023 6.75%, 06/15/2053(a)	5,750	5,926,437
Florida Development Finance Corp. (River City Education Obligated Group) Series 2021 4.00%, 07/01/2035	925	887,664
Series 2022 5.00%, 07/01/2042	2,225	2,152,247
5.00%, 07/01/2051	1,045	960,204
5.00%, 02/01/2057	1,725	1,562,296
5.00%, 07/01/2057	740	669,832
Florida Development Finance Corp. (Seaside School Consortium) Series 2022 6.00%, 06/15/2057	7,000	7,088,188
Florida Development Finance Corp. (SFP - Tampa I LLC) Series 2024 5.00%, 06/01/2044(a)	4,000	3,725,248
5.25%, 06/01/2054(a)	16,780	15,405,394
5.25%, 06/01/2059(a)	11,900	10,781,876
6.50%, 06/01/2059(a)	9,800	9,357,503
Florida Development Finance Corp. (United Cerebral Palsy of Central Florida) Series 2020 5.00%, 06/01/2050	1,950	1,604,227

	Principal Amount (000)	U.S. $ Value

Florida Higher Educational Facilities Financing Authority (Florida Institute of Technology) Series 2019 4.00%, 10/01/2037	$1,000	$912,023
5.00%, 10/01/2031	1,235	1,286,066
Florida Higher Educational Facilities Financing Authority (Ringling College of Art & Design) Series 2017 5.00%, 03/01/2032	265	269,107
5.00%, 03/01/2034	2,395	2,417,867
5.00%, 03/01/2042	2,785	2,665,427
5.00%, 03/01/2047	1,950	1,800,070
Series 2019 5.00%, 03/01/2044	1,065	1,002,422
5.00%, 03/01/2049	10,425	9,519,241
Florida Housing Finance Corp. (Bayside Breeze Redevelopment LLLP) Series 2025 3.625%, 08/01/2029	6,600	6,613,595
6.19%, 08/01/2055	7,680	7,587,088
Florida Local Government Finance Commission (BridgePrep Academy Series 2025 Obligated Group) Series 2025 6.125%, 06/15/2065(a)	13,815	13,358,096
6.25%, 06/15/2055(a)	7,000	6,997,451
Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue) Series 2021 1.425%, 10/01/2026	2,700	2,608,004
Greater Orlando Aviation Authority (Greater Orlando Aviation Authority) Series 2019-A 5.00%, 10/01/2044(b)	27,000	26,677,666
5.00%, 10/01/2049	4,500	4,400,084
5.00%, 10/01/2054	7,000	6,829,424
Series 2022-2 5.00%, 10/01/2031(a) (b)	4,350	4,472,764
5.00%, 10/01/2032(a) (b)	1,500	1,538,114
5.00%, 10/01/2034(a) (b)	2,150	2,192,151
5.00%, 10/01/2035(a) (b)	3,500	3,558,501
5.00%, 10/01/2036(a) (b)	4,000	4,055,314
Series 2025-2 5.00%, 10/01/2034(a) (b)	2,000	2,074,155
5.00%, 10/01/2035(a) (b)	4,250	4,572,486
5.00%, 10/01/2036(a) (b)	5,000	5,133,531
5.00%, 10/01/2038(a) (b)	11,320	11,781,538
5.25%, 10/01/2044(a) (b)	6,315	6,458,530
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2024 4.25%, 06/01/2054	2,755	2,361,272

	Principal Amount (000)	U.S. $ Value

Highlands County Health Facilities Authority (Highlands County Health Facilities Authority) 6.00%, 04/01/2038(d) (e) (k) (l)	$1,229	$15,364
Series 2018 6.25%, 04/01/2049(d) (e) (k) (l)	1,462	18,276
Hillsborough County Aviation Authority (Hillsborough County Aviation Authority) Series 2025-2 5.00%, 10/01/2047(a) (b)	10,220	10,007,590
5.25%, 10/01/2042(a) (b)	4,500	4,657,363
5.25%, 10/01/2044(a) (b)	11,475	11,735,808
5.50%, 10/01/2034(a) (b)	27,000	27,918,162
Hillsborough County Industrial Development Authority (BayCare Obligated Group) Series 2024 4.125%, 11/15/2051	17,530	15,031,223
Series 2025-2 5.50%, 11/15/2054(a) (b)	30,565	31,682,224
Lakewood Ranch Stewardship District (Lakewood Ranch Stewardship Dist Series 2019 Assmnt Northeast Sector Phase 1B) Series 2018 5.30%, 05/01/2039	1,000	1,000,521
5.45%, 05/01/2048	1,525	1,503,331
Lakewood Ranch Stewardship District (Lakewood Ranch Stewardship District Series 2023 Assessment) Series 2023 6.125%, 05/01/2043	2,220	2,289,596
6.30%, 05/01/2054	4,160	4,254,265
Lee County Industrial Development Authority/FL (Cypress Cove at Healthpark Florida Obligated Group) Series 2022 5.25%, 10/01/2052	1,350	1,144,796
5.25%, 10/01/2057	3,650	3,035,632
Lee County Industrial Development Authority/FL (Shell Point Obligated Group) Series 2024 5.25%, 11/15/2044	2,525	2,525,495
5.25%, 11/15/2054	1,000	957,262
Series 2024-C 5.00%, 11/15/2054	5,000	4,539,351
Marshall Creek Community Development District (Marshall Creek Community Development District 2015A) Series 2015-A 5.00%, 05/01/2032	1,055	1,055,606
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida Obligated Group) Series 2014 5.00%, 11/15/2039	2,000	1,999,931

	Principal Amount (000)	U.S. $ Value

Miami-Dade County Educational Facilities Authority (University of Miami) Series 2024-A 5.25%, 04/01/2048	$10,000	$10,066,363
Miami-Dade County Expressway Authority (Miami-Dade County Expressway Authority) Series 2014-A 5.00%, 07/01/2034	4,000	4,004,311
Miami-Dade County Housing Finance Authority (Wynwood Works LLC) Series 2023-A 5.70%, 06/01/2052(a)	6,875	6,312,976
Series 2023-B 5.78%, 06/01/2027(a)	3,640	3,657,958
Miami-Dade County Industrial Development Authority (AcadeMir Charter School Middle & Preparatory Academy Obligated Group) Series 2022 5.00%, 07/01/2037(a)	525	505,643
5.25%, 07/01/2042(a)	770	711,980
5.25%, 07/01/2052(a)	2,435	2,106,153
5.50%, 07/01/2061(a)	4,375	3,832,651
Middleton Community Development District A (Middleton Community Development District A Series 2022 Phase I Special Assmnt) Series 2022 6.20%, 05/01/2053	3,470	3,568,369
North Broward Hospital District (North Broward Hospital District) Series 2017-B 5.00%, 01/01/2037	4,070	4,097,398
5.00%, 01/01/2042	10,510	10,387,883
5.00%, 01/01/2048	10,645	10,257,152
Orange County Health Facilities Authority (Orlando Health Obligated Group) Series 2025 5.25%, 10/01/2056	14,250	14,198,140
Orange County Health Facilities Authority (Presbyterian Retirement Communities Obligated Group) Series 2023 4.00%, 08/01/2042	6,020	5,189,971
Palm Beach County Educational Facilities Authority (Palm Beach Atlantic University Obligated Group) Series 2021 4.00%, 10/01/2041	1,030	876,668
4.00%, 10/01/2051	4,330	3,361,190
Series 2024 5.00%, 10/01/2043	2,260	2,147,367
5.25%, 10/01/2053	2,850	2,666,857
Palm Beach County Health Facilities Authority (Federation CCRC Operations Obligated Group) Series 2020 5.00%, 06/01/2055	2,880	2,568,720
Series 2022 4.25%, 06/01/2056	5,825	4,518,316

	Principal Amount (000)	U.S. $ Value

Palm Beach County Health Facilities Authority (Green Cay Life Plan Village) Series 2022 11.50%, 07/01/2027(a)	$1,800	$2,489,960
Palm Beach County Health Facilities Authority (Jupiter Medical Center Obligated Group) Series 2022 5.00%, 11/01/2038	400	407,372
5.00%, 11/01/2039	685	692,545
5.00%, 11/01/2040	650	653,653
5.00%, 11/01/2041	3,130	3,119,045
5.00%, 11/01/2042	500	492,298
5.00%, 11/01/2047	14,335	13,686,955
5.00%, 11/01/2052	11,915	11,125,590
Series 2025 5.00%, 11/01/2031	2,115	2,281,069
5.00%, 11/01/2032	1,015	1,093,449
5.00%, 11/01/2033	1,345	1,451,016
5.00%, 11/01/2036	1,000	1,040,106
5.00%, 11/01/2043	1,620	1,573,639
5.00%, 11/01/2044	2,000	1,930,525
5.00%, 11/01/2045	1,700	1,633,241
5.25%, 11/01/2038	1,515	1,573,805
5.25%, 11/01/2039	1,595	1,645,022
5.25%, 11/01/2040	1,685	1,721,626
5.25%, 11/01/2042	1,500	1,502,610
5.25%, 11/01/2055	32,220	30,922,668
5.75%, 11/01/2050	2,830	2,889,843
Pinellas County Industrial Development Authority (Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding) Series 2019 5.00%, 07/01/2029	855	870,659
Pinellas County Industrial Development Authority (Pinellas County Industrial Development Authority) Series 2019 5.00%, 07/01/2039	6,620	6,347,324
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(d) (e) (f)	3,805	2,092,750
St. Johns County Industrial Development Authority (Presbyterian Retirement Communities Obligated Group) Series 2020 4.00%, 08/01/2055	5,300	4,015,685
Village Community Development District No. 13 (Village Community Development Dist No. 13 Phase II Series 2020 Special Assmnts) Series 2020 3.50%, 05/01/2051(a)	4,805	3,456,628
Village Community Development District No. 13 (Village Community Development District No. 13 Phase I Series 2019 Special Assmnts) Series 2019 3.00%, 05/01/2029	765	747,328
3.375%, 05/01/2034	1,420	1,330,392
3.55%, 05/01/2039	2,465	2,132,107
3.70%, 05/01/2050	9,425	7,095,468

	Principal Amount (000)	U.S. $ Value

Village Community Development District No. 14 (Village Community Development District No. 14 Series 2022 Phase I Special Asmnt) Series 2022 5.50%, 05/01/2053	$2,135	$2,136,788
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2023 Phase I Special Assmnt) Series 2023 5.00%, 05/01/2043(a)	1,240	1,197,615
5.25%, 05/01/2054(a)	2,120	2,043,937
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2024 Special Assessment) Series 2024 4.80%, 05/01/2055(a)	1,000	891,215

		1,022,211,719

Georgia – 4.1%
Atlanta Development Authority (The) (City of Atlanta GA Westside Tax Allocation District Gulch Area) Series 2024 0.00%, 12/15/2048(a) (g)	39,450	33,518,266
Series 2024-A 5.00%, 04/01/2034(a)	3,250	3,234,042
5.50%, 04/01/2039(a)	10,500	10,473,621
Augusta Development Authority (WellStar Health System Obligated Group) Series 2018 5.00%, 07/01/2027	1,635	1,696,356
City of Atlanta GA Department of Aviation (City of Atlanta GA Dept. of Aviation) Series 2019-B 5.00%, 07/01/2044	9,000	8,861,430
Series 2025-2 5.00%, 07/01/2047(a) (b)	10,000	9,793,699
Clarke County Hospital Authority (Piedmont Healthcare Obligated Group) Series 2016 5.00%, 07/01/2031	2,500	2,540,379
Development Authority for Fulton County (Piedmont Healthcare Obligated Group) Series 2016-A 5.00%, 07/01/2032	2,000	2,029,866
Development Authority of Burke County (The) (Oglethorpe Power Corp.) Series 2018 4.125%, 11/01/2045	1,000	865,012
Development Authority of Cobb County (The) (MT Bethel Christian Academy) Series 2025 6.00%, 06/01/2045(a)	1,720	1,710,415
6.25%, 06/01/2055(a)	1,660	1,662,945
6.25%, 06/01/2064(a)	3,150	3,120,649

	Principal Amount (000)	U.S. $ Value

Development Authority of Gwinnett County (Board of Regents of the University System of Georgia Lease) Series 2017A 5.00%, 07/01/2032	$1,205	$1,237,518
5.00%, 07/01/2033	2,370	2,427,521
5.00%, 07/01/2035	4,945	5,037,275
5.00%, 07/01/2037	2,335	2,368,786
Fayette County Development Authority (United States Soccer Federation) Series 2024 5.00%, 10/01/2032	750	813,539
5.00%, 10/01/2034	750	812,245
5.00%, 10/01/2035	825	885,635
5.00%, 10/01/2036	900	957,670
5.00%, 10/01/2044	2,000	1,995,524
5.25%, 10/01/2049	14,595	14,687,505
5.25%, 10/01/2054	21,085	21,110,646
Fayette County Hospital Authority/GA (Piedmont Healthcare Obligated Group) Series 2016 5.00%, 07/01/2034	1,620	1,639,235
5.00%, 07/01/2035	6,355	6,420,261
5.00%, 07/01/2036	2,735	2,759,116
George L Smith II Congress Center Authority (George L Smith II Congress Center Authority) Series 2021 4.00%, 01/01/2054	1,885	1,511,799
Georgia Ports Authority (Georgia Ports Authority) Series 2022 5.25%, 07/01/2052	10,000	10,262,384
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System Obligated Group) Series 2017 5.00%, 08/01/2043	10,880	10,510,630
5.00%, 08/01/2047	1,800	1,725,994
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(a)	35,000	34,954,612
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2022-B 5.00%, 12/01/2052	12,195	12,722,840
Series 2023-A 5.00%, 06/01/2053	6,750	7,098,636
Series 2023-D 5.00%, 05/01/2054	55,235	58,294,759
Series 2024-C 5.00%, 12/01/2054	23,805	25,017,201
Series 2024-E 5.00%, 05/01/2055	26,820	28,154,767
Series 2025-B 5.00%, 12/01/2055	35,900	37,445,649

	Principal Amount (000)	U.S. $ Value

Main Street Natural Gas, Inc. (Macquarie Group Ltd.) Series 2019-A 5.00%, 05/15/2033	$5,000	$5,144,324
5.00%, 05/15/2043	15,500	15,312,793
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023 4.621% (SOFR + 1.70%), 12/01/2053(c)	25,000	25,157,887
Series 2023-B 5.00%, 07/01/2053	11,720	12,369,804
Series 2023-C 5.00%, 09/01/2053	24,815	26,227,304
Series 2024-A 5.00%, 05/01/2054	35,000	37,104,812
Series 2024-B 5.00%, 12/01/2054	44,070	46,689,062
Main Street Natural Gas, Inc. (Toronto-Dominion Bank) Series 2024-D 5.00%, 04/01/2054	26,300	27,890,487
Municipal Electric Authority of Georgia (JEA Electric System Revenue) Series 2019 5.00%, 01/01/2049	5,000	4,877,623
Series 2022 4.50%, 07/01/2063	15,000	13,373,781
5.00%, 07/01/2052	12,000	11,707,261
AG Series 2023 5.00%, 07/01/2048	1,570	1,568,360
5.00%, 07/01/2064	6,055	5,929,246
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2019 5.00%, 01/01/2056	4,655	4,517,879
Municipal Electric Authority of Georgia (PowerSouth Energy Cooperative) Series 2019 5.00%, 01/01/2039	695	702,612
5.00%, 01/01/2048	2,460	2,389,695
5.00%, 01/01/2059	6,270	5,954,615
Series 2023 5.50%, 07/01/2064	10,200	10,346,103

		627,622,075

Guam – 0.5%
Guam Education Financing Foundation (Guam Education Financing Foundation COP) Series 2016-B 5.00%, 10/01/2026(a)	6,595	6,594,891
Guam Government Waterworks Authority (Guam Govt Waterworks Authority) Series 2020-A 5.00%, 01/01/2050	3,790	3,604,991
Series 2025-A 5.25%, 07/01/2050(i)	2,300	2,296,244
5.50%, 07/01/2055(i)	12,210	12,402,649

	Principal Amount (000)	U.S. $ Value

Guam Power Authority (Guam Power Authority) Series 2022-A 5.00%, 10/01/2043	$3,300	$3,321,951
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2029	1,310	1,336,117
5.00%, 12/01/2030	4,160	4,236,890
5.00%, 12/01/2032	3,545	3,597,164
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015 5.00%, 11/15/2029	13,375	13,411,709
Series 2015-D 5.00%, 11/15/2033	3,570	3,574,205
5.00%, 11/15/2035	8,945	8,951,315
Series 2021-F 4.00%, 01/01/2036	4,050	3,892,270
Territory of Guam (Territory of Guam) Series 2019 5.00%, 11/15/2031	1,510	1,565,161
Series 2025-G 5.00%, 01/01/2035(i)	3,000	3,213,394
5.00%, 01/01/2036(i)	2,650	2,804,771
5.25%, 01/01/2037(i)	2,000	2,128,280
5.25%, 01/01/2038(i)	2,250	2,374,692

		79,306,694

Hawaii – 0.1%
State of Hawaii Airports System Revenue (State of Hawaii Airports System Revenue) Series 2025-2 5.00%, 07/01/2040(a) (b)	4,700	4,813,368
5.00%, 07/01/2041(a) (b)	3,060	3,102,968
5.00%, 07/01/2043(a) (b)	3,000	2,988,113
Series 2025-A 5.50%, 07/01/2054	1,220	1,256,400
Series 2025-C 5.00%, 07/01/2044	1,925	1,904,550
5.00%, 07/01/2045	1,500	1,483,712

		15,549,111

Idaho – 0.1%
Idaho Health Facilities Authority (North Canyon Medical Center) Series 2023 7.00%, 11/01/2048	4,500	4,661,457
7.125%, 11/01/2057	7,495	7,795,934
Idaho Housing & Finance Association (Battelle Energy Alliance) Series 2010-A 7.00%, 02/01/2036	200	200,319

		12,657,710

	Principal Amount (000)	U.S. $ Value

Illinois – 5.4%
Bellwood Municipal Housing Corp. (Village of Bellwood IL) Series 2024 6.375%, 12/01/2059(a)	$6,450	$5,772,748
Chicago Board of Education (Chicago Board of Education) Series 2012-A 5.00%, 12/01/2042	7,220	6,707,183
Series 2015-C 5.25%, 12/01/2035	6,290	6,289,976
5.25%, 12/01/2039	8,080	7,929,474
Series 2015-E 5.125%, 12/01/2032	1,000	1,000,214
Series 2016-A 7.00%, 12/01/2044	1,400	1,405,102
Series 2016-B 6.50%, 12/01/2046	1,900	1,914,968
Series 2017-A 7.00%, 12/01/2046(a)	4,000	4,110,031
Series 2017-B 7.00%, 12/01/2042(a)	5,000	5,168,573
Series 2017-G 5.00%, 12/01/2034	4,150	4,138,805
Series 2017-H 5.00%, 12/01/2036	2,700	2,618,050
5.00%, 12/01/2046	3,620	3,219,646
Series 2018-A 5.00%, 12/01/2026	5,430	5,512,737
5.00%, 12/01/2027	6,300	6,475,495
Series 2019-A 5.00%, 12/01/2029	2,950	3,074,878
5.00%, 12/01/2030	5,120	5,242,202
Series 2019-B 5.00%, 12/01/2030	935	957,316
5.00%, 12/01/2031	1,030	1,048,394
5.00%, 12/01/2032	635	642,939
5.00%, 12/01/2033	500	503,106
Series 2021-A 5.00%, 12/01/2032	2,400	2,466,929
5.00%, 12/01/2033	4,510	4,605,379
5.00%, 12/01/2036	1,210	1,204,751
5.00%, 12/01/2038	7,730	7,461,536
5.00%, 12/01/2039	2,000	1,903,852
5.00%, 12/01/2040	1,750	1,637,694
5.00%, 12/01/2041	7,765	7,172,411
Series 2021-B 5.00%, 12/01/2036	1,000	995,662
Series 2022-B 4.00%, 12/01/2041	5,765	4,938,649
Series 2023 5.00%, 04/01/2045	1,500	1,458,287
5.25%, 04/01/2033	1,250	1,369,681
5.25%, 04/01/2034	1,000	1,086,239
5.50%, 04/01/2042	5,000	5,157,438
Series 2023-A 5.875%, 12/01/2047	19,500	19,828,353
6.00%, 12/01/2049	36,165	36,948,764

	Principal Amount (000)	U.S. $ Value

Chicago O’Hare International Airport (Chicago O’Hare Intl Airport) Series 2022 4.50%, 01/01/2048	$10,750	$9,632,600
4.625%, 01/01/2053	10,000	9,150,271
Series 2022-2 5.50%, 01/01/2055(a) (b)	19,000	19,148,624
Series 2024-A 5.25%, 01/01/2041	2,150	2,217,804
5.25%, 01/01/2042	2,450	2,506,152
5.25%, 01/01/2043	2,625	2,668,895
5.50%, 01/01/2044	2,625	2,725,523
5.50%, 01/01/2053	21,080	21,490,643
Series 2024-C 5.00%, 01/01/2033	11,000	11,866,533
Chicago O’Hare International Airport (TrIPs Obligated Group) Series 2018 5.00%, 07/01/2033	1,395	1,428,162
5.00%, 07/01/2038	1,500	1,503,154
5.00%, 07/01/2048	5,000	4,696,500
Chicago Transit Authority Sales Tax Receipts Fund (Chicago Transit Authority Sales Tax Receipts Fund) Series 2020-A 5.00%, 12/01/2045	5,000	4,992,957
5.00%, 12/01/2055	6,000	5,796,249
Series 2024-A 5.00%, 12/01/2049	18,500	17,960,566
City of Chicago IL (City of Chicago IL) Series 2019-A 5.50%, 01/01/2049	3,970	3,829,379
Series 2025-A 6.00%, 01/01/2050	20,150	20,588,359
Series 2025-B 5.50%, 01/01/2040	10,400	10,771,459
5.50%, 01/01/2041	7,000	7,180,650
Series 2025-E 6.00%, 01/01/2042	1,500	1,580,859
6.00%, 01/01/2044	1,500	1,561,312
6.00%, 01/01/2045	3,130	3,245,380
City of Chicago IL (Goldblatts Supportive Living Project) Series 2013 6.375%, 12/01/2052(d) (e)	1,050	598,138
Eastern Illinois Economic Development Authority (City of Mattoon IL Sales & Hotel Tax) Series 2023 5.00%, 11/01/2033	815	809,102
6.00%, 05/01/2046	3,580	3,427,295
Illinois Finance Authority (Acero Charter Schools Obligated Group) Series 2021 4.00%, 10/01/2035(a)	1,280	1,184,289
4.00%, 10/01/2042(a)	4,150	3,391,370

	Principal Amount (000)	U.S. $ Value

Illinois Finance Authority (Ascension Health Credit Group) Series 2016-C 5.00%, 02/15/2041	$1,475	$1,481,280
Illinois Finance Authority (Bradley University) Series 2021-A 4.00%, 08/01/2046	2,000	1,563,038
Illinois Finance Authority (Centerpoint Joliet Terminal Railroad) Series 2024 4.125%, 12/01/2043(a)	24,150	23,131,906
Series 2025 4.80%, 12/01/2043(a)	31,325	31,290,849
Illinois Finance Authority (DePaul College Prep) Series 2023 4.30%, 08/01/2028(a)	935	942,907
4.50%, 08/01/2033(a)	1,275	1,296,033
5.25%, 08/01/2038(a)	3,895	4,017,052
5.50%, 08/01/2043(a)	4,485	4,567,994
5.625%, 08/01/2053(a)	7,250	7,265,770
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 4.00%, 09/01/2039	2,000	1,664,040
4.00%, 09/01/2041	6,625	5,351,480
5.00%, 09/01/2036	2,095	2,008,294
5.00%, 09/01/2038	5,930	5,558,279
5.00%, 09/01/2040	2,285	2,082,329
Illinois Finance Authority (Lake Forest College) Series 2022-A 5.25%, 10/01/2052	1,500	1,389,850
5.50%, 10/01/2042	1,045	1,043,236
5.50%, 10/01/2047	1,000	979,985
Illinois Finance Authority (LRS Holdings LLC) Series 2023 7.375%, 09/01/2042(a)	20,000	21,781,748
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060	4,391	3,130,743
Illinois Finance Authority (Plymouth Place Obligated Group) Series 2022 6.50%, 05/15/2042	2,000	2,095,744
6.50%, 05/15/2047	2,000	2,058,153
6.625%, 05/15/2052	1,910	1,960,533
6.75%, 05/15/2058	1,765	1,812,265
Illinois Finance Authority (Prerefunded - Others) Series 2016-C 5.00%, 02/15/2041	1,360	1,409,138

	Principal Amount (000)	U.S. $ Value

Illinois Finance Authority (Rosalind Franklin University of Medicine & Science) Series 2017-A 5.00%, 08/01/2042	$1,000	$968,336
5.00%, 08/01/2047	2,475	2,318,529
Series 2017-C 5.00%, 08/01/2046	2,900	2,739,639
Series 2025 5.25%, 08/01/2035(a)	2,595	2,568,965
Illinois Finance Authority (University of Illinois) Series 2020 4.00%, 10/01/2050	3,615	2,920,764
Illinois Finance Authority (Washington & Jane Smith Community - Orland Park) Series 2022 4.00%, 10/15/2044	10,890	8,041,841
Illinois Housing Development Authority (Circle Park Preservation) Series 2024-H 4.00%, 01/01/2042	14,245	12,497,744
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2022 7.17%, 11/01/2038	1,675	1,677,148
Series 2024 5.67%, 11/01/2038(f)	16,210	15,334,226
Illinois State Toll Highway Authority (Illinois State Toll Highway Authority) Series 2015-A 5.00%, 01/01/2031	1,500	1,502,283
5.00%, 01/01/2032	1,625	1,627,283
Series 2015-B 5.00%, 01/01/2036	2,850	2,861,922
Series 2016-B 5.00%, 01/01/2041	3,450	3,450,176
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2012 Zero Coupon, 12/15/2041	9,400	4,036,983
Zero Coupon, 12/15/2051	11,385	2,628,700
Series 2015-B 5.00%, 12/15/2045	13,300	13,054,220
Series 2017 0.00%, 12/15/2042(g)	1,400	974,625
Series 2017-A 5.00%, 06/15/2057	4,000	3,802,279
Series 2017-B Zero Coupon, 12/15/2054	9,850	1,905,306
Series 2020 5.00%, 06/15/2042	2,675	2,698,210
5.00%, 06/15/2050	38,345	37,210,398
AG Series 2017 Zero Coupon, 12/15/2056	23,000	4,162,735

	Principal Amount (000)	U.S. $ Value

Regional Transportation Authority (Regional Transportation Authority) Series 2025-A 5.00%, 06/01/2050	$13,755	$13,649,213
State of Illinois (State of Illinois) Series 2010 7.35%, 07/01/2035	9,189	9,940,880
Series 2016 5.00%, 02/01/2029	5,945	6,113,329
5.00%, 11/01/2032	5,245	5,328,194
5.00%, 11/01/2035	8,000	8,071,478
Series 2017-A 5.00%, 12/01/2028	2,700	2,817,947
5.00%, 12/01/2034	2,585	2,639,501
Series 2017-C 5.00%, 11/01/2029	4,335	4,512,546
Series 2018-A 5.00%, 10/01/2029	1,030	1,085,762
5.00%, 05/01/2030	2,185	2,283,602
Series 2019-B 4.00%, 11/01/2036	6,375	6,024,292
4.00%, 11/01/2037	16,920	15,730,094
Series 2020 5.50%, 05/01/2030	2,750	2,923,742
5.75%, 05/01/2045	2,500	2,580,711
Series 2020-B 5.00%, 10/01/2030	2,000	2,162,255
Series 2022-A 5.25%, 03/01/2037	2,500	2,648,615
5.50%, 03/01/2042	12,610	13,059,937
5.50%, 03/01/2047	4,500	4,572,212
Series 2022-B 5.25%, 10/01/2037	13,000	13,768,088
Series 2022-C 5.50%, 10/01/2045	19,000	19,390,572
Series 2023-B 5.00%, 05/01/2036	5,000	5,264,512
5.25%, 05/01/2041	2,750	2,822,465
5.25%, 05/01/2042	5,000	5,100,441
5.25%, 05/01/2043	2,500	2,531,554
5.50%, 05/01/2047	5,000	5,088,117
Series 2023-C 5.00%, 12/01/2045	5,625	5,579,693
Series 2023-D 5.00%, 07/01/2036	5,000	5,263,044
Series 2024 5.00%, 02/01/2039	255	265,128
Series 2024-A 5.257%, 05/01/2030	10,000	10,281,548
5.277%, 05/01/2031	2,000	2,058,851
Series 2024-B 4.25%, 05/01/2046	4,750	4,122,895
5.00%, 05/01/2038	16,075	16,792,701
5.00%, 05/01/2039	3,000	3,101,383
5.00%, 05/01/2040	5,000	5,126,165
5.25%, 05/01/2043	3,085	3,141,992
State of Illinois Sales Tax Revenue (State of Illinois Sales Tax Revenue) Series 2024-C 5.00%, 06/15/2040	1,525	1,578,188

	Principal Amount (000)	U.S. $ Value

Village of Antioch IL Special Service Areas No. 1 & 2 (Village of Antioch IL Special Service Areas No. 1 & 2) Series 2016-A 4.50%, 03/01/2033	$2,674	$2,648,988
Series 2016-B 7.00%, 03/01/2033	1,270	1,269,936
Village of Pingree Grove IL Special Service Area No. 7 (Village of Pingree Grove IL Special Service Area No. 7) Series 2015 5.00%, 03/01/2036	2,957	2,841,560
Series 2015-B 6.00%, 03/01/2036	746	745,972

		831,712,748

Indiana – 1.6%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(d) (e)	1,243	124
City of Valparaiso IN (Pratt Paper IN LLC) Series 2024 4.50%, 01/01/2034(a)	1,675	1,690,867
4.875%, 01/01/2044(a)	1,550	1,448,331
5.00%, 01/01/2054(a)	8,000	7,300,214
City of Whiting IN (BP PLC) Series 2023 4.40%, 11/01/2045	10,000	10,182,709
Series 2025 4.20%, 06/01/2044	21,560	21,390,090
Indiana Finance Authority (Baptist Healthcare System Obligated Group) Series 2017 5.00%, 08/15/2051	3,905	3,807,111
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039(d) (e) (f)	30,305	1,515,250
Indiana Finance Authority (CWA Authority, Inc.) Series 2024 5.00%, 10/01/2038	1,220	1,313,459
5.00%, 10/01/2040	1,000	1,053,869
5.00%, 10/01/2041	1,500	1,564,937
5.00%, 10/01/2042	1,435	1,481,397
5.00%, 10/01/2043	1,550	1,588,451
5.00%, 10/01/2044	1,600	1,629,612
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 4.00%, 04/01/2037	2,620	2,424,683
4.00%, 04/01/2039	1,630	1,458,491
4.00%, 04/01/2041	2,305	1,970,748
4.00%, 04/01/2042	2,400	2,016,101

	Principal Amount (000)	U.S. $ Value

Indiana Finance Authority (Greencroft Goshen Obligated Group) Series 2021 4.00%, 11/15/2043	$6,700	$5,449,780
Series 2023-2 4.00%, 11/15/2025	985	982,618
4.00%, 11/15/2028	1,000	993,374
4.00%, 11/15/2029	1,000	993,290
4.00%, 11/15/2037	1,800	1,640,022
Indiana Finance Authority (Indiana University Health Obligated Group) Series 2025-C 5.25%, 10/01/2046	2,000	2,070,921
Indiana Finance Authority (Ohio Valley Electric) Series 2020 3.00%, 11/01/2030	11,725	11,396,925
Series 2020-A 3.00%, 11/01/2030	7,290	7,092,834
Series 2021-B 2.50%, 11/01/2030	5,065	4,756,705
Series 2022-A 4.25%, 11/01/2030	3,000	3,045,158
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-A 5.00%, 11/01/2054(a)	10,000	10,032,693
Series 2024-B 3.762% (SOFR + 0.71%), 11/01/2046(c) (f)	32,030	31,978,348
Indiana Finance Authority (SFP-PUFW I LLC) Series 2024 4.25%, 07/01/2044	1,300	1,134,236
5.00%, 07/01/2049	3,000	2,850,851
5.00%, 07/01/2054	1,400	1,310,283
5.00%, 07/01/2059	3,035	2,805,634
5.25%, 07/01/2064	2,835	2,689,718
Indiana Finance Authority (University of Evansville) Series 2022 5.00%, 09/01/2029	1,755	1,823,661
5.00%, 09/01/2030	1,845	1,919,783
5.00%, 09/01/2031	1,935	2,007,545
5.00%, 09/01/2032	2,035	2,100,397
5.25%, 09/01/2037	3,415	3,445,062
5.25%, 09/01/2044	10,000	9,316,475
5.25%, 09/01/2057	5,995	5,362,533
Indiana Housing & Community Development Authority (Vita of Marion LLC) Series 2021-A 5.00%, 04/01/2031(a)	573	546,575
5.25%, 04/01/2041(a)	5,325	4,391,021

	Principal Amount (000)	U.S. $ Value

Indianapolis Local Public Improvement Bond Bank (Pan Am Plaza Hotel) Series 2023 5.75%, 03/01/2043	$6,670	$6,850,017
6.00%, 03/01/2053	9,200	9,381,376
6.125%, 03/01/2057	10,930	11,209,842
Series 2023-F 7.75%, 03/01/2067	10,750	11,608,050
BAM Series 2023 5.25%, 03/01/2067	20,060	20,229,529

		245,251,700

Iowa – 0.5%
Iowa Finance Authority (Prerefunded - US Treasuries) Series 2022 5.00%, 12/01/2050	35,950	40,566,962
Iowa Finance Authority (Wesley Retirement Services Obligated Group) Series 2021 4.00%, 12/01/2031	3,630	3,447,870
4.00%, 12/01/2041	7,810	6,097,388
4.00%, 12/01/2046	5,225	3,709,678
4.00%, 12/01/2051	9,340	6,263,895
Iowa Higher Education Loan Authority (Des Moines University Osteopathic Medical Center) Series 2022 5.375%, 10/01/2052	1,600	1,585,430
Iowa Higher Education Loan Authority (Simpson College) Series 2020 5.50%, 11/01/2051	7,160	5,974,024
Iowa Tobacco Settlement Authority (Iowa Tobacco Settlement Authority) Series 2021-A 4.00%, 06/01/2049	4,000	3,295,949
Series 2021-B Zero Coupon, 06/01/2065	68,850	9,554,191

		80,495,387

Kansas – 0.4%
City of Colby KS (Citizens Medical Center) Series 2024 5.50%, 07/01/2026	18,800	18,849,363
City of Overland Park KS Sales Tax Revenue (City of Overland Park KS Sales Tax Revenue) Series 2022 6.00%, 11/15/2034(a)	1,440	1,500,552
6.50%, 11/15/2042(a)	13,650	14,125,584
City of Topeka KS (Congregational Home Obligated Group) Series 2022-A 5.75%, 12/01/2033	3,295	3,373,758
6.25%, 12/01/2042	2,920	2,923,434
6.50%, 12/01/2052	6,000	5,898,957

	Principal Amount (000)	U.S. $ Value

Kansas Development Finance Authority (State of Kansas Lease) Series 2021-K 2.39%, 05/01/2036	$8,000	$6,278,585
Overland Park Development Corp. (City of Overland Park KS) Series 2019 5.00%, 03/01/2035	2,085	2,132,726
5.00%, 03/01/2037	2,070	2,100,088
5.00%, 03/01/2039	2,325	2,340,107
5.00%, 03/01/2044	2,670	2,571,988
5.00%, 03/01/2049	5,875	5,466,167
Wyandotte County-Kansas City Unified Government (Wyandotte County-Kansas City Unified Govt Sales Tax) Series 2018 4.50%, 06/01/2040	1,130	1,066,223

		68,627,532

Kentucky – 1.9%
City of Ashland KY (Royal Blue Health Obligated Group) Series 2019 4.00%, 02/01/2035	930	884,003
City of Henderson KY (Pratt Paper KY LLC) Series 2022 4.45%, 01/01/2042(a)	9,000	8,195,352
County of Trimble KY (Louisville Gas & Electric) Series 2020 1.30%, 09/01/2044	8,500	7,905,938
Kenton County Airport Board (Kenton County Airport Board) Series 2024-A 5.25%, 01/01/2038	3,000	3,167,509
5.25%, 01/01/2049	15,000	15,008,070
5.25%, 01/01/2054	8,750	8,670,376
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017-B 5.00%, 08/15/2034	1,500	1,532,077
5.00%, 08/15/2035	3,085	3,139,602
5.00%, 08/15/2037	1,550	1,569,345
5.00%, 08/15/2041	6,905	6,929,377
5.00%, 08/15/2046	2,740	2,702,881
Kentucky Economic Development Finance Authority (Carmel Manor, Inc.) Series 2022 4.50%, 10/01/2027	4,000	4,000,976
Kentucky Economic Development Finance Authority (CommonSpirit Health Obligated Group) Series 2019-A 5.00%, 08/01/2044	9,040	8,846,953

	Principal Amount (000)	U.S. $ Value

Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky Obligated Group) Series 2012 5.375%, 11/15/2042	$1,685	$1,367,145
5.50%, 11/15/2045	710	564,666
Series 2016 5.00%, 05/15/2031	2,000	1,941,707
Series 2016-A 5.00%, 05/15/2046	3,600	2,780,246
5.00%, 05/15/2051	2,000	1,475,381
Kentucky Economic Development Finance Authority (Owensboro Health Obligated Group) Series 2015 5.25%, 06/01/2050	24,090	22,734,615
Series 2017-A 5.00%, 06/01/2031	2,000	2,034,950
5.00%, 06/01/2032	3,500	3,552,760
5.00%, 06/01/2037	4,325	4,334,567
5.00%, 06/01/2041	3,300	3,201,068
5.25%, 06/01/2041	7,625	7,599,205
Series 2017-B 5.00%, 06/01/2040	5,000	4,874,698
Kentucky Economic Development Finance Authority (Rosedale Green) Series 2015 5.50%, 11/15/2035	2,265	2,062,231
5.75%, 11/15/2045	5,265	4,202,648
5.75%, 11/15/2050	1,100	841,831
Kentucky Housing Corp. (Churchill Park LLLP) Series 2022-A 5.75%, 11/01/2040(a)	12,370	12,017,820
Series 2022-B 6.75%, 11/01/2040(a)	2,050	1,995,182
Kentucky Public Energy Authority (BP PLC) Series 2024-B 5.00%, 01/01/2055	68,890	72,856,693
Kentucky Public Energy Authority (Goldman Sachs Group) Series 2024-A 5.00%, 05/01/2055	14,815	15,542,088
Kentucky Public Energy Authority (Morgan Stanley) Series 2023-A 4.901% (SOFR + 1.98%), 04/01/2054(c)	25,000	25,000,000
5.25%, 04/01/2054	10,000	10,720,162
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016 5.00%, 10/01/2033	8,205	8,299,451
Series 2020 5.00%, 10/01/2047	1,965	2,106,343
Series 2020-A 5.00%, 10/01/2038	965	984,811

		285,642,727

	Principal Amount (000)	U.S. $ Value

Louisiana – 1.6%
Jefferson Sales Tax District (Jefferson Sales Tax District) AG Series 2017-B 5.00%, 12/01/2034	$1,000	$1,030,623
5.00%, 12/01/2036	2,400	2,456,861
Louisiana Local Government Environmental Facilities & Community Development Auth (Louisiana Utilities Restoration ELL System Restoration Revenue) Series 2022 4.475%, 08/01/2039	10,000	9,500,379
Series 2023 5.048%, 12/01/2034	10,000	10,205,123
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015-A 6.00%, 11/15/2035	2,100	2,099,930
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2020-2 5.00%, 10/01/2036(a) (b)	8,985	9,143,205
5.00%, 10/12/2036(a) (b)	8,460	8,548,987
5.00%, 10/01/2037(a) (b)	5,000	5,036,132
5.00%, 10/01/2044(a) (b)	5,155	5,049,168
Louisiana Public Facilities Authority (Acadiana Renaissance Charter Academy) Series 2025 5.00%, 06/15/2035(a)	1,000	1,001,426
5.50%, 06/15/2040(a)	3,500	3,483,322
6.00%, 06/15/2045(a)	1,000	988,514
6.00%, 06/15/2059(a)	2,200	2,103,893
6.15%, 06/15/2055(a)	4,850	4,782,998
Louisiana Public Facilities Authority (Calcasieu Bridge Partners) Series 2024 5.00%, 09/01/2066	29,035	26,445,026
5.75%, 09/01/2064	79,085	80,290,746
Louisiana Public Facilities Authority (Geo Prep Mid-City of Greater Baton Rouge) Series 2022 5.625%, 06/01/2037(a)	310	310,945
6.25%, 06/01/2062(a)	1,425	1,392,085
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2013-B 10.50%, 07/01/2039(d) (e)	2,750	27
Series 2014-A 7.50%, 07/01/2023(d) (m)	1,250	12

	Principal Amount (000)	U.S. $ Value

Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Auxiliary Revenue) Series 2019 5.00%, 07/01/2059	$10,270	$9,875,174
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Lease) Series 2017 5.00%, 07/01/2042	1,500	1,501,195
5.00%, 07/01/2047	6,515	6,380,595
5.00%, 07/01/2052	7,300	7,080,641
5.00%, 07/01/2057	2,250	2,165,468
Louisiana Public Facilities Authority (Prerefunded - US Govt Agencies) Series 2016 5.00%, 05/15/2047	10	10,179
New Orleans Aviation Board (New Orleans Aviation Board) Series 2017-B 5.00%, 01/01/2043	1,000	977,957
Series 2024 5.00%, 01/01/2035	6,120	6,518,451
5.25%, 01/01/2040	8,500	8,826,039
5.25%, 01/01/2041	3,460	3,561,871
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(a)	10,945	11,724,131
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2019 2.20%, 06/01/2037	3,700	3,669,501
Series 2024 3.30%, 06/01/2037	17,400	17,492,432

		253,653,036

Maine – 0.1%
Finance Authority of Maine (Casella Waste Systems) Series 2018-R2 4.375%, 08/01/2035(a)	3,125	3,125,000
Series 2024 4.625%, 12/01/2047(a)	4,150	3,967,782
Maine Health & Higher Educational Facilities Authority (Maine Medical Center) Series 2018-A 5.00%, 07/01/2048	6,250	6,103,233

		13,196,015

Maryland – 1.2%
City of Baltimore MD (City of Baltimore MD Harbor Point Special Taxing District) Series 2019 3.625%, 06/01/2046(a)	1,750	1,404,348
Series 2019-B 3.875%, 06/01/2046(a)	300	245,248

	Principal Amount (000)	U.S. $ Value

Maryland Economic Development Corp. (Core Natural Resources) Series 2025 5.00%, 07/01/2048(a)	$4,000	$4,017,457
Maryland Economic Development Corp. (Maryland Econ Dev Corp-Morgan View & Thurgood Marshall Student Hsg) Series 2020 4.25%, 07/01/2050	1,130	949,941
Series 2022 5.75%, 07/01/2053	2,860	2,940,164
6.00%, 07/01/2058	10,000	10,392,554
Maryland Economic Development Corp. (Purple Line Transit Partners) Series 2022 5.00%, 12/31/2036	3,200	3,281,444
5.00%, 06/30/2037	2,400	2,451,308
5.00%, 12/31/2037	2,605	2,649,512
5.00%, 06/30/2038	2,920	2,957,295
5.00%, 12/31/2038	1,015	1,024,223
5.25%, 06/30/2047	1,350	1,297,638
5.25%, 06/30/2052	52,190	49,258,545
5.25%, 06/30/2055	25,655	24,028,232
Maryland Health & Higher Educational Facilities Authority (TidalHealth Obligated Group) Series 2020 4.00%, 07/01/2037	2,575	2,433,654
4.00%, 07/01/2038	1,555	1,443,336
4.00%, 07/01/2040	1,645	1,493,832
5.00%, 07/01/2046	22,040	21,649,833
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2022-2 5.00%, 05/01/2050(a) (b)	29,840	30,464,826
Maryland Stadium Authority (State of Maryland Built to Learn Revenue State Lease) Series 2024 5.00%, 06/01/2045	2,000	2,031,703
5.00%, 06/01/2054	11,750	11,780,756
State of Maryland Department of Transportation (Maryland Aviation Administration) AG Series 2025-2 5.00%, 08/01/2034(a) (b)	1,550	1,669,837
5.00%, 08/01/2038(a) (b)	2,200	2,275,354
5.00%, 08/01/2039(a) (b)	1,270	1,302,003
5.25%, 08/01/2040(a) (b)	1,600	1,674,441
5.25%, 08/01/2041(a) (b)	1,700	1,762,965
5.25%, 08/01/2042(a) (b)	1,805	1,855,352
5.25%, 08/01/2043(a) (b)	1,520	1,552,413
5.25%, 08/01/2044(a) (b)	1,100	1,117,524

		191,405,738

	Principal Amount (000)	U.S. $ Value

Massachusetts – 1.4%
Commonwealth of Massachusetts (Commonwealth of Massachusetts) Series 2022-E 5.00%, 11/01/2052	$10,000	$10,078,754
Series 2024-A 5.00%, 01/01/2054	10,000	10,066,451
Series 2024-B 5.00%, 05/01/2054	12,780	12,867,212
Series 2025-A 5.00%, 04/01/2055	10,000	10,095,995
Massachusetts Bay Transportation Authority Sales Tax Revenue (Massachusetts Bay Transportation Authority Sales Tax Revenue) Series 2023-A 5.25%, 07/01/2048	10,000	10,341,383
Series 2024-A 5.00%, 07/01/2043	3,000	3,110,522
5.25%, 07/01/2052	5,500	5,694,330
Series 2025-B 5.25%, 07/01/2055	11,000	11,374,713
Massachusetts Development Finance Agency (Boston Medical Center Obligated Group) Series 2023 5.25%, 07/01/2052	2,000	1,930,114
Massachusetts Development Finance Agency (Care Communities Obligated Group) Series 2025 6.375%, 07/15/2045(a)	1,200	1,164,365
6.50%, 07/15/2060(a)	17,370	16,623,045
Massachusetts Development Finance Agency (Emerson College) Series 2016-A 5.00%, 01/01/2047	8,170	7,598,968
Series 2017-A 5.00%, 01/01/2040	940	930,751
Series 2025 5.00%, 01/01/2030	1,120	1,192,745
5.00%, 01/01/2031	1,200	1,280,172
5.00%, 01/01/2035	1,230	1,304,915
Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016-A 5.00%, 10/01/2043	3,405	3,168,370
Massachusetts Development Finance Agency (GingerCare Living Obligated Group) Series 2024-A 5.50%, 12/01/2044(a)	1,805	1,635,650
5.875%, 12/01/2060(a)	1,285	1,141,390
Massachusetts Development Finance Agency (Lasell University) Series 2021 4.00%, 07/01/2027	250	248,459
Massachusetts Development Finance Agency (Lifespan Obligated Group) Series 2025 5.25%, 08/15/2045	1,500	1,505,747
5.50%, 08/15/2050	7,000	7,007,077

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Merrimack College) Series 2017 5.00%, 07/01/2047	$3,665	$3,424,735
Series 2022 5.00%, 07/01/2052	1,150	1,066,784
Massachusetts Development Finance Agency (PRG Medford Properties) Series 2025 5.25%, 06/01/2055	1,380	1,380,587
5.25%, 06/01/2060	4,150	4,158,089
5.25%, 06/01/2065	8,035	8,038,420
5.50%, 06/01/2050	3,900	4,033,431
Massachusetts Development Finance Agency (Salem Community Obligated Group) Series 2022 5.25%, 01/01/2050	2,680	2,322,053
Massachusetts Development Finance Agency (Simmons University) Series 2018-L 5.00%, 10/01/2034	1,360	1,360,489
5.00%, 10/01/2035	1,000	990,215
Series 2023 5.00%, 10/01/2043	1,100	972,051
5.25%, 10/01/2036	415	413,126
5.25%, 10/01/2037	500	493,257
5.25%, 10/01/2038	515	501,403
5.25%, 10/01/2039	520	499,108
Massachusetts Development Finance Agency (South Shore Hospital Obligated Group) Series 2016-I 4.00%, 07/01/2036	2,000	1,865,151
5.00%, 07/01/2031	1,350	1,361,948
5.00%, 07/01/2041	2,500	2,391,885
Massachusetts Development Finance Agency (Southcoast Health System Obligated Group) Series 2021-G 5.00%, 07/01/2050	1,000	954,123
Massachusetts Development Finance Agency (Springfield College) Series 2021 4.00%, 06/01/2056	4,000	2,807,329
5.00%, 06/01/2026	420	424,545
5.00%, 06/01/2027	445	448,718
5.00%, 06/01/2028	1,850	1,872,669
Series 2021-B 4.00%, 06/01/2050	1,700	1,235,896
Massachusetts Development Finance Agency (Suffolk University) Series 2025 5.25%, 07/01/2055	6,670	6,237,585
6.00%, 07/01/2050	3,000	3,114,660
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2013-G 5.00%, 07/01/2037	3,050	2,880,219
Series 2024 8.50%, 10/01/2026	16,305	16,358,805

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2041	$1,480	$1,471,735
5.00%, 07/01/2046	2,500	2,373,783
Massachusetts Port Authority (Massachusetts Port Authority) Series 2021-E 5.00%, 07/01/2051	2,260	2,216,102
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax) Series 2009 5.715%, 08/15/2039	10,255	10,578,458

		208,608,487

Michigan – 0.9%
City of Detroit MI (City of Detroit MI) 4.813%, 06/15/2049(d) (e)	8,435	8,856,871
Series 2014-B 4.00%, 04/01/2044(g)	9,943	7,733,344
Series 2018 5.00%, 04/01/2033	1,000	1,027,574
5.00%, 04/01/2034	2,250	2,304,178
5.00%, 04/01/2035	1,000	1,020,438
5.00%, 04/01/2038	2,135	2,155,950
Series 2020 5.50%, 04/01/2045	1,690	1,710,762
5.50%, 04/01/2050	2,170	2,180,731
Series 2021-A 5.00%, 04/01/2038	1,100	1,130,929
5.00%, 04/01/2046	2,030	1,977,280
5.00%, 04/01/2050	1,000	951,403
Series 2023-A 5.25%, 05/01/2027	300	310,593
5.25%, 05/01/2029	700	749,621
Series 2023-B 6.844%, 05/01/2028	445	457,949
Series 2023-C 6.00%, 05/01/2043	1,500	1,603,253
Detroit Downtown Development Authority (Detroit Downtown Development Authority Catalyst Development Area) Series 2024 5.00%, 07/01/2048	1,240	1,229,963
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate) Series 2017-A 5.00%, 11/01/2032	1,055	1,034,549
5.00%, 11/01/2037	600	552,912
Great Lakes Water Authority Water Supply System Revenue (Great Lakes Water Authority Water Supply System Revenue) Series 2016-A 5.00%, 07/01/2046	1,025	1,016,897
Series 2016-D 5.00%, 07/01/2036	25,210	25,439,030
Series 2025-C 5.25%, 07/01/2050	9,000	9,232,069
5.25%, 07/01/2055	7,000	7,133,080

	Principal Amount (000)	U.S. $ Value

Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo Obligated Group) Series 2019 5.00%, 05/15/2037	$1,100	$1,070,484
Series 2020 5.00%, 05/15/2055	6,860	5,633,843
Kalamazoo Hospital Finance Authority (Prerefunded - US Treasuries) Series 2016 4.00%, 05/15/2031	10	10,102
4.00%, 05/15/2032	20	20,203
4.00%, 05/15/2033	30	30,305
4.00%, 05/15/2036	65	65,660
Michigan Finance Authority (Albion College) Series 2022 4.00%, 12/01/2046	1,895	1,183,461
4.00%, 12/01/2051	1,935	1,166,899
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039	4,340	4,048,905
4.00%, 06/01/2049	5,000	4,050,191
Series 2020-B Zero Coupon, 06/01/2065	7,575	691,638
Michigan Finance Authority (Public Lighting Authority) Series 2014-B 5.00%, 07/01/2031	1,450	1,451,979
5.00%, 07/01/2032	3,000	3,003,760
5.00%, 07/01/2033	3,500	3,503,941
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 12/31/2033	2,000	2,038,044
5.00%, 12/31/2043	5,000	4,845,643
5.00%, 06/30/2048	8,600	8,142,455
AG Series 2018 4.25%, 12/31/2038	3,630	3,502,669
4.50%, 06/30/2048	4,000	3,603,971
Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp/MI) Series 2008-C Zero Coupon, 06/01/2058	263,800	6,895,996
Wayne State University (Wayne State University) Series 2018-A 5.00%, 11/15/2043	4,000	4,018,665

		138,788,190

	Principal Amount (000)	U.S. $ Value

Minnesota – 0.9%
City of Bloomington MN (City of Bloomington MN) Series 2024-A 6.18%, 07/01/2041(a)	$10,670	$10,013,631
City of Brooklyn Park MN (Brooklyn Park AH I LLLP) Series 2023 6.205%, 01/01/2042(a) (g)	23,500	23,515,301
City of Brooklyn Park MN (Brooklyn Park AH II LLLP) Series 2024 6.26%, 07/01/2041(a)	25,045	23,650,732
City of Columbus MN (Adalyn Avenue LLLP) Series 2023 5.98%, 12/01/2041(a)	19,500	18,781,226
City of Fridley MN (Roers Fridley Apartments Owner II) Series 2023-A 5.75%, 06/01/2041(a)	6,775	6,700,090
City of St. Cloud MN (CentraCare Health System Obligated Group) Series 2024 5.00%, 05/01/2041	1,000	1,025,705
5.00%, 05/01/2042	1,000	1,016,728
City of Woodbury MN (Math & Science Academy/MN) Series 2025 5.25%, 06/01/2045(a)	1,000	905,305
5.50%, 06/01/2055(a)	3,460	3,110,010
5.50%, 06/01/2063(a)	1,855	1,636,186
Dakota County Community Development Agency (Rosemont AH I LLLP) Series 2023 5.66%, 07/01/2041(a)	19,240	17,923,638
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 3.00%, 06/01/2031(f)	700	329,000
4.00%, 06/01/2041(f)	1,220	573,400
4.00%, 06/01/2051(f)	1,250	587,500
4.00%, 06/01/2056(f)	2,180	1,024,600
Minneapolis-St. Paul Metropolitan Airports Commission (Minneapolis-St Paul Metropolitan Airports Commission) Series 2024 5.25%, 01/01/2044	10,000	10,143,697
5.25%, 01/01/2049	1,000	1,005,269
Minnesota Higher Education Facilities Authority (College of St. Scholastica) Series 2019 4.00%, 12/01/2040	6,900	5,758,661
Minnesota Higher Education Facilities Authority (St. Catherine University) Series 2018-A 5.00%, 10/01/2045	1,900	1,746,328

	Principal Amount (000)	U.S. $ Value

Washington County Community Development Agency (Raymie Johnson Estates) Series 2025 4.66%, 07/01/2027	$2,150	$2,154,772
6.08%, 07/01/2042	7,350	7,286,151
Western Minnesota Municipal Power Agency (Western Minnesota Municipal Power Agency) Series 2019-A 3.156%, 01/01/2039	2,000	1,665,011

		140,552,941

Mississippi – 0.4%
City of Gulfport MS (Memorial Hospital at Gulfport Obligated Group) Series 2025 5.25%, 07/01/2036	1,000	1,081,851
5.25%, 07/01/2037	1,000	1,073,701
5.25%, 07/01/2038	1,000	1,064,090
5.25%, 07/01/2039	1,350	1,423,908
5.25%, 07/01/2040	1,315	1,373,268
5.25%, 07/01/2041	1,040	1,073,815
5.25%, 07/01/2042	1,065	1,090,863
5.25%, 07/01/2044	1,500	1,520,662
5.25%, 07/01/2045	1,645	1,660,092
5.50%, 07/01/2050	6,750	6,813,134
5.50%, 07/01/2055	6,225	6,254,623
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi) Series 2022 8.00%, 12/01/2029(d) (e) (f)	14,500	9,860,000
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 4.00%, 10/01/2041(a)	2,500	1,925,974
5.00%, 10/01/2026(a)	1,700	1,717,744
5.00%, 10/01/2027(a)	900	915,241
5.00%, 10/01/2028(a)	1,900	1,944,955
5.00%, 10/01/2033(a)	2,270	2,286,278
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group) Series 2016-A 5.00%, 09/01/2036	1,645	1,651,345
5.00%, 09/01/2041	16,350	15,786,626
Mississippi Hospital Equipment & Facilities Authority (Forrest County General Hospital) Series 2019 4.00%, 01/01/2037	720	689,056
5.00%, 01/01/2035	1,230	1,279,763

		62,486,989

	Principal Amount (000)	U.S. $ Value

Missouri – 0.6%
Cape Girardeau County Industrial Development Authority (Mercy Health/MO) Series 2017-A 5.00%, 03/01/2036	$2,810	$2,837,862
Health & Educational Facilities Authority of the State of Missouri (BJC Healthcare Obligated Group) Series 2025-A 5.00%, 04/01/2038	5,000	5,469,884
5.00%, 04/01/2040	2,000	2,136,947
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group) Series 2016-A 5.00%, 02/01/2046	1,000	897,436
Series 2019 4.00%, 02/01/2042	18,770	15,692,041
4.00%, 02/01/2048	21,850	16,865,703
5.00%, 02/01/2042	620	598,533
5.00%, 02/01/2048	2,600	2,379,001
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2021 2.00%, 11/15/2046(d) (e)	2,319	107,122
5.00%, 11/15/2046(d) (e)	5,196	3,437,177
Series 2021-A 10.00%, 11/15/2046(d) (e)	1,601	1,347,813
Series 2021-C 7.50%, 11/15/2037(d) (e)	1,279	966,738
Kansas City Industrial Development Authority (Platte Purchase Project) Series 2019 5.00%, 07/01/2040(a)	2,455	2,303,679
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2016-A 5.00%, 08/15/2036	1,300	1,272,154
5.00%, 08/15/2046	1,760	1,481,387
5.00%, 08/15/2051	1,000	798,329
Series 2018 5.00%, 08/15/2042	6,940	6,186,051
Series 2021-A 5.00%, 08/15/2056	9,825	7,974,922
St. Louis County Industrial Development Authority (Friendship Village St. Louis Obligated Group) Series 2018 5.25%, 09/01/2053	7,560	6,906,549
St. Louis County Industrial Development Authority (St. Andrews Resources for Seniors Obligated Group) Series 2015-A 5.00%, 12/01/2035	2,000	1,918,363
5.125%, 12/01/2045	4,500	3,867,205
Taney County Industrial Development Authority (Taney County Industrial Development Authority Lease) Series 2023 5.00%, 10/01/2033(a)	1,000	985,700
6.00%, 10/01/2049(a)	2,475	2,334,477

		88,765,073

	Principal Amount (000)	U.S. $ Value

Montana – 0.1%
County of Gallatin MT (Bozeman Fiber, Inc.) Series 2025 0.00%, 10/15/2055(a) (g)	$19,115	$14,262,646
Montana Facility Finance Authority (Benefis Health System Obligated Group) Series 2016 5.00%, 02/15/2034	1,085	1,100,743

		15,363,389

Nebraska – 0.5%
Central Plains Energy Project (Bank of Montreal) Series 2023-A 5.00%, 05/01/2054	11,255	11,814,396
Central Plains Energy Project (Goldman Sachs Group) Series 2017-A 5.00%, 09/01/2031	2,050	2,170,964
5.00%, 09/01/2034	1,510	1,609,607
5.00%, 09/01/2036	5,000	5,274,110
5.00%, 09/01/2037	8,715	9,127,332
Series 2022-1 5.00%, 05/01/2053	5,000	5,201,623
Central Plains Energy Project (Royal Bank of Canada) Series 2025-A 5.00%, 08/01/2055	40,500	42,992,070

		78,190,102

Nevada – 0.5%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(a)	21,000	3,090,581
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(a)	965	946,732
Clark County School District (Clark County School District) AG Series 2019-B 3.00%, 06/15/2037	5,185	4,425,470
Las Vegas Redevelopment Agency (Las Vegas Redevelopment Agency Redevelopment Area 1) Series 2016 5.00%, 06/15/2040	1,800	1,776,583
Reno-Tahoe Airport Authority (Reno-Tahoe Airport Authority) Series 2024 5.25%, 07/01/2040	2,415	2,499,625
5.25%, 07/01/2043	1,500	1,515,521
5.25%, 07/01/2044	1,155	1,160,846
5.25%, 07/01/2054	8,970	8,900,866

	Principal Amount (000)	U.S. $ Value

State of Nevada Department of Business & Industry (Desertxpress Enterprises) Series 2025 9.50%, 01/01/2065(a)	$41,900	$36,355,683
State of Nevada Department of Business & Industry (Fulcrum Sierra Holdings) Series 2018 6.95%, 02/15/2038(d) (e) (f)	1,693	17
Tahoe-Douglas Visitors Authority (Tahoe-Douglas Visitors Authority) Series 2020 5.00%, 07/01/2040	4,200	4,228,531
5.00%, 07/01/2045	2,800	2,683,265
5.00%, 07/01/2051	9,000	8,340,907

		75,924,627

New Hampshire – 2.6%
National Finance Authority (NFA 2024-3) Series 2024-3, Class A 4.034%, 10/20/2051	19,071	17,414,902
New Hampshire Business Finance Authority (ARC70 2025-1) Series 2025-1, Class A1 4.75%, 06/20/2041	12,951	12,919,849
New Hampshire Business Finance Authority (ARC70 II TRUST) Series 2024 4.15%, 10/20/2040	13,636	12,822,299
New Hampshire Business Finance Authority (Brazoria-Fort Bend County Municipal Utility District No. 3) Series 2024 4.875%, 12/01/2033(a)	3,386	3,361,345
New Hampshire Business Finance Authority (Bridgeland Water & Utility Districts 490, 491 & 158) Series 2024 5.375%, 12/15/2035(a)	19,579	19,128,589
New Hampshire Business Finance Authority (Collin County Municipal Utility District No. 4) Series 2025 5.50%, 12/01/2030(a)	10,730	10,824,478
New Hampshire Business Finance Authority (Emberly & Canterra Creek Projects) Series 2024 5.375%, 12/01/2031(a)	3,346	3,341,929
New Hampshire Business Finance Authority (Lakes Fresh Water Supply District of Denton County) Series 2024 5.00%, 12/01/2028(a)	6,000	6,007,597

	Principal Amount (000)	U.S. $ Value

New Hampshire Business Finance Authority (New Hampshire Business Finance Authority) Series 2025 4.168%, 01/20/2041(a)	$1,585	$1,154,685
Series 2025-1, Class A2 5.15%, 06/20/2041	3,699	3,711,527
Series 2025-2 5.15%, 09/28/2037	18,455	17,813,087
Series 2025-A Zero Coupon, 02/01/2035(a)	25,535	13,993,494
New Hampshire Business Finance Authority (NFA 2020-1) Series 2020-1, Class A 4.125%, 01/20/2034	19,971	19,762,216
New Hampshire Business Finance Authority (NFA 2022-1) Series 2022-1, Class A 4.375%, 09/20/2036	39,816	38,457,744
Series 2022-1, Class X 0.334%, 09/20/2036(h)	24,015	468,277
New Hampshire Business Finance Authority (NFA 2022-2) Series 2022-2, Class A 4.00%, 10/20/2036	25,975	24,396,961
New Hampshire Business Finance Authority (NFA 2023-2) Series 2023-2, Class A 3.875%, 01/20/2038	1,953	1,775,580
New Hampshire Business Finance Authority (NFA 2024-1) Series 2024-1, Class A 4.25%, 07/01/2051	13,497	12,807,630
Series 2024-1, Class X 0.495%, 07/01/2051(h)	17,477	637,505
New Hampshire Business Finance Authority (NFA 2024-2) Series 2024-2, Class A 3.625%, 08/20/2039	7,840	7,137,553
Series 2024-2, Class X 0.506%, 08/20/2039(h)	39,695	1,565,713
New Hampshire Business Finance Authority (NFA 2025-1) Series 2025 5.75%, 04/28/2042	13,420	13,485,907
5.875%, 12/15/2033(a)	38,650	38,764,388
Series 2025-1, Class A1 4.087%, 01/20/2041	8,482	8,006,254
Series 2025-1, Class A2 4.087%, 01/20/2041	998	886,807
New Hampshire Business Finance Authority (Novant Health Obligated Group) Series 2025 5.00%, 06/01/2055	17,000	15,964,814
5.25%, 06/01/2044	6,500	6,551,390
5.25%, 06/01/2045	6,625	6,662,090
5.50%, 06/01/2055	10,400	10,490,972

	Principal Amount (000)	U.S. $ Value

New Hampshire Business Finance Authority (Reworld Holding Corp.) Series 2018 4.625%, 11/01/2042(a)	$10,000	$8,827,335
4.875%, 11/01/2042(a)	12,520	11,265,407
Series 2020-A 3.625%, 07/01/2043(a)	4,800	3,784,145
Series 2020-B 3.75%, 07/01/2045(a)	4,785	3,763,532
New Hampshire Business Finance Authority (Tamarron Project) Series 2024 5.25%, 12/01/2035(a)	9,882	9,845,189
New Hampshire Business Finance Authority (The Highlands Project) Series 2024 5.125%, 12/15/2030	6,006	6,010,241
New Hampshire Business Finance Authority (Valencia Project) Series 2024 5.30%, 12/01/2032(a)	5,500	5,479,148
New Hampshire Health & Education Facilities Authority Act (Dartmouth Health Obligated Group) Series 2020-A 5.00%, 08/01/2059	24,445	23,208,765

		402,499,344

New Jersey – 3.2%
Camden County Improvement Authority (The) (KIPP Cooper Norcross Obligated Group) Series 2022 6.00%, 06/15/2047	1,030	1,058,463
6.00%, 06/15/2062	5,360	5,459,399
Essex County Improvement Authority (North Star Academy Charter School of Newark) Series 2020 4.00%, 07/15/2050(a)	1,260	1,004,451
New Jersey Economic Development Authority (DRP Urban Renewal 4 LLC) Series 2025 6.375%, 01/01/2035(a)	7,300	7,414,436
6.625%, 01/01/2045(a)	14,670	14,914,288
New Jersey Economic Development Authority (Lutheran Social Ministries at Crane’s Mill) Series 2018 5.00%, 01/01/2034	1,500	1,512,548
5.00%, 01/01/2039	2,500	2,419,375
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2018-A 5.00%, 06/15/2042	4,385	4,368,176
5.00%, 06/15/2047	1,500	1,456,890
New Jersey Economic Development Authority (North Star Academy Charter School of Newark) Series 2017 5.00%, 07/15/2047	1,000	951,495

	Principal Amount (000)	U.S. $ Value

New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.125%, 01/01/2034	$6,045	$6,053,307
New Jersey Economic Development Authority (Port Newark Container Terminal) Series 2017 5.00%, 10/01/2037	8,895	8,929,478
5.00%, 10/01/2047	13,560	12,720,880
New Jersey Economic Development Authority (State of New Jersey Lease) Series 2018-C 5.00%, 06/15/2042	7,085	7,057,816
Series 2019 5.00%, 06/15/2035	2,750	2,873,584
Series 2024-S 5.00%, 06/15/2035	1,500	1,631,874
5.25%, 06/15/2036	3,000	3,295,148
5.25%, 06/15/2037	3,065	3,325,677
5.25%, 06/15/2039	3,000	3,192,608
New Jersey Economic Development Authority (State of New Jersey Motor Vehicle Surcharge Revenue Lease) Series 2017-A 5.00%, 07/01/2033	1,640	1,655,487
New Jersey Economic Development Authority (UMM Energy Partners LLC) Series 2012-A 5.125%, 06/15/2043	735	687,862
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	7,090	7,097,321
Series 2014-B 5.625%, 11/15/2030	1,475	1,476,536
New Jersey Educational Facilities Authority (Stevens Institute of Technology Intl) Series 2020-A 5.00%, 07/01/2045	4,460	4,449,766
New Jersey Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group) Series 2017-A 5.00%, 07/01/2035	1,300	1,335,432
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017-A 5.00%, 07/01/2036	1,000	1,014,240
5.00%, 07/01/2042	7,645	7,607,037
New Jersey Health Care Facilities Financing Authority (New Jersey Health Care Facilities Financing Authority State Lease) Series 2017 5.00%, 10/01/2035	1,070	1,096,838

	Principal Amount (000)	U.S. $ Value

New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027	$1,000	$1,020,782
5.00%, 06/15/2028	21,660	22,094,727
5.00%, 06/15/2029	13,435	13,694,106
5.00%, 06/15/2030	6,000	6,107,336
Series 2018-A 5.00%, 06/15/2029	1,910	1,947,169
5.00%, 06/15/2030	24,975	25,436,978
5.00%, 06/15/2031	12,000	12,195,258
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) AG Series 2006-C Zero Coupon, 12/15/2033	5,170	3,813,878
New Jersey Transportation Trust Fund Authority (Prerefunded - US Treasuries) Series 2019 5.00%, 06/15/2046	810	876,987
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2018-A 5.00%, 12/15/2033	22,085	23,046,252
Series 2019 5.00%, 06/15/2046	1,515	1,501,150
Series 2023-A 5.00%, 06/15/2039	5,085	5,296,688
5.00%, 06/15/2040	4,000	4,135,909
Series 2023-B 5.00%, 06/15/2042	9,040	9,235,797
5.25%, 06/15/2050	20,000	20,361,398
Series 2024-A 4.00%, 06/15/2042	6,200	5,548,648
5.00%, 06/15/2037	11,170	11,948,560
5.00%, 06/15/2042	11,070	11,332,735
New Jersey Turnpike Authority (New Jersey Turnpike Authority) Series 2019-A 5.00%, 01/01/2048	11,320	11,368,421
Series 2024-A 4.00%, 01/01/2035	8,000	8,253,846
5.00%, 01/01/2033	9,000	10,090,807
Series 2024-C 5.00%, 01/01/2043	10,500	10,836,968
Series 2025-A 5.25%, 01/01/2055	24,000	24,721,234
Passaic County Improvement Authority (The) (Paterson Arts & Science Charter School) Series 2023 4.25%, 07/01/2033	520	525,704
5.25%, 07/01/2043	1,020	1,022,292
South Jersey Transportation Authority (South Jersey Transportation Authority) Series 2022 4.625%, 11/01/2047	5,000	4,655,628

	Principal Amount (000)	U.S. $ Value

Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-A 5.00%, 06/01/2031	$1,425	$1,462,737
5.00%, 06/01/2046	4,200	4,036,787
Series 2018-B 5.00%, 06/01/2046	117,880	113,613,475

		486,242,669

New Mexico – 0.2%
City of Santa Fe NM (El Castillo Retirement Residences Obligated Group) Series 2019 5.00%, 05/15/2039	480	462,431
5.00%, 05/15/2044	500	458,234
5.00%, 05/15/2049	1,200	1,052,038
New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group) Series 2019 5.00%, 07/01/2049	12,925	10,890,017
New Mexico Municipal Energy Acquisition Authority (Royal Bank of Canada) Series 2025 5.00%, 06/01/2054	10,580	11,228,000

		24,090,720

New York – 8.1%
Brookhaven Local Development Corp. (Jefferson’s Ferry) Series 2020 4.00%, 11/01/2045	2,250	1,901,154
Build NYC Resource Corp. (Albert Einstein College of Medicine) Series 2016 5.50%, 09/01/2045(a)	33,620	32,654,296
Build NYC Resource Corp. (Global Community Charter School) Series 2022 5.00%, 06/15/2057	1,050	831,740
Build NYC Resource Corp. (Kipp NYC Public Charter Schools) Series 2023 5.25%, 07/01/2052	2,000	1,911,460
5.25%, 07/01/2062	4,500	4,206,214
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.00%, 11/01/2039(d) (e)	1,560	936,000
5.25%, 11/01/2034(d) (e)	2,240	1,344,000
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2052(f)	1,250	1,059,780
Build NYC Resource Corp. (South Bronx Charter School For Intl Cultures & The Arts) Series 2023 7.00%, 04/15/2053(a)	4,360	4,378,133
7.00%, 04/15/2058(a)	11,305	11,298,419

	Principal Amount (000)	U.S. $ Value

Build NYC Resource Corp. (TrIPs Obligated Group) Series 2025 5.50%, 07/01/2055	$6,620	$6,502,014
City of New York NY (City of New York NY) Series 2022-2 5.00%, 03/01/2037(a) (b)	7,500	7,702,635
5.00%, 03/01/2038(a) (b)	10,000	10,234,941
Series 2025-G 5.25%, 02/01/2048	15,000	15,366,573
5.25%, 02/01/2050	16,740	17,128,102
County of Nassau NY (County of Nassau NY) Series 2025-A 5.00%, 04/01/2055	10,000	10,126,433
Dutchess County Local Development Corp. (Bard College) Series 2020-A 5.00%, 07/01/2045	9,600	9,319,115
5.00%, 07/01/2051	17,400	16,372,944
Hempstead Town Local Development Corp. (Evergreen Charter School) Series 2022-A 5.25%, 06/15/2052	17,470	16,287,517
5.50%, 06/15/2057	7,350	7,027,233
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2015-C 5.00%, 11/15/2027	1,110	1,115,543
5.25%, 11/15/2030	4,000	4,017,248
Series 2015-D 5.00%, 11/15/2031	1,350	1,353,889
5.00%, 11/15/2032	5,135	5,146,288
5.00%, 11/15/2034	5,430	5,436,183
Series 2016-A 5.00%, 11/15/2032	4,740	4,799,571
Series 2016-D 5.00%, 11/15/2029	1,750	1,798,384
Series 2017-C 5.00%, 11/15/2028	12,930	13,742,322
5.00%, 11/15/2029	16,435	17,439,800
5.00%, 11/15/2034	6,810	7,061,830
Series 2019-C 5.00%, 11/15/2038	380	390,153
Series 2020-A 5.00%, 11/15/2045	4,740	4,978,587
Series 2020-C 4.75%, 11/15/2045	23,880	22,690,286
5.00%, 11/15/2050	8,750	8,463,771
5.25%, 11/15/2055	15,885	15,874,429
Series 2020-D 4.00%, 11/15/2048	7,150	5,952,654
4.00%, 11/15/2049	6,425	5,302,202
5.00%, 11/15/2043	5,000	5,019,338
Series 2021-A 4.00%, 11/15/2041	2,000	1,788,602

	Principal Amount (000)	U.S. $ Value

Series 2025 5.25%, 11/15/2045	$5,840	$5,934,282
5.25%, 11/15/2055	5,840	5,864,430
AG Series 2020-A 4.00%, 11/15/2043	2,020	1,777,223
Monroe County Industrial Development Corp./NY (Academy of Health Sciences Charter School) Series 2022 5.875%, 07/01/2052(a)	4,675	4,437,524
6.00%, 07/01/2057(a)	1,615	1,543,621
Monroe County Industrial Development Corp./NY (Eugenio Maria de Hostos Charter School) Series 2024 5.00%, 07/01/2054(a)	2,000	1,688,163
Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) Series 2019 5.00%, 01/01/2050	6,520	5,302,458
Monroe County Industrial Development Corp./NY (True North Rochester Prep Charter School) Series 2020 5.00%, 06/01/2059(a)	1,620	1,445,357
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community) 5.00%, 01/01/2058(k) (l)	525	37,552
New York City Housing Development Corp. (8 Spruce NY Owner LLC) Series 2024 4.375%, 12/15/2031	1,275	1,306,330
5.25%, 12/15/2031	3,115	3,190,810
New York City Housing Development Corp. (New York City Housing Development) Series 2020 2.55%, 08/01/2040	3,645	2,551,227
New York City Transitional Finance Authority (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2024-F 4.25%, 02/01/2054	6,500	5,717,666
Series 2025 5.00%, 05/01/2046	6,955	7,075,797
5.00%, 05/01/2050	18,870	19,023,341
Series 2025-H 5.00%, 11/01/2044	4,495	4,617,687
5.25%, 11/01/2045	14,470	15,123,685
New York City Transitional Finance Authority Future Tax Secured Revenue (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2022-F 3.75%, 02/01/2033	13,000	12,258,767
3.85%, 02/01/2034	3,955	3,706,121
New York Counties Tobacco Trust V (New York Counties Tobacco Trust V) Series 2005 Zero Coupon, 06/01/2050	30,000	4,197,663

	Principal Amount (000)	U.S. $ Value

NEW York Energy Finance Development Corp. (Athene Annuity & Life Co.) Series 2025 5.00%, 07/01/2056	$28,715	$29,927,436
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.00%, 11/15/2044(a)	13,560	12,980,333
5.375%, 11/15/2040(a)	3,395	3,345,723
7.25%, 11/15/2044(a)	9,665	9,670,226
New York Power Authority (New York Power Authority SFP Transmission Project) AG Series 2023 5.00%, 11/15/2048	5,250	5,309,456
5.00%, 11/15/2053	7,000	7,036,793
New York State Dormitory Authority (Garnet Health Medical Center Obligated Group) Series 2017 5.00%, 12/01/2030(a)	1,200	1,206,177
5.00%, 12/01/2031(a)	1,000	1,002,555
5.00%, 12/01/2034(a)	2,000	1,946,160
New York State Dormitory Authority (Montefiore Obligated Group) Series 2018 5.00%, 08/01/2035	2,085	2,103,281
Series 2024 5.50%, 11/01/2047	1,000	1,016,499
AG Series 2020 3.00%, 09/01/2050	14,890	10,081,525
New York State Dormitory Authority (Northwell Health Obligated Group) Series 2025 5.00%, 05/01/2042	5,000	5,108,776
5.00%, 05/01/2043	4,000	4,053,110
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2021 2.252%, 03/15/2032	13,000	11,278,803
Series 2021-2 2.20%, 03/15/2034(a) (b)	13,000	10,748,238
New York State Dormitory Authority (Trustees of Columbia University in the City of New York) Series 2018-A 5.00%, 10/01/2048	11,000	11,498,027
New York State Dormitory Authority (Wagner College) Series 2022 5.00%, 07/01/2057	17,245	13,601,271
New York State Dormitory Authority (White Plains Hospital Obligated Group) Series 2024 5.25%, 10/01/2049	4,500	4,455,453

	Principal Amount (000)	U.S. $ Value

New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2016-A 5.00%, 01/01/2041	$3,800	$3,803,893
New York State Thruway Authority (State of New York Pers Income Tax) Series 2025 5.00%, 03/15/2055	20,335	20,472,967
Series 2025-A 5.00%, 03/15/2045	8,940	9,141,288
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2028	15,300	15,742,704
5.00%, 01/01/2029	18,660	19,072,052
Series 2020 4.00%, 10/01/2030	13,980	13,723,168
4.375%, 10/01/2045	40,110	34,787,479
Series 2023 5.625%, 04/01/2040	11,250	11,538,388
6.00%, 04/01/2035	13,875	15,025,539
New York Transportation Development Corp. (Empire State Thruway Partners) Series 2021 4.00%, 04/30/2053	15,475	12,134,096
New York Transportation Development Corp. (JFK Intl Air Terminal) Series 2020 5.00%, 12/01/2030	1,000	1,077,160
5.00%, 12/01/2035	1,100	1,129,662
Series 2022 5.00%, 12/01/2039	1,510	1,515,078
5.00%, 12/01/2040	2,500	2,493,865
5.00%, 12/01/2041	11,500	11,348,092
New York Transportation Development Corp. (JFK Millennium Partners) Series 2024 5.50%, 12/31/2054	9,465	9,245,979
5.50%, 12/31/2060	49,415	47,744,817
AG Series 2024 0.00%, 12/31/2054(g)	12,740	7,676,758
New York Transportation Development Corp. (JFK NTO LLC) Series 2023 5.375%, 06/30/2060	35,900	34,121,065
6.00%, 06/30/2054	31,580	32,076,469
Series 2024 5.00%, 06/30/2060	70,760	63,548,622
5.25%, 06/30/2049	2,250	2,154,990
5.50%, 06/30/2054	4,390	4,234,700
5.50%, 06/30/2060	59,040	57,226,669
Series 2025 6.00%, 06/30/2059	48,810	50,013,264
AG Series 2023 5.00%, 06/30/2049	5,000	4,764,356
New York Transportation Development Corp. (Laguardia Gateway Partners) Series 2016-A 5.00%, 07/01/2041	15,840	15,839,387
5.00%, 07/01/2046	6,895	6,556,340
5.25%, 01/01/2050	29,285	28,255,946

	Principal Amount (000)	U.S. $ Value

Niagara Area Development Corp. (Reworld Holding Corp.) Series 2018-A 4.75%, 11/01/2042(a)	$6,045	$5,357,579
Onondaga Civic Development Corp. (Syracuse University) Series 2025 5.50%, 12/01/2056	20,500	21,590,866
Port Authority of New York & New Jersey (Port Authority of New York & New Jersey) Series 2021 3.175%, 07/15/2060	10,000	6,406,612
Series 2024-2 5.00%, 09/01/2037	3,000	3,140,788
5.00%, 09/01/2038	3,000	3,105,636
Suffolk Regional Off-Track Betting Corp. (Suffolk Regional Off-Track Betting) Series 2024 5.00%, 12/01/2034	5,500	5,692,784
6.00%, 12/01/2053	12,400	12,612,984
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.591%, 05/15/2036	4,000	3,259,634
2.917%, 05/15/2040	10,000	7,708,714
Series 2022-2 5.00%, 05/15/2047(a) (b)	10,000	10,087,012
5.25%, 05/15/2052(a) (b)	10,000	10,217,815
5.25%, 05/15/2057(a) (b)	10,000	10,185,763
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2020-A 5.00%, 11/15/2049	2,060	2,062,232
Triborough Bridge & Tunnel Authority Sales Tax Revenue (Triborough Bridge & Tunnel Authority Sales Tax Revenue) Series 2024-A 5.25%, 05/15/2064	19,000	19,328,390
TSASC, Inc./NY (TSASC, Inc./NY) Series 2016 5.00%, 06/01/2045	10,200	8,771,403
5.00%, 06/01/2048	19,765	16,801,280
Series 2017-A 5.00%, 06/01/2041	1,560	1,487,949
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	860	764,896
5.25%, 09/15/2042	365	305,422
5.25%, 09/15/2047	625	488,636
5.25%, 09/15/2053	1,340	1,004,440

	Principal Amount (000)	U.S. $ Value

Western Regional Off-Track Betting Corp. (Western Regional Off-Track Betting) Series 2021 3.00%, 12/01/2026(a)	$415	$408,609

		1,249,383,566

North Carolina – 0.6%
City of Charlotte NC Airport Revenue (City of Charlotte NC Airport Revenue) Series 2022 4.50%, 07/01/2047	13,170	12,137,328
Fayetteville State University (Fayetteville State University) Series 2023 5.00%, 04/01/2027(a)	415	427,485
5.00%, 04/01/2028(a)	455	476,052
5.00%, 04/01/2029(a)	500	530,644
5.00%, 04/01/2030(a)	545	583,253
5.00%, 04/01/2031(a)	600	645,648
5.00%, 04/01/2034(a)	770	830,429
5.00%, 04/01/2036(a)	900	953,453
5.00%, 04/01/2037(a)	970	1,018,407
5.00%, 04/01/2040(a)	1,205	1,232,647
5.00%, 04/01/2042(a)	1,380	1,394,561
Greater Asheville Regional Airport Authority (Greater Asheville Regional Airport Authority) AG Series 2022-A 5.50%, 07/01/2047	2,880	2,929,869
5.50%, 07/01/2052	5,000	5,071,901
Nash Health Care Systems (Nash Health Care Systems) Series 2025 5.25%, 02/01/2055(i)	14,800	14,466,882
5.75%, 02/01/2050(i)	10,000	10,389,930
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community Obligated Group) Series 2017 5.00%, 07/01/2047	2,950	1,921,466
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community) Series 2015 4.875%, 07/01/2040	5,000	3,619,966
5.00%, 07/01/2045	4,650	3,115,339
North Carolina Medical Care Commission (Duke University Health System Obligated Group) Series 2025-A 5.00%, 06/01/2041	6,000	6,270,034
5.00%, 06/01/2042	3,110	3,218,876
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2030	2,250	2,250,239
North Carolina Medical Care Commission (Sharon Towers) Series 2019-A 5.00%, 07/01/2044	1,000	918,282

	Principal Amount (000)	U.S. $ Value

North Carolina Medical Care Commission (United Methodist Retirement Homes Obligated Group) Series 2024 5.00%, 10/01/2049	$510	$480,259
5.125%, 10/01/2054	2,000	1,895,719
North Carolina Turnpike Authority (North Carolina Turnpike Authority) Series 2018 5.00%, 01/01/2040	5,000	5,055,681
AG Series 2024 Zero Coupon, 01/01/2050	11,750	3,299,450
Zero Coupon, 01/01/2051	7,490	1,988,671
Zero Coupon, 01/01/2052	6,435	1,616,522
Zero Coupon, 01/01/2053	1,750	415,892

		89,154,885

North Dakota – 0.3%
City of Grand Forks ND (Altru Health System Obligated Group) Series 2021 4.00%, 12/01/2035	4,000	3,779,335
4.00%, 12/01/2036	3,625	3,371,268
4.00%, 12/01/2037	1,190	1,089,824
4.00%, 12/01/2040	1,875	1,631,128
4.00%, 12/01/2041	1,865	1,589,124
5.00%, 12/01/2034	7,545	7,788,427
Series 2023-A 5.42%, 12/01/2053	5,270	5,148,890
AG Series 2021 3.00%, 12/01/2051	4,000	2,634,925
County of Ward ND (Trinity Health Obligated Group) Series 2017-C 5.00%, 06/01/2038	2,000	1,903,199
5.00%, 06/01/2048	10,500	9,469,451
5.00%, 06/01/2053	5,230	4,647,332

		43,052,903

Ohio – 3.3%
Akron Bath Copley Joint Township Hospital District (Summa Health System Obligated Group) Series 2020 3.00%, 11/15/2040	4,500	4,253,381
4.00%, 11/15/2037	800	792,926
4.00%, 11/15/2038	750	732,509
American Municipal Power, Inc. (American Municipal Power Combined Hydroelectric Revenue) Series 2016-A 5.00%, 02/15/2041	6,000	6,018,297
5.00%, 02/15/2046	4,000	4,004,597
Buckeye Tobacco Settlement Financing Authority (Buckeye Tobacco Settlement Financing Authority) Series 2020-A 4.00%, 06/01/2048	10,000	8,073,402
Series 2020-B Zero Coupon, 06/01/2057	113,000	9,881,500
5.00%, 06/01/2055	145,385	118,096,802

	Principal Amount (000)	U.S. $ Value

City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/2037	$3,765	$3,795,360
5.00%, 12/01/2047	3,735	3,639,396
Columbus Regional Airport Authority (Columbus Regional Airport Authority) Series 2025 5.00%, 01/01/2037	1,325	1,385,091
5.25%, 01/01/2041	1,655	1,715,941
5.25%, 01/01/2045	16,450	16,611,108
5.50%, 01/01/2050	10,425	10,660,320
County of Cuyahoga OH (MetroHealth System/The) Series 2017 5.00%, 02/15/2042	12,600	11,927,748
5.00%, 02/15/2052	5,680	5,061,229
5.25%, 02/15/2047	12,860	12,132,831
5.50%, 02/15/2057	9,370	8,766,523
County of Franklin OH (First Community Village Obligated Group) Series 2019 5.00%, 07/01/2049	3,715	3,365,700
County of Hamilton OH (Christ Hospital Obligated Group) Series 2024-2 5.00%, 06/01/2034(a) (b)	8,075	8,597,247
5.00%, 06/01/2038(a) (b)	7,440	7,689,858
County of Hamilton OH (UC Health Obligated Group) Series 2020 5.00%, 09/15/2050	23,425	21,526,732
Series 2025-A 5.50%, 08/01/2044	1,000	994,274
5.50%, 08/01/2045	1,900	1,875,422
5.50%, 08/01/2051	5,000	4,834,031
County of Marion OH (United Church Homes Obligated Group) Series 2019 5.125%, 12/01/2049	2,210	1,582,723
County of Montgomery OH (County of Montgomery OH) 6.00%, 04/01/2038(d) (e) (f) (k) (l)	1,607	20,084
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(d) (e) (f) (k) (l)	8,118	101,472
County of Ross OH (Adena Health System Obligated Group) Series 2019 5.00%, 12/01/2049	6,000	5,822,633
County of Washington OH (Marietta Area Health Care Obligated Group) Series 2022 6.375%, 12/01/2037	1,000	1,046,734
6.625%, 12/01/2042	21,540	22,151,197
6.75%, 12/01/2052	32,385	33,299,812

	Principal Amount (000)	U.S. $ Value

Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2021 3.50%, 12/01/2051(a)	$7,500	$5,380,937
Series 2023 5.00%, 12/01/2053(a)	16,000	16,022,576
Lancaster Port Authority (Royal Bank of Canada) Series 2024-A 5.00%, 02/01/2055	10,900	11,539,698
Ohio Air Quality Development Authority (American Electric Power) Series 2019 2.40%, 12/01/2038	1,030	975,921
Ohio Air Quality Development Authority (Duke Energy Corp.) Series 2022 4.25%, 11/01/2039	7,100	7,201,730
Ohio Air Quality Development Authority (Ohio Valley Electric) Series 2019 3.25%, 09/01/2029	1,780	1,754,311
Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group) Series 2022 5.25%, 01/01/2047	2,750	2,681,088
Ohio Higher Educational Facility Commission (John Carroll University) Series 2022 4.00%, 10/01/2047	1,750	1,354,447
4.00%, 10/01/2052	11,900	8,819,252
Series 2025 5.375%, 10/01/2045	3,000	2,867,150
5.50%, 10/01/2050	4,000	3,779,118
5.50%, 10/01/2057	4,000	3,746,331
Ohio Higher Educational Facility Commission (Xavier University) Series 2024 5.00%, 05/01/2039	880	904,985
5.00%, 05/01/2040	785	801,642
5.00%, 05/01/2041	815	824,977
5.00%, 05/01/2042	435	436,175
5.25%, 05/01/2049	5,630	5,498,535
5.25%, 05/01/2054	6,825	6,589,678
Ohio Housing Finance Agency (Havens Edge Apartments) Series 2025 5.70%, 08/01/2043(a)	2,250	2,255,938
Port of Greater Cincinnati Development Authority (Duke Energy Convention Center Project) Series 2024 5.00%, 12/01/2053	1,275	1,233,390
5.00%, 12/01/2063	13,605	12,908,058
Port of Greater Cincinnati Development Authority (IDEA Greater Cincinnati) Series 2021 4.375%, 06/15/2056	3,480	3,430,590

	Principal Amount (000)	U.S. $ Value

Port of Greater Cincinnati Development Authority (Port of Greater Cincinnati Development Authority) Series 2025-A 6.50%, 01/01/2045(a)	$2,500	$2,471,757
State of Ohio (Cleveland Clinic Health System Obligated Group) Series 2019 3.276%, 01/01/2042	1,635	1,339,107
Toledo-Lucas County Port Authority (ParkUToledo, Inc.) Series 2021 4.00%, 01/01/2041	3,000	2,594,734
4.00%, 01/01/2043	2,000	1,655,104
4.00%, 01/01/2046	2,000	1,575,763
4.00%, 01/01/2051	8,500	6,431,542
4.00%, 01/01/2057	7,500	5,493,597
University of Toledo (University of Toledo) Series 2023-2 4.63%, 06/01/2036(a) (b)	48,190	47,588,656

		510,613,667

Oklahoma – 1.1%
Oklahoma Capitol Improvement Authority (State of Oklahoma State Lease) Series 2025 5.25%, 07/01/2055	10,610	10,895,604
Oklahoma Development Finance Authority (Oklahoma City University Obligated Group) Series 2019 5.00%, 08/01/2044	7,650	7,084,693
5.00%, 08/01/2049	12,780	11,430,294
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.00%, 08/15/2038	1,000	1,004,125
5.25%, 08/15/2043	11,545	11,288,310
5.50%, 08/15/2052	8,390	7,960,769
5.50%, 08/15/2057	23,625	22,223,449
Series 2022-A 5.50%, 08/15/2037	10,000	10,213,136
5.50%, 08/15/2041	11,995	11,930,162
Oklahoma Turnpike Authority (Oklahoma Turnpike Authority) Series 2025-A 5.50%, 01/01/2054	14,710	15,502,550
Series 2025-B 5.00%, 01/01/2037(i)	1,455	1,588,081
5.00%, 01/01/2038(i)	5,275	5,715,314
5.00%, 01/01/2039(i)	4,765	5,126,991
5.00%, 01/01/2040(i)	5,000	5,320,005
5.00%, 01/01/2041(i)	2,750	2,900,915
5.00%, 01/01/2042(i)	3,750	3,910,420
AG Series 2025-A 4.25%, 01/01/2055	10,000	8,973,231

	Principal Amount (000)	U.S. $ Value

Tulsa Municipal Airport Trust Trustees/OK (American Airlines, Inc.) Series 2025 6.25%, 12/01/2035	$23,975	$26,470,517
6.25%, 12/01/2040	6,500	7,034,332

		176,572,898

Oregon – 0.5%
Astoria Hospital Facilities Authority (Columbia Lutheran Charities Obligated Group) Series 2024 5.00%, 08/01/2034	13,250	14,342,567
5.00%, 08/01/2035	1,660	1,780,834
5.25%, 08/01/2037	1,960	2,087,236
5.25%, 08/01/2038	2,185	2,298,826
5.25%, 08/01/2039	1,205	1,254,663
5.25%, 08/01/2040	1,000	1,030,706
5.25%, 08/01/2041	1,725	1,759,009
5.25%, 08/01/2049	5,500	5,266,652
5.25%, 08/01/2054	7,750	7,338,348
Clackamas County Hospital Facility Authority (Rose Villa Obligated Group) Series 2020-A 5.125%, 11/15/2040	750	719,994
5.375%, 11/15/2055	2,940	2,612,157
Medford Hospital Facilities Authority (Asante Health System Obligated Group) Series 2022-2 5.00%, 08/15/2045(a) (b)	4,500	4,455,018
5.00%, 08/15/2050(a) (b)	5,500	5,322,230
Multnomah County School District No. 40 (Multnomah County School District No. 40) Series 2023-A Zero Coupon, 06/15/2043	6,430	2,594,374
Oregon State Facilities Authority (Legacy Health Obligated Group) Series 2022 5.00%, 06/01/2030	1,630	1,766,981
Oregon State Facilities Authority (Samaritan Health Services Obligated Group) Series 2020 5.00%, 10/01/2040	1,750	1,748,719
Port of Portland OR Airport Revenue (Port of Portland OR Airport Revenue) Series 2022-2 5.00%, 07/01/2052	10,000	9,798,771
Umatilla County School District No. 6R Umatilla (Umatilla County School District No. 6R Umatilla) Series 2023-B Zero Coupon, 06/15/2043	2,350	936,685
Zero Coupon, 06/15/2053	10,500	2,276,671

		69,390,441

Pennsylvania – 3.7%
Allegheny County Hospital Development Authority (Allegheny Health Network Obligated Group) Series 2018-A 5.00%, 04/01/2034	10,135	10,427,993
5.00%, 04/01/2035	12,500	12,814,696
5.00%, 04/01/2036	10,900	11,134,846

	Principal Amount (000)	U.S. $ Value

Allentown Neighborhood Improvement Zone Development Authority (Allentown Neighborhood Improvement Zone Center City Investment Revenue) Series 2018 5.00%, 05/01/2033(a)	$2,000	$2,041,366
5.375%, 05/01/2042(a)	2,500	2,473,350
Series 2022 5.25%, 05/01/2042(a)	10,690	10,615,949
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2024 0.00%, 06/30/2044(g)	9,823	7,063,637
5.00%, 06/30/2039	23,002	20,831,106
8.00%, 06/30/2034	3,135	3,184,371
Series 2024-A 6.00%, 06/30/2034	1,483	1,548,733
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 4.00%, 07/01/2046	11,850	9,548,380
4.00%, 07/01/2051	8,300	6,320,517
5.00%, 07/01/2030	1,275	1,349,126
5.00%, 07/01/2031	2,300	2,438,742
5.00%, 07/01/2032	500	526,552
5.00%, 07/01/2033	1,170	1,223,004
5.00%, 07/01/2034	1,300	1,350,343
5.00%, 07/01/2035	1,555	1,604,673
5.00%, 07/01/2036	1,225	1,256,438
5.00%, 07/01/2038	1,000	1,012,551
5.00%, 07/01/2040	2,500	2,500,439
5.00%, 07/01/2041	4,630	4,569,278
5.00%, 07/01/2054	15,100	13,603,107
Chambersburg Area Municipal Authority (Wilson College) Series 2018 5.75%, 10/01/2043	1,350	1,220,427
6.00%, 10/01/2048	9,000	8,086,200
Chester County Industrial Development Authority (Collegium Charter School) Series 2017-A 5.125%, 10/15/2037	1,500	1,417,408
5.25%, 10/15/2047	2,700	2,336,038
City of Philadelphia PA (City of Philadelphia PA) Series 2025-A 5.25%, 08/01/2043	5,000	5,280,894
5.25%, 08/01/2044	7,250	7,624,984
5.25%, 08/01/2045	5,555	5,797,377
City of Philadelphia PA Water & Wastewater Revenue (City of Philadelphia PA Water & Wastewater Revenue) Series 2021-B 2.926%, 07/01/2045	5,000	3,585,250

	Principal Amount (000)	U.S. $ Value

County of Lehigh PA (Thomas Jefferson University Obligated Group) Series 2016-A 4.00%, 07/01/2035	$10,000	$9,724,439
Series 2019 5.00%, 07/01/2044	6,885	6,759,362
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016-A 6.00%, 06/01/2046	1,175	1,177,048
6.00%, 06/01/2051	2,200	2,146,921
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group) Series 2019 5.00%, 01/01/2045	1,815	1,559,342
Delaware County Authority (Elwyn Obligated Group) Series 2017 5.00%, 06/01/2032	1,750	1,714,057
Lancaster County Hospital Authority/PA (St. Anne’s Retirement Community Obligated Group) Series 2020 5.00%, 03/01/2040	2,000	1,771,479
5.00%, 03/01/2050	500	389,984
Series 2022 5.00%, 03/01/2029	2,170	2,167,928
Lancaster Municipal Authority (Garden Spot Village Obligated Group) Series 2024 5.00%, 05/01/2049	1,000	942,123
5.00%, 05/01/2054	800	744,669
Montgomery County Higher Education & Health Authority (HumanGood Pennsylvania Obligated Group) Series 2017 5.00%, 12/01/2047	5,500	4,985,327
Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group) Series 2018 5.00%, 09/01/2035	3,600	3,696,822
Series 2019 5.00%, 09/01/2051	2,300	2,248,653
Series 2022 4.00%, 05/01/2052	5,900	4,712,638
Montgomery County Industrial Development Authority/PA (Whitemarsh Continuing Care Retirement Community) Series 2015 5.25%, 01/01/2040	4,740	4,469,828
Northeastern Pennsylvania Hospital & Education Authority (Wilkes University) Series 2016-A 5.00%, 03/01/2037	2,675	2,576,870
Series 2016-B 5.25%, 03/01/2031	1,640	1,651,833
5.25%, 03/01/2037	1,170	1,153,959

	Principal Amount (000)	U.S. $ Value

Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Dept. of Transportation) Series 2022 5.75%, 06/30/2048	$11,000	$11,100,107
6.00%, 06/30/2061	24,600	25,198,816
AG Series 2022 5.75%, 12/31/2062	12,850	13,126,287
Pennsylvania Economic Development Financing Authority (Core Natural Resources) Series 2025 5.45%, 01/01/2051(a)	3,900	3,957,851
Pennsylvania Economic Development Financing Authority (Iron Cumberland LLC) Series 2022 7.00%, 12/01/2029	24,435	24,440,080
Pennsylvania Economic Development Financing Authority (Pennsylvania Economic Development Finance Authority Sewage) Series 2020 4.00%, 01/01/2027	1,530	1,545,959
4.00%, 01/01/2029	450	459,179
4.00%, 01/01/2030	1,575	1,611,350
4.00%, 01/01/2032	800	812,426
Pennsylvania Economic Development Financing Authority (Reworld Holding Corp.) Series 2019 3.25%, 08/01/2039(a)	2,110	1,654,515
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2025-B 5.00%, 03/15/2050	8,000	7,683,518
Pennsylvania Higher Educational Facilities Authority (Drexel University) Series 2016 5.00%, 05/01/2032	1,000	1,006,075
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson University Obligated Group) Series 2024 4.00%, 11/01/2042	2,000	1,775,245
4.375%, 11/01/2054	15,750	13,322,341
5.25%, 11/01/2044	1,500	1,529,022
5.50%, 11/01/2054	1,700	1,735,371
AG Series 2024 5.25%, 11/01/2048	3,050	3,091,932

	Principal Amount (000)	U.S. $ Value

Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System Obligated Group) Series 2025 5.00%, 08/15/2055	$27,330	$27,230,705
Series 2025-2 15.20%, 08/15/2055(a) (i) (j)	3,200	3,919,748
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission) Series 2016 5.00%, 06/01/2037	4,000	4,011,505
Series 2018-A 5.00%, 12/01/2043	10,000	10,076,792
Series 2024 5.00%, 12/01/2038	11,290	12,048,735
Series 2024-C 5.25%, 12/01/2054	11,250	11,522,248
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue (Pennsylvania Turnpike Commission Oil Franchise Tax Revenue) Series 2022-2 5.00%, 12/01/2046(a) (b)	26,610	26,617,866
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2050	5,000	4,448,838
5.00%, 08/01/2054	3,560	3,134,270
Philadelphia Authority for Industrial Development (Philadelphia Electrical & Technology Charter High School) Series 2021 4.00%, 06/01/2056	2,550	1,825,132
Philadelphia Authority for Industrial Development (Philadelphia Performing Arts Charter School) Series 2020 5.00%, 06/15/2040(a)	3,285	3,107,677
5.00%, 06/15/2050(a)	4,585	4,028,015
Philadelphia Authority for Industrial Development (St. Joseph’s University) Series 2022 5.50%, 11/01/2060	10,000	10,122,156
Philadelphia Gas Works Co. (Philadelphia Gas Works) Series 2017 5.00%, 08/01/2042	5,000	5,006,134
Pittsburgh Water & Sewer Authority (Pittsburgh Water & Sewer Authority) AG Series 2023-2 4.53%, 09/01/2040(a) (b)	46,555	46,188,095
School District of Philadelphia (The) (School District of Philadelphia/The) Series 2016-F 5.00%, 09/01/2033	3,000	3,049,363
5.00%, 09/01/2036	1,000	1,012,834
Series 2018-A 5.00%, 09/01/2034	1,000	1,037,339
5.00%, 09/01/2036	1,000	1,030,116
5.00%, 09/01/2037	1,000	1,025,772
5.00%, 09/01/2038	1,000	1,021,599

	Principal Amount (000)	U.S. $ Value

Series 2018-B 5.00%, 09/01/2043	$3,000	$3,013,472
Series 2019-A 5.00%, 09/01/2044	17,900	17,590,373
Scranton-Lackawanna Health & Welfare Authority (Scranton Parking System Concession Project) Series 2016-A 5.00%, 01/01/2051(a)	6,765	3,825,771
5.00%, 01/01/2057(a)	5,345	2,895,099
Series 2016-B 6.08%, 01/01/2026(a)	175	172,156
Series 2016-C Zero Coupon, 01/01/2036(a)	2,945	1,064,765
Series 2016-D Zero Coupon, 01/01/2057(f)	58,055	3,229,681
State Public School Building Authority (Harrisburg School District) AG Series 2016 5.00%, 12/01/2030	7,160	7,290,577
Union County Hospital Authority (WellSpan Evangelical Community Hospital Obligated Group) Series 2018 5.00%, 08/01/2038	2,685	2,723,576
5.00%, 08/01/2043	5,750	5,733,982

		562,435,522

Puerto Rico – 2.5%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2021-A Zero Coupon, 07/01/2033	6,410	4,441,975
4.00%, 07/01/2033	12,000	11,701,393
4.00%, 07/01/2035	4,200	4,005,281
4.00%, 07/01/2037	1,631	1,535,248
4.00%, 07/01/2041	2,217	1,931,481
5.625%, 07/01/2029	2,542	2,691,140
5.75%, 07/01/2031	3,784	4,107,774
Series 2022-A Zero Coupon, 11/01/2051	12,233	6,697,347
0.00%, 11/01/2051	41,000	11,553,750
5.069%, 11/01/2051	40,540	25,540,123
Series 2022-C Zero Coupon, 11/01/2043	84,608	52,562,570
GDB Debt Recovery Authority of Puerto Rico (GDB Debt Recovery Authority of Puerto Rico) Series 2018 7.50%, 08/20/2040	4,745	4,559,314
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2020-A 5.00%, 07/01/2030(a)	5,500	5,751,031
5.00%, 07/01/2035(a)	9,455	9,742,752

	Principal Amount (000)	U.S. $ Value

Series 2021-A 4.00%, 07/01/2042(a)	$2,500	$2,156,743
Series 2021-B 4.00%, 07/01/2042(a)	4,000	3,450,790
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) Series 2007-T 5.00%, 07/01/2032(d) (e)	7,315	3,995,819
5.00%, 07/01/2037(d) (e)	15,260	8,335,775
Series 2008-W 5.25%, 07/01/2033(d) (e)	1,000	546,250
5.50%, 07/01/2038(d) (e)	10,490	5,730,162
Series 2010-A 5.25%, 07/01/2029(d) (e)	2,950	1,611,437
5.25%, 07/01/2030(d) (e)	1,040	568,100
Series 2010-C 5.00%, 07/01/2024(d) (m)	1,735	947,744
5.25%, 07/01/2027(d) (e)	3,360	1,835,400
5.25%, 07/01/2028(d) (e)	500	273,125
Series 2010-X 5.25%, 07/01/2040(d) (e)	20,585	11,244,556
5.75%, 07/01/2036(d) (e)	7,375	4,028,594
Series 2010DDD 5.00%, 07/01/2021(d) (m)	1,050	573,562
5.00%, 07/01/2022(d) (m)	950	518,937
Series 2010ZZ 5.25%, 07/01/2018(d) (m)	3,500	1,911,875
5.25%, 07/01/2024(d) (m)	2,565	1,401,131
5.25%, 07/01/2025(d) (m)	620	338,675
Series 2012-A 5.00%, 07/01/2029(d) (e)	2,510	1,371,087
5.00%, 07/01/2042(d) (e)	2,125	1,160,781
5.05%, 07/01/2042(d) (e)	2,585	1,412,056
Series 2013-A 7.00%, 07/01/2033(d) (e)	1,700	928,625
7.00%, 07/01/2040(d) (e)	750	409,688
AG Series 2007-V 5.25%, 07/01/2031	25,380	25,449,447
NATL Series 2007-V 5.25%, 07/01/2029	5,965	6,008,550
5.25%, 07/01/2033	9,250	9,211,216
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2023-A 6.625%, 01/01/2027	1,937	1,925,724
6.625%, 01/01/2028	14,770	14,679,061
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.50%, 01/01/2042	3,250	3,585,830
6.75%, 01/01/2045	3,500	3,858,657

	Principal Amount (000)	U.S. $ Value

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2018-A Zero Coupon, 07/01/2027	$384	$359,681
Zero Coupon, 07/01/2046	123,224	38,112,814
Zero Coupon, 07/01/2051	58,864	13,460,066
Series 2019-A 4.329%, 07/01/2040	15,975	14,853,464
4.55%, 07/01/2040	1,198	1,131,851
4.75%, 07/01/2053	2,000	1,792,528
5.00%, 07/01/2058	52,251	47,752,957

		383,753,937

Rhode Island – 0.0%
Rhode Island Health & Educational Building Corp. (City of Woonsocket RI Lease) AG Series 2017-A 5.00%, 05/15/2029	1,000	1,038,133

South Carolina – 2.4%
Charleston County Airport District (Charleston County Airport District) Series 2024-A 5.25%, 07/01/2044	1,000	1,015,051
5.25%, 07/01/2054	4,000	4,007,694
Columbia Housing Authority/SC (Garden Lakes Apartments) Series 2022 5.26%, 11/01/2032	665	652,360
5.41%, 11/01/2039	12,570	11,642,157
6.28%, 11/01/2039	530	492,876
Greenville Housing Authority/SC (Victor Verdae Apartments) Series 2023 6.16%, 05/01/2063(a)	16,500	14,273,002
Last Step Recycling LLC (Last Step Recycling LLC) 9.50%, 12/15/2028(f) (k) (l) (n)	6,622	6,621,718
Patriots Energy Group Financing Agency (Sumitomo Mitsui Financial Group) Series 2023-2 5.25%, 10/01/2054(a) (b)	30,000	31,714,797
South Carolina Jobs-Economic Development Authority (Beaufort Memorial Hospital Obligated Group) Series 2024 5.00%, 11/15/2035	1,225	1,248,352
5.25%, 11/15/2039	1,000	1,024,148
5.50%, 11/15/2044	1,000	974,500
South Carolina Jobs-Economic Development Authority (Bon Secours Mercy Health) Series 2020 5.00%, 12/01/2046	10,595	10,369,148
Series 2025 5.25%, 11/01/2043	6,500	6,732,931
5.25%, 11/01/2044	3,600	3,704,610

	Principal Amount (000)	U.S. $ Value

South Carolina Jobs-Economic Development Authority (FAH Pelham LLC) Series 2023 10.00%, 08/01/2039(a)	$580	$535,622
Series 2023-A 6.50%, 02/01/2056(a)	16,895	16,931,285
Series 2023-B 7.50%, 08/01/2047(a)	7,000	6,697,420
South Carolina Jobs-Economic Development Authority (International Paper Co.) Series 2023 4.00%, 04/01/2033	6,000	6,018,903
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.00%, 06/01/2031(d) (e) (f)	2,470	271,700
6.25%, 06/01/2040(d) (e) (f)	6,100	671,000
6.50%, 06/01/2051(d) (e) (f)	9,070	997,700
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 4.50%, 11/01/2054	25,000	22,305,465
5.00%, 11/01/2038	6,590	6,912,855
5.25%, 11/01/2041	4,000	4,167,409
5.25%, 11/01/2044	3,000	3,066,201
5.50%, 11/01/2048	9,355	9,655,059
5.50%, 11/01/2050	3,965	4,085,661
5.50%, 11/01/2054	48,175	49,534,720
South Carolina Jobs-Economic Development Authority (PSG Patriot’s Place Apartments) Series 2022 0.00%, 06/01/2052(g)	15,800	10,886,568
South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2015-A 5.00%, 12/01/2050	14,525	14,211,116
Series 2016-A 5.00%, 12/01/2034	3,815	3,829,692
5.00%, 12/01/2036	1,000	1,000,865
Series 2016-B 5.00%, 12/01/2037	2,000	2,000,509
5.00%, 12/01/2041	10,500	10,418,660
Series 2021-A 4.00%, 12/01/2035	1,000	989,479
Series 2022 4.00%, 12/01/2038	550	524,596
4.00%, 12/01/2049	5,166	4,308,318
5.00%, 12/01/2036	447	472,528
5.00%, 12/01/2038	1,742	1,806,867
Series 2022-A 4.00%, 12/01/2052	14,000	11,476,984
5.00%, 12/01/2055	10,000	9,720,375

	Principal Amount (000)	U.S. $ Value

Series 2024-A 5.00%, 12/01/2039	$1,310	$1,377,376
5.00%, 12/01/2040	2,000	2,090,536
5.00%, 12/01/2041	3,000	3,106,242
5.00%, 12/01/2042	3,135	3,199,597
Series 2024-B 5.00%, 12/01/2043	2,965	2,999,325
Series 2025-A 5.00%, 12/01/2045	3,250	3,258,040
5.00%, 12/01/2055	24,625	24,157,962
5.25%, 12/01/2050	8,375	8,462,056
Series 2025-B 5.00%, 12/01/2044	3,695	3,718,223
5.00%, 12/01/2045	2,375	2,380,876
5.00%, 12/01/2047	5,000	4,954,569
5.00%, 12/01/2048	2,250	2,220,135
AG Series 2024-B 5.00%, 12/01/2054	12,000	11,958,730

		371,854,568

South Dakota – 0.2%
County of Lincoln SD (Augustana College Association/SD) Series 2021 4.00%, 08/01/2051	7,970	5,989,494
4.00%, 08/01/2056	2,415	1,759,083
4.00%, 08/01/2061	6,350	4,503,925
South Dakota Health & Educational Facilities Authority (Monument Health Obligated Group) Series 2017 5.00%, 09/01/2033	3,260	3,322,394
5.00%, 09/01/2040	15,035	14,934,569
South Dakota Housing Development Authority (Schuett Spearfish LP) Series 2023 6.15%, 09/01/2039	5,360	5,342,232

		35,851,697

Tennessee – 1.4%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	9,080	8,574,510
5.125%, 12/01/2042(a)	31,490	29,085,830
Series 2016-B Zero Coupon, 12/01/2031(a)	3,800	2,666,998
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 8.75%, 11/01/2032(f)	2,000	2,023,836
9.25%, 11/01/2042(f)	5,450	5,315,527
9.50%, 11/01/2052(f)	15,765	15,050,081

	Principal Amount (000)	U.S. $ Value

Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trevecca Nazarene University) Series 2021 4.00%, 10/01/2051	$2,000	$1,550,245
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2016 5.00%, 07/01/2040	2,435	2,421,505
Series 2017-A 5.00%, 07/01/2048	2,335	2,271,007
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(d) (e) (f) (k) (l)	4,049	50,610
Metropolitan Government of Nashville & Davidson County Industrial Development Board (Nashville & Davidson County TN South Nashville Central Business Improvement Dist) Series 2021 Zero Coupon, 06/01/2043(a)	6,940	2,675,417
Metropolitan Nashville Airport Authority (The) (Metropolitan Nashville Airport Authority/The) Series 2022-B 5.25%, 07/01/2047	12,500	12,529,654
5.50%, 07/01/2052	13,000	13,254,873
Shelby County Health & Educational Facilities Board (Madrone Memphis Student Housing I) Series 2024 5.25%, 06/01/2056(a)	5,000	4,505,600
Tennergy Corp./TN (Nomura Holdings, Inc.) Series 2022-A 5.50%, 10/01/2053	27,000	28,139,384
Tennergy Corp./TN (Royal Bank of Canada) Series 2024 5.00%, 10/01/2054	41,975	44,198,689
Tennessee Energy Acquisition Corp. (Goldman Sachs Group) Series 2021 5.00%, 05/01/2052	27,820	29,095,049
Wilson County Health & Educational Facilities Board (Limestone Trail Apartments) Series 2021 4.00%, 12/01/2039	9,940	7,478,270

		210,887,085

Texas – 6.5%
Abilene Convention Center Hotel Development Corp. (City of Abilene TX Abilene Convention Center Revenue) Series 2021-A 4.00%, 10/01/2050	4,070	2,987,693
Series 2021-B 5.00%, 10/01/2050(a)	11,140	9,206,900

	Principal Amount (000)	U.S. $ Value

Arlington Higher Education Finance Corp. (BASIS Texas Charter Schools) Series 2021 4.50%, 06/15/2056(a)	$1,000	$998,401
Series 2023 4.875%, 06/15/2056(a)	1,500	1,496,773
Series 2024 4.25%, 06/15/2039(a)	1,095	1,023,104
4.50%, 06/15/2044(a)	830	746,092
4.75%, 06/15/2049(a)	1,830	1,628,994
4.875%, 06/15/2059(a)	1,000	877,655
5.00%, 06/15/2064(a)	1,700	1,506,583
Arlington Higher Education Finance Corp. (Cypress Christian School) Series 2024-2 6.00%, 06/01/2053(a)	5,080	4,894,190
6.25%, 06/01/2063(a)	9,155	8,916,202
Arlington Higher Education Finance Corp. (Magellan School/The) Series 2022 6.25%, 06/01/2052(a)	6,015	5,871,561
6.375%, 06/01/2062(a)	9,785	9,554,948
Baytown Municipal Development District (Baytown Municipal Development District Baytown Convention Center Hotel Revenue) Series 2021 4.00%, 10/01/2045	8,545	7,171,906
4.00%, 10/01/2050	3,815	3,046,579
Beaumont Housing Authority (Beaumont Housing Authority) Series 2025 6.50%, 07/01/2055(a)	17,640	16,681,398
Board of Managers Joint Guadalupe County-City of Seguin Hospital (Board of Managers Joint Guadalupe County-City of Seguin Hospital) Series 2015 5.00%, 12/01/2040	8,380	7,854,580
5.00%, 12/01/2045	4,910	4,461,347
Brazoria County Industrial Development Corp. (Brazoria County Industrial Development) 10.00%, 06/01/2042(f)	9,374	7,030,265
12.00%, 06/01/2043(f)	2,343	1,757,566
Central Texas Regional Mobility Authority (Central Texas Regional Mobility Authority) Series 2020-A 5.00%, 01/01/2044	2,230	2,244,142
5.00%, 01/01/2049	3,940	3,912,251
Series 2021-B 5.00%, 01/01/2046	4,600	4,609,715
Central Texas Turnpike System (Central Texas Turnpike System) Series 2024-A 5.00%, 08/15/2038	8,100	8,596,352

	Principal Amount (000)	U.S. $ Value

Series 2024-C 5.00%, 08/15/2041	$3,500	$3,602,336
5.00%, 08/15/2042	1,850	1,889,826
City of Dallas Housing Finance Corp. (DHFC The Briscoe Apartments) Series 2022 Zero Coupon, 12/01/2062(a)	183,265	10,073,930
6.00%, 12/01/2062	20,940	18,363,547
City of Dallas Housing Finance Corp. (DHFC The Dylan Apartments) Series 2022 6.00%, 12/01/2062(a)	10,025	8,674,073
6.25%, 12/01/2054(a)	4,070	3,380,150
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2030	1,965	1,968,120
City of Houston TX (City of Houston TX) Series 2021-B 2.047%, 03/01/2033	2,495	2,092,460
2.147%, 03/01/2034	7,405	6,087,365
City of Houston TX Airport System Revenue (City of Houston TX Airport System Revenue) Series 2025-A 5.25%, 07/01/2036(i)	1,250	1,349,213
5.25%, 07/01/2037(i)	4,000	4,271,792
5.25%, 07/01/2039(i)	5,350	5,608,702
5.25%, 07/01/2040(i)	4,000	4,155,284
AG Series 2023 5.25%, 07/01/2042	5,000	5,105,719
5.25%, 07/01/2043	5,000	5,079,545
5.25%, 07/01/2048	5,000	5,007,016
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	13,920	13,918,939
Series 2015-B 5.00%, 07/15/2030	1,960	1,959,851
5.00%, 07/15/2035	1,000	999,932
Series 2018 5.00%, 07/15/2028	22,875	22,987,197
Series 2020 5.00%, 07/01/2027	1,750	1,756,814
5.00%, 07/15/2027	2,500	2,509,947
Series 2024-B 5.25%, 07/15/2034	1,000	1,038,748
5.50%, 07/15/2036	17,505	18,332,500
5.50%, 07/15/2037	49,350	51,329,626
5.50%, 07/15/2038	16,940	17,488,178
5.50%, 07/15/2039	14,980	15,383,471
City of San Antonio TX Electric & Gas Systems Revenue (City of San Antonio TX Electric & Gas Systems Revenue) Series 2024-E 5.25%, 02/01/2049	10,000	10,307,521

	Principal Amount (000)	U.S. $ Value

Clifton Higher Education Finance Corp. (Valor Texas Education Foundation) Series 2023-A 5.50%, 06/15/2033(a)	$975	$982,320
6.00%, 06/15/2043(a)	3,365	3,211,848
6.00%, 06/15/2048(a)	4,125	3,791,900
6.25%, 06/15/2053(a)	5,800	5,424,288
Conroe Local Government Corp. (Conroe Local Govt Conroe Convention Center Hotel) Series 2021 4.00%, 10/01/2050	1,525	1,223,996
County of Denton TX (County of Denton TX) Series 2024 4.00%, 07/15/2044	1,000	897,844
County of Harris TX Toll Road Revenue (County of Harris TX Toll Road Revenue) Series 2021 4.00%, 08/15/2050	23,100	19,535,531
Series 2024-A 4.00%, 08/15/2054	5,500	4,558,722
Dallas County Flood Control District No. 1 (Dallas County Flood Control District No. 1) Series 2015 5.00%, 04/01/2028(a)	1,255	1,255,170
Dallas Fort Worth International Airport (Dallas Fort Worth Intl Airport) Series 2022-A 4.507%, 11/01/2051	2,000	1,727,582
Grand Parkway Transportation Corp. (Grand Parkway Transportation) Series 2018-A 5.00%, 10/01/2043	10,000	10,025,193
Series 2020 4.00%, 10/01/2045	14,600	12,647,168
Harris County Industrial Development Corp. (Energy Transfer LP) Series 2023 4.05%, 11/01/2050	24,195	23,869,193
Hidalgo County Regional Mobility Authority (Hidalgo County Regional Mobility Authority) Series 2022-A Zero Coupon, 12/01/2042	2,000	781,742
Zero Coupon, 12/01/2051	11,540	2,649,817
Zero Coupon, 12/01/2054	3,340	643,787
Zero Coupon, 12/01/2056	17,105	2,918,924
Series 2022-B Zero Coupon, 12/01/2042	1,395	529,856
Zero Coupon, 12/01/2043	2,000	714,571
Zero Coupon, 12/01/2044	5,640	1,896,404
Zero Coupon, 12/01/2046	1,665	496,385
Zero Coupon, 12/01/2055	2,895	484,148
Zero Coupon, 12/01/2056	5,000	785,912

	Principal Amount (000)	U.S. $ Value

Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2044	$8,505	$8,067,722
Lamar Consolidated Independent School District (Lamar Consolidated Independent School District) Series 2023-A 5.00%, 02/15/2058	10,185	10,220,683
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	25,610	25,613,580
New Hope Cultural Education Facilities Finance Corp. (Army Retirement Residence Obligated Group) Series 2022 5.75%, 07/15/2052	4,490	4,194,131
6.00%, 07/15/2057	10,300	9,911,972
New Hope Cultural Education Facilities Finance Corp. (Bella Vida Forefront Living Obligated Group) Series 2025 4.25%, 10/01/2030	3,000	3,005,693
New Hope Cultural Education Facilities Finance Corp. (BSPV - Plano LLC) Series 2023 0.00%, 12/31/2030(d) (e)	1,388	890,818
7.25%, 12/31/2030(d) (e)	7,820	7,647,479
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community Obligated Group) Series 2021 2.00%, 11/16/2061(d) (e) (g)	214	54,185
7.50%, 11/15/2036(d) (e)	50	40,810
7.50%, 11/15/2037(d) (e)	10	7,813
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027(f)	20,030	20,048,231
New Hope Cultural Education Facilities Finance Corp. (Legacy at Midtown Park Obligated Group) Series 2018-A 5.50%, 07/01/2054	10,200	8,039,091
Series 2025 5.25%, 07/01/2032	2,150	2,142,089
6.75%, 07/01/2044	5,795	5,702,420
7.125%, 07/01/2056	2,890	2,830,020
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2040	790	715,877
5.00%, 01/01/2055	3,010	2,372,762
Series 2022 4.00%, 01/01/2047	4,575	3,252,666
4.25%, 01/01/2057	1,380	921,301
5.00%, 01/01/2057	2,950	2,300,730

	Principal Amount (000)	U.S. $ Value

New Hope Cultural Education Facilities Finance Corp. (New Hope Cultural Education Facilities Finance) Series 2025-A 6.50%, 10/01/2060	$1,125	$1,078,397
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven Forefront Living Obligated Group) Series 2022 6.875%, 10/01/2057	500	467,063
New Hope Cultural Education Facilities Finance Corp. (SLF CHP LLC) Series 2025 6.25%, 07/01/2045(a)	9,645	8,633,161
6.50%, 07/01/2056(a)	19,490	17,126,684
Newark Higher Education Finance Corp. (Abilene Christian University) Series 2022 4.00%, 04/01/2057	10,000	7,645,993
North East Texas Regional Mobility Authority (North East Texas Regional Mobility Authority) Series 2016 5.00%, 01/01/2046	4,940	4,741,881
North Texas Municipal Water District (North Texas Municipal Water District Buffalo Creek Wastewater Interceptor System) Series 2025 5.25%, 06/01/2055	11,950	12,140,017
North Texas Tollway Authority (North Texas Tollway System) Series 2017-B 5.00%, 01/01/2033	1,400	1,428,722
5.00%, 01/01/2043	6,000	6,001,862
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2024 5.00%, 01/01/2039(a)	28,120	26,261,870
5.125%, 01/01/2044(a)	4,175	3,770,388
5.25%, 01/01/2054(a)	2,900	2,552,168
10.00%, 07/01/2026(a)	4,000	4,017,499
Port of Beaumont Navigation District (Jefferson Railport Terminal II) Series 2020 4.00%, 01/01/2050(a)	2,900	2,028,591
Series 2021 2.125%, 01/01/2028(a)	540	513,106
2.25%, 01/01/2029(a)	800	747,636
2.50%, 01/01/2030(a)	905	835,540
2.625%, 01/01/2031(a)	500	454,141

	Principal Amount (000)	U.S. $ Value

Rockwall Independent School District (Rockwall Independent School District) Series 2024 5.00%, 02/15/2054	$10,000	$10,022,653
San Antonio Water System (San Antonio Water System) Series 2022-B 5.25%, 05/15/2052	10,000	10,159,771
Tarrant County Cultural Education Facilities Finance Corp. (Cumberland Rest Obligated Group) Series 2024 5.00%, 10/01/2044	1,175	1,130,266
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles) 5.00%, 11/15/2030(d) (e) (k) (l)	3,273	0
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2024-A 5.75%, 12/01/2054	4,679	3,807,963
Tarrant County Cultural Education Facilities Finance Corp. (Tarrant County Cultural Education Facilities Finance) 5.00%, 11/15/2045(d) (e) (k) (l)	2,896	0
5.25%, 11/15/2047(d) (e) (k) (l)	894	0
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources Obligated Group) Series 2025-A 5.00%, 11/15/2039(i)	2,000	2,118,528
5.00%, 11/15/2055(i)	12,000	11,845,268
5.50%, 11/15/2052(i)	9,795	10,264,713
Texas Municipal Gas Acquisition & Supply Corp. III (Macquarie Group Ltd.) Series 2021 5.00%, 12/15/2029	4,710	4,973,384
5.00%, 12/15/2031	4,775	5,066,260
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054	1,660	1,766,586
Series 2023-B 5.50%, 01/01/2054	46,605	50,608,509
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055	60,170	63,325,911
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2019 4.00%, 12/31/2037	4,000	3,779,549
5.00%, 12/31/2031	5,000	5,301,153
Series 2023 5.50%, 12/31/2058	45,420	45,467,832

	Principal Amount (000)	U.S. $ Value

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3) Series 2019 5.00%, 06/30/2058	$40,345	$36,815,523
Texas Transportation Commission State Highway 249 System (Texas Transportation Commission State Highway 249 System) Series 2019 5.00%, 08/01/2057	56,130	54,959,342
Uptown Development Authority (City of Houston TX Reinvestment Zone No. 16) Series 2017-A 5.00%, 09/01/2035	1,015	1,018,725

		1,003,706,028

Utah – 1.4%
Black Desert Public Infrastructure District (Black Desert Public Infrastructure District Black Desert Assessment Area No. 1) Series 2024 5.625%, 12/01/2053(a)	10,200	9,902,512
City of Salt Lake City UT Airport Revenue (City of Salt Lake City UT Airport Revenue) Series 2025-A 5.00%, 07/01/2035(i)	1,695	1,815,631
5.00%, 07/01/2036(i)	2,155	2,270,722
5.00%, 07/01/2037(i)	3,320	3,460,969
5.00%, 07/01/2038(i)	4,400	4,542,057
5.00%, 07/01/2039(i)	9,000	9,201,499
5.00%, 07/01/2040(i)	3,750	3,813,590
5.25%, 07/01/2041(i)	7,900	8,152,328
5.25%, 07/01/2042(i)	5,890	6,039,008
5.25%, 07/01/2043(i)	6,525	6,633,829
5.50%, 07/01/2050(i)	10,000	10,312,850
Downtown Revitalization Public Infrastructure District (City of Salt Lake City UT Revitalization Sales Tax Revenue) AG Series 2025 5.50%, 06/01/2055	23,000	23,913,500
Grapevine Wash Local District (Grapevine Wash Local District Assessment Area No. 1) Series 2024-A 5.25%, 12/01/2044(a)	12,300	11,411,765
Grapevine Wash Local District (Grapevine Wash Local District Residential Facilities Fee Revenue) Series 2024-A 6.00%, 03/01/2055(a)	16,200	14,335,113

	Principal Amount (000)	U.S. $ Value

Intermountain Power Agency (Intermountain Power Agency) Series 2023 5.00%, 07/01/2035	$4,485	$4,790,822
MIDA Mountain Veterans Program Public Infrastructure District (MIDA Mountain Veterans Program Public Infrastructure District) Series 2024 5.00%, 06/01/2044(a)	1,000	950,101
5.20%, 06/01/2054(a)	4,435	4,080,403
Mida Mountain Village Public Infrastructure District (Military Installation Development Auth Military Recreation Fac Project Area) Series 2024-1 5.125%, 06/15/2054(a)	4,000	3,664,062
Series 2024-2 6.00%, 06/15/2054(a)	4,000	3,982,064
Military Installation Development Authority (Military Installation Development Auth Military Recreation Fac Project Area) Series 2021-A 4.00%, 06/01/2052	5,000	3,848,032
Point Phase 1 Public Infrastructure District No. 1 (Point Phase 1 Public Infrastructure District No. 1) Series 2025 8.50%, 03/15/2055	11,402	11,116,245
Series 2025-A 0.00%, 03/01/2055(g)	1,000	760,625
5.125%, 03/01/2035	3,000	3,012,840
5.875%, 03/01/2045	3,345	3,346,846
6.125%, 03/01/2055	12,330	12,378,017
Utah Housing Corp. (Utah Housing Corp.) Series 2020 4.58%, 01/01/2040(a) (g)	14,077	11,600,786
Utah Infrastructure Agency (Utah Infrastructure Agency) Series 2022 5.00%, 10/15/2032	1,000	1,060,434
5.00%, 10/15/2037	1,410	1,444,774
5.00%, 10/15/2046	3,570	3,410,943
Series 2023 5.625%, 10/15/2038	1,000	1,074,301
6.00%, 10/15/2047	2,765	2,904,553
Series 2024 5.00%, 10/15/2028	490	513,253
5.00%, 10/15/2029	515	545,084
5.00%, 10/15/2030	540	576,076
5.00%, 10/15/2031	570	609,457
5.00%, 10/15/2032	595	636,766
5.00%, 10/15/2033	625	667,550
5.00%, 10/15/2034	660	702,370
5.25%, 10/15/2036	535	570,782
5.25%, 10/15/2039	500	519,158
5.50%, 10/15/2044	1,050	1,074,252
5.50%, 10/15/2048	1,280	1,291,626

	Principal Amount (000)	U.S. $ Value

Wakara Ridge Public Infrastructure District (Wakara Ridge Public Infrastructure District Wakara Ridge Assessment Area) Series 2025 5.625%, 12/01/2054(a)	$2,000	$1,973,634
Wohali Public Infrastructure District No. 1 (Wohali Public Infrastructure District No. 1 Assessment Area No. 1) Series 2023 7.00%, 12/01/2042(a)	6,443	6,560,915
Wolf Creek Infrastructure Financing District No. 1 (Wolf Creek Infrastructure Financing District No. 1 Wolf Creek Assessment Area 1) Series 2025 5.75%, 12/01/2044	8,900	8,686,957

		214,159,101

Vermont – 0.1%
Vermont Economic Development Authority (Casella Waste Systems) Series 2018 4.625%, 04/01/2036(a)	1,100	1,103,000
Series 2022 5.00%, 06/01/2052(a)	3,750	3,773,784
Vermont Educational & Health Buildings Financing Agency (St. Michael’s College) Series 2023 5.25%, 10/01/2052(a)	3,000	2,341,702
5.50%, 10/01/2043(a)	2,500	2,160,261

		9,378,747

Virginia – 1.8%
Atlantic Park Community Development Authority (Atlantic Park Community Development Authority District) Series 2023 6.25%, 08/01/2045(a)	19,060	17,270,348
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.15%, 03/01/2035(a)	1,000	1,000,963
Fairfax County Industrial Development Authority (Inova Health System Obligated Group) Series 2022 4.00%, 05/15/2042	10,065	9,197,787
Henrico County Economic Development Authority (Bon Secours Mercy Health) Series 2025 5.00%, 11/01/2048	11,900	11,784,596
Henrico County Economic Development Authority (Westminster-Canterbury Obligated Group) Series 2022 5.00%, 10/01/2052	4,500	4,408,420

	Principal Amount (000)	U.S. $ Value

James City County Economic Development Authority (Williamsburg Landing Obligated Group) Series 2024 5.25%, 12/01/2027	$285	$285,158
Series 2024-A 6.875%, 12/01/2058	2,100	2,191,734
Tobacco Settlement Financing Corp./VA (Tobacco Settlement Financing Corp./VA) Series 2007-B1 5.00%, 06/01/2047	7,490	6,241,920
US Bank Trust Co. NA (Park Landing LP) Series 2022-B 5.90%, 08/01/2052	16,440	14,407,967
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay Obligated Group) Series 2023 5.375%, 09/01/2029	3,000	3,030,895
7.00%, 09/01/2053	3,665	3,969,994
7.00%, 09/01/2059	7,050	7,596,902
Virginia College Building Authority (Marymount University) Series 2015 5.00%, 07/01/2045(a)	1,500	1,148,392
5.25%, 07/01/2035(a)	1,200	1,065,741
Series 2015-A 5.00%, 07/01/2035(a)	1,500	1,305,471
5.00%, 07/01/2045(a)	1,610	1,232,607
Virginia College Building Authority (Regent University Obligated Group) Series 2021 4.00%, 06/01/2036	1,700	1,623,860
Series 2025 6.00%, 06/01/2050	1,245	1,297,041
6.00%, 06/01/2055	3,000	3,116,220
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 4.00%, 01/01/2040	3,000	2,687,882
4.00%, 07/01/2040	1,325	1,183,916
4.00%, 01/01/2048	3,435	2,776,653
5.00%, 07/01/2038	4,250	4,279,922
Virginia Small Business Financing Authority (Bon Secours Mercy Health) Series 2022 5.00%, 10/01/2040	10,000	10,238,754
Virginia Small Business Financing Authority (Capital Beltway Express) Series 2022 5.00%, 12/31/2047	20,760	19,822,281
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo) Series 2022 4.00%, 01/01/2030	3,070	3,125,902
4.00%, 01/01/2033	7,500	7,511,611
4.00%, 07/01/2034	5,250	5,180,531
4.00%, 01/01/2035	2,550	2,501,291
4.00%, 07/01/2035	5,750	5,603,893

	Principal Amount (000)	U.S. $ Value

Virginia Small Business Financing Authority (I-66 Express Mobility Partners) Series 2017 5.00%, 12/31/2056	$57,210	$52,844,757
Virginia Small Business Financing Authority (LifeSpire of Virginia Obligated Group) Series 2024 4.50%, 12/01/2044	3,750	3,398,688
5.00%, 12/01/2034	5,000	5,272,481
5.00%, 12/01/2039	3,000	3,053,193
Virginia Small Business Financing Authority (National Senior Communities Obligated Group) Series 2020 4.00%, 01/01/2051	18,500	14,774,052
Virginia Small Business Financing Authority (P3 VB Holdings LLC) Series 2023 8.50%, 12/01/2052(a)	13,290	12,196,709
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake) Series 2022 8.50%, 06/01/2042(d) (e) (f)	24,285	19,428,000
8.531% (SOFR + 5.50%), 06/01/2029(c) (d) (e) (f)	20,870	16,696,000

		284,752,532

Washington – 1.7%
Central Puget Sound Regional Transit Authority (Central Puget Sound Regional Transit Auth Sales Motor Vehicle & Rental Car Tax) Series 2016-S 5.00%, 11/01/2046	14,170	14,823,856
Grays Harbor County Public Hospital District No. 1 (Grays Harbor County Public Hospital District No. 1) Series 2023 6.875%, 12/01/2049	3,000	3,240,340
6.875%, 12/01/2053	1,155	1,240,460
King County Public Hospital District No. 4 (King County Public Hospital District No. 4) Series 2015-A 5.00%, 12/01/2030	2,235	2,239,961
Pend Oreille County Public Utility District No. 1 Box Canyon (Pend Oreille County Public Utility District No. 1 Box Canyon) Series 2018 5.00%, 01/01/2048	9,000	8,927,379
Port of Seattle WA (Port of Seattle WA) Series 2019 5.00%, 04/01/2044	15,295	14,795,575
Series 2022 5.50%, 08/01/2047	4,275	4,360,002
Series 2025-2 5.00%, 08/01/2046(a) (b)	12,550	12,054,459
5.25%, 07/01/2049(a) (b)	17,485	17,643,659
Vancouver Housing Authority (Vancouver Housing Authority) Series 2025 4.25%, 02/01/2038	18,260	17,627,474

	Principal Amount (000)	U.S. $ Value

Washington Health Care Facilities Authority (CommonSpirit Health Obligated Group) Series 2017 5.00%, 08/15/2033	$6,710	$6,767,535
5.00%, 08/15/2035	5,750	5,758,137
5.00%, 08/15/2037	3,565	3,545,102
Series 2019-A 5.00%, 08/01/2037	2,000	2,040,170
5.00%, 08/01/2039	2,690	2,706,006
Washington Health Care Facilities Authority (Fred Hutchinson Cancer Center Obligated Group) Series 2025 4.00%, 03/01/2041	1,125	1,029,686
4.00%, 03/01/2042	1,445	1,298,259
4.25%, 03/01/2043	2,015	1,843,966
4.25%, 03/01/2045	4,200	3,724,786
5.00%, 03/01/2039	1,475	1,556,074
5.00%, 03/01/2040	2,670	2,789,987
Washington Health Care Facilities Authority (Overlake Hospital Medical Center Obligated Group) Series 2017 4.00%, 07/01/2042	3,500	3,086,996
Series 2017-A 5.00%, 07/01/2035	2,350	2,377,513
Series 2017-B 5.00%, 07/01/2034	1,855	1,882,169
Series 2017A 5.00%, 07/01/2036	2,965	2,991,613
Washington State Convention Center Public Facilities District (Washington State Convention Center Public Facilities Dist Lodging Tax Revenue) Series 2021 4.00%, 07/01/2043	8,070	6,852,802
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2013 5.00%, 01/01/2028(a)	650	641,620
5.25%, 01/01/2043(a)	2,870	2,395,042
Series 2015 6.00%, 01/01/2045(a)	2,920	2,683,748
Series 2016 4.00%, 01/01/2026(a)	920	919,762
5.00%, 01/01/2031(a)	5,305	5,354,264
5.00%, 01/01/2036(a)	1,075	1,075,760
5.00%, 01/01/2046(a)	1,140	1,017,635
Series 2019-A 5.00%, 01/01/2034(a)	1,000	1,010,199
5.00%, 01/01/2044(a)	1,330	1,211,948
5.00%, 01/01/2049(a)	5,430	4,746,343
5.00%, 01/01/2055(a)	12,670	10,778,298

	Principal Amount (000)	U.S. $ Value

Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences) Series 2023 5.625%, 07/01/2038(a)	$1,215	$1,300,821
6.125%, 07/01/2053(a)	5,805	6,083,987
6.25%, 07/01/2059(a)	9,845	10,368,783
6.375%, 07/01/2063(a)	6,500	6,884,701
Washington State Housing Finance Commission (Spokane United Methodist Homes Obligated Group) Series 2020 5.00%, 01/01/2051(a)	2,000	1,679,269
5.00%, 01/01/2056(a)	2,500	2,055,175
Washington State Housing Finance Commission (WSHFC 2021-1) Series 2021-1, Class A 3.50%, 12/20/2035	18,381	17,263,715
Series 2021-1, Class X 0.727%, 12/20/2035(h)	14,066	548,376
Washington State Housing Finance Commission (WSHFC 2023-1) Series 2023-1, Class A 3.375%, 04/20/2037	22,136	20,045,794
Washington State Housing Finance Commission (WSHFC 2024-1) Series 2024-1, Class A 4.085%, 03/01/2050	11,044	10,157,312

		255,426,518

West Virginia – 0.3%
City of South Charleston WV (City of South Charleston WV South Charleston Park Place Excise Tax District) Series 2022 4.50%, 06/01/2050(a)	1,000	778,423
Monongalia County Commission Excise Tax District (Monongalia County Commission Excise Tax District) Series 2023 0.00%, 06/01/2053(a) (g)	12,670	2,587,555
7.00%, 06/01/2043(a)	900	919,636
Tobacco Settlement Finance Authority/WV (Tobacco Settlement Finance Authority/WV) Series 2020 4.006%, 06/01/2040	2,150	1,753,252
4.875%, 06/01/2049	5,535	4,980,589
West Virginia Economic Development Authority (Appalachian Power Co.) Series 2024 3.375%, 03/01/2040	6,300	6,331,448
West Virginia Economic Development Authority (Core Natural Resources) Series 2025 5.45%, 01/01/2055(a)	4,500	4,570,607

	Principal Amount (000)	U.S. $ Value

West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038(f)	$31,250	$28,125,000

		50,046,510

Wisconsin – 6.1%
KDC Agribusiness LLC (KDC Agribusiness LLC) 12.00%, 09/14/2023(d) (k) (l) (m)	9,807	0
St. Croix Chippewa Indians of Wisconsin (St. Croix Chippewa Indians of Wisconsin) Series 2021 5.00%, 09/30/2041(a)	8,850	7,590,735
Wisconsin Center District (Wisconsin Center District Ded Tax) Series 2022 5.25%, 12/15/2061(a)	6,995	6,410,727
Wisconsin Health & Educational Facilities Authority (Chiara Housing & Services Obligated Group) Series 2024 5.00%, 07/01/2035	1,340	1,335,849
5.875%, 07/01/2055	2,325	2,203,490
6.00%, 07/01/2060	7,000	6,690,956
Series 2025 6.625%, 07/01/2060	7,750	7,848,588
Wisconsin Health & Educational Facilities Authority (Forensic Science & Protective Medicine Collaboration) Series 2024 5.00%, 08/01/2027(a)	10,200	10,361,121
Wisconsin Health & Educational Facilities Authority (Oakwood Lutheran Senior Ministries Obligated Group) Series 2021 4.00%, 01/01/2037	1,550	1,410,883
4.00%, 01/01/2057	9,815	6,963,885
Wisconsin Health & Educational Facilities Authority (Sanford Obligated Group) Series 2024 5.50%, 02/15/2054	10,000	10,438,966
AG Series 2020 3.00%, 02/15/2038	1,035	897,113
BAM Series 2024 4.50%, 02/15/2054	2,000	1,789,260
Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner) Series 2022 4.625%, 03/15/2040(a)	2,510	2,124,586
Series 2022-A 3.875%, 12/01/2039(a)	11,525	9,686,776
Wisconsin Public Finance Authority (21st Century Public Academy) Series 2020 5.00%, 06/01/2049(a)	1,340	1,066,889

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Absolute Awakenings) Series 2025-A 7.00%, 01/01/2045(a)	$7,160	$7,350,720
7.25%, 01/01/2061(a)	12,430	12,774,087
Wisconsin Public Finance Authority (Alpha Ranch Water Control & Improvement District of Denton & Wise Counties) Series 2024 Zero Coupon, 12/15/2038(a)	23,900	10,708,605
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group) Series 2016 5.125%, 06/01/2048(a)	3,335	2,957,728
Wisconsin Public Finance Authority (Blue Ridge Healthcare Obligated Group) Series 2020 4.00%, 01/01/2045	1,500	1,299,072
5.00%, 01/01/2038	550	563,060
5.00%, 01/01/2039	700	713,752
5.00%, 01/01/2040	500	506,343
Wisconsin Public Finance Authority (Carmelite System Obligated Group) Series 2020 5.00%, 01/01/2045	2,030	1,888,327
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041(f)	57,000	51,229,907
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-B 5.00%, 12/01/2025	1,000	1,001,925
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2052	17,600	16,490,823
5.00%, 02/01/2062	21,165	19,526,960
5.50%, 02/01/2042(a)	5,950	6,012,438
5.75%, 02/01/2052(a)	16,500	16,568,846
6.00%, 02/01/2062(a)	20,960	21,237,009
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.00%, 07/01/2053(f)	14,895	14,301,200
8.125%, 07/01/2058(f)	14,900	14,308,343
Wisconsin Public Finance Authority (FAH Tree House LLC) Series 2023 6.50%, 08/01/2053(a)	18,100	16,663,369
6.625%, 02/01/2046(a)	12,500	10,415,535
Wisconsin Public Finance Authority (Foundation Academy Charter School A NJ Nonprofit) Series 2024 5.00%, 07/01/2035(a)	700	711,152
5.00%, 07/01/2055(a)	4,500	3,887,439
5.00%, 07/01/2060(a)	3,550	3,018,072

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Gannon University) Series 2017 5.00%, 05/01/2042	$3,450	$3,210,803
5.00%, 05/01/2047	2,750	2,461,419
Wisconsin Public Finance Authority (Inperium Obligated Group) Series 2024 5.00%, 12/01/2034(a)	2,750	2,793,127
5.50%, 12/01/2044(a)	5,000	4,838,204
5.75%, 12/01/2054(a)	4,350	4,207,564
Wisconsin Public Finance Authority (Kaiser Obligated Group) Series 2022-2 5.00%, 10/01/2052(a) (b)	10,000	9,697,505
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2022 15.00%, 04/30/2023(d) (f) (k) (l) (m)	21,900	0
Series 2023 15.00%, 04/30/2023(d) (f) (k) (l) (m)	4,895	49
Wisconsin Public Finance Authority (KSU Bixby Real Estate Foundation) Series 2025 5.25%, 06/15/2045	550	537,560
5.25%, 06/15/2055	1,000	974,424
5.50%, 06/15/2055	750	733,442
Wisconsin Public Finance Authority (Lackland Project) Series 2024 Zero Coupon, 02/01/2031	12,280	8,359,576
Wisconsin Public Finance Authority (Lehigh Valley Health Network) Series 2023 6.625%, 12/01/2032(a)	1,040	1,041,771
7.25%, 12/01/2042(a)	7,775	7,758,698
7.50%, 12/01/2052(a)	5,400	5,438,415
Wisconsin Public Finance Authority (McLemore Resort Manager) Series 2021 4.50%, 06/01/2056(a)	13,735	10,026,550
Wisconsin Public Finance Authority (Montgomery County Municipal Utility District Nos 123 & 153) Series 2024 Zero Coupon, 12/15/2034(a)	9,962	5,672,800
Wisconsin Public Finance Authority (National Senior Communities Obligated Group) Series 2022 4.00%, 01/01/2047	1,400	1,165,618
4.00%, 01/01/2052	2,350	1,870,363
Wisconsin Public Finance Authority (NC A&T Real Estate Foundation) Series 2024 5.25%, 06/01/2054	1,000	955,347

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (North San Gabriel Municipal Utility District No. 1) Series 2023 Zero Coupon, 09/01/2029(a)	$5,933	$4,425,109
Wisconsin Public Finance Authority (Pine Lake Preparatory) Series 2015 5.25%, 03/01/2035(a)	1,550	1,550,458
5.50%, 03/01/2045(a)	3,510	3,509,831
Wisconsin Public Finance Authority (Pinecrest Academy of Nevada) Series 2024 4.25%, 07/15/2044(a)	2,350	1,990,991
Wisconsin Public Finance Authority (Prerefunded - US Treasuries) Series 2020 5.00%, 04/01/2030(a)	25	26,425
5.00%, 04/01/2040(a)	80	87,409
5.00%, 04/01/2050(a)	335	366,026
Series 2022 4.00%, 04/01/2032(a)	15	15,491
4.00%, 04/01/2052(a)	40	42,028
Wisconsin Public Finance Authority (Puerto Rico Tollroads LLC) Series 2024 5.50%, 07/01/2044	3,800	3,810,168
5.75%, 07/01/2049	15,030	15,113,056
Wisconsin Public Finance Authority (QCF Behavioral Hospitals I Obligated Group) Series 2024 7.50%, 07/01/2059(a)	15,500	16,911,331
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042	13,000	12,587,528
5.25%, 03/01/2047	5,440	5,093,781
Wisconsin Public Finance Authority (RBS Evolution LLC) Series 2023 10.00%, 11/01/2038(a)	19,500	21,949,582
Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2020 5.00%, 04/01/2030(a)	475	486,529
5.00%, 04/01/2040(a)	1,320	1,261,606
5.00%, 04/01/2050(a)	3,050	2,682,284
Series 2022 4.00%, 04/01/2052(a)	2,615	1,961,327
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 4.00%, 06/01/2056(a)	29,090	19,219,638
Series 2022 4.00%, 06/01/2049(a)	3,870	2,691,582

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Seabury Retirement Community) Series 2015-A 5.00%, 09/01/2030(a)	$545	$545,217
Wisconsin Public Finance Authority (Signorelli Projects) Series 2024 5.375%, 12/15/2032(a)	7,198	7,197,834
Wisconsin Public Finance Authority (Southeast Overtown Park West Community Redevelopment Agency) Series 2024 5.00%, 06/01/2041(a)	12,500	12,154,910
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2021 4.00%, 02/01/2046	8,000	6,014,551
4.00%, 02/01/2051	11,500	8,282,322
Wisconsin Public Finance Authority (SR 400 Peach Partners LLC) Series 2025 5.75%, 06/30/2060(i)	98,015	94,396,061
5.75%, 12/31/2065(i)	126,945	121,024,666
6.50%, 06/30/2060(i)	23,590	24,800,979
6.50%, 12/31/2065(i)	79,000	82,450,815
Wisconsin Public Finance Authority (Triad Math & Science Academy) Series 2021 4.00%, 06/15/2051	6,415	4,936,509
Series 2022 5.00%, 06/15/2042	1,140	1,089,293
5.25%, 06/15/2052	1,610	1,504,783
5.375%, 06/15/2057	2,320	2,188,898
5.50%, 06/15/2050	640	622,697
5.50%, 06/15/2062	4,025	3,804,587
Series 2025 5.25%, 06/15/2045	2,275	2,185,895
5.25%, 06/15/2065	2,075	1,894,086
5.50%, 06/15/2055	1,200	1,163,344
Wisconsin Public Finance Authority (TrIPs Obligated Group) Series 2012-B 5.00%, 07/01/2042	5,000	4,869,742
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2034(a)	12,970	13,179,302
5.00%, 10/01/2039(a)	5,035	4,916,135
Wisconsin Public Finance Authority (UNC Health Appalachian Obligated Group) Series 2021 4.00%, 07/01/2046	1,100	830,561

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Uwharrie Charter Academy) Series 2022 5.00%, 06/15/2052(a)	$4,315	$3,811,857
5.00%, 06/15/2057(a)	6,105	5,308,752
Wisconsin Public Finance Authority (Washoe Barton Medical Clinic) Series 2021 4.00%, 12/01/2031(a)	2,450	2,402,002
4.00%, 12/01/2041(a)	2,770	2,365,657
4.00%, 12/01/2051(a)	6,260	4,805,291
Wisconsin Public Finance Authority (Waterstone Projects) Series 2024 5.50%, 12/15/2038(a)	14,700	14,472,121
Wisconsin Public Finance Authority (WFCS Holdings II LLC) Series 2021-A1 5.00%, 01/01/2056(a)	4,915	4,007,084

		935,705,902

Total Long-Term Municipal Bonds (cost $17,047,113,199)		16,181,300,005

Short-Term Municipal Notes – 0.3%
New York – 0.3%
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2025 3.27% (MUNIPSA + 0.98%), 05/01/2026(c) (cost $52,652,629)	52,700	52,700,000

Total Municipal Obligations (cost $17,099,765,828)		16,234,000,005

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.1%
Agency CMBS – 0.0%
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2022-ML13, Class AUS 3.125%, 09/25/2036	3,816	3,491,524
Series 2022-ML13, Class XCA 0.958%, 07/25/2036(h)	16,684	887,690
Series 2022-ML13, Class XUS 0.985%, 09/25/2036(h)	29,762	1,974,894

		6,354,108

Non-Agency Fixed Rate CMBS – 0.1%
California Housing Finance Agency Series 2021-3, Class X 0.768%, 08/20/2036(h)	19,587	886,808
New Hampshire Business Finance Authority Series 2022-2, Class X 0.675%, 10/01/2036(h)	24,051	1,023,246

	Principal Amount (000)	U.S. $ Value

Washington State Housing Finance Commission Series 2023-1, Class X 1.45%, 04/20/2037(h)	$68,252	$6,698,979

		8,609,033

Total Commercial Mortgage-Backed Securities (cost $14,742,900)		14,963,141

CORPORATES - NON-INVESTMENT GRADE – 0.0%
Financial Institutions – 0.0%
REITs – 0.0%
Bridgewater Castle Rock ALF LLC 9.50%, 09/30/2025 (cost $4,990,000)	4,990	4,990,000

	Shares

PREFERRED STOCKS – 0.0%
Industrials – 0.0%
Energy – 0.0%
AES Guayama Holdings 0.00%(d) (k) (l) (cost $5,885,280)	324,846	945,302

	Principal Amount (000)

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%
Non-Agency Fixed Rate – 0.0%
New York City Housing Development Corp. Series 2024 4.00%, 12/15/2031 (cost $665,000)	$665	685,015

ASSET-BACKED SECURITIES – 0.0%
Other ABS - Floating Rate – 0.0%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth 12.50% (PRIME 1 Month + 4.00%), 03/04/2026(c) (k) (l) (cost $255,818)	258	249,848

	Shares

SHORT-TERM INVESTMENTS – 1.7%
Investment Companies – 1.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.15%(o) (p) (q) (cost $254,994,741)	254,994,741	254,994,741

Total Investments – 107.2% (cost $17,381,299,567)(r)		16,510,828,052
Other assets less liabilities – (7.2)%		(1,107,504,015)

Net Assets – 100.0%		$15,403,324,037

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	219,860	01/15/2028	1.230%	CPI#	Maturity	$46,510,488	$—	$46,510,488
USD	53,630	01/15/2028	0.735%	CPI#	Maturity	13,424,606	—	13,424,606
USD	572,220	10/15/2028	CPI#	2.565%	Maturity	(3,880,744)	—	(3,880,744)
USD	265,880	01/15/2029	CPI#	3.390%	Maturity	(10,644,240)	—	(10,644,240)
USD	190,780	01/15/2029	CPI#	3.735%	Maturity	(1,692,299)	—	(1,692,299)
USD	79,070	01/15/2029	CPI#	3.331%	Maturity	(3,581,158)	—	(3,581,158)
USD	960,000	10/15/2029	2.485%	CPI#	Maturity	8,948,266	—	8,948,266
USD	742,122	10/15/2029	2.516%	CPI#	Maturity	5,824,545	—	5,824,545
USD	741,440	10/15/2029	2.451%	CPI#	Maturity	8,098,252	—	8,098,252
USD	741,438	10/15/2029	2.499%	CPI#	Maturity	6,418,095	—	6,418,095
USD	67,450	01/15/2030	1.572%	CPI#	Maturity	13,319,234	—	13,319,234
USD	67,450	01/15/2030	1.587%	CPI#	Maturity	13,219,881	—	13,219,881
USD	609,780	10/15/2030	CPI#	2.531%	Maturity	(3,810,235)	—	(3,810,235)
USD	93,000	01/15/2031	2.782%	CPI#	Maturity	7,803,168	—	7,803,168
USD	85,000	01/15/2031	2.680%	CPI#	Maturity	8,039,357	—	8,039,357
USD	76,750	01/15/2031	2.989%	CPI#	Maturity	4,758,353	—	4,758,353
USD	75,410	01/15/2032	CPI#	3.064%	Maturity	(3,489,303)	—	(3,489,303)
USD	52,000	04/15/2032	CPI#	2.909%	Maturity	(3,100,450)	—	(3,100,450)

						$106,165,816	$—	$106,165,816

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	258,455	10/15/2029	1 Day SOFR	3.814%	Annual	$1,159,671	$—	$1,159,671
USD	414,000	10/15/2030	1 Day SOFR	4.092%	Annual	8,804,643	—	8,804,643
USD	350,550	09/15/2031	1 Day SOFR	3.942%	Annual	4,433,505	(71,580)	4,505,085
USD	240,000	12/03/2031	1 Day SOFR	4.178%	Annual	6,754,252	—	6,754,252
USD	237,460	12/03/2031	1 Day SOFR	4.057%	Annual	4,874,637	—	4,874,637
USD	150,000	03/12/2032	1 Day SOFR	3.837%	Annual	1,149,820	—	1,149,820
USD	195,000	11/15/2033	1 Day SOFR	4.180%	Annual	5,517,293	—	5,517,293
USD	405,000	08/15/2034	3.822%	1 Day SOFR	Annual	655,914	—	655,914
USD	345,100	08/15/2034	3.304%	1 Day SOFR	Annual	17,153,019	—	17,153,019
USD	300,000	08/15/2034	3.187%	1 Day SOFR	Annual	17,332,438	—	17,332,438
USD	250,000	08/15/2034	3.264%	1 Day SOFR	Annual	12,925,757	6,875	12,918,882
USD	130,000	08/15/2034	3.231%	1 Day SOFR	Annual	7,080,990	—	7,080,990
USD	91,065	08/15/2034	3.856%	1 Day SOFR	Annual	(85,438)	—	(85,438)

						$87,756,501	$(64,705)	$87,821,206

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America NA	USD	10,000	05/06/2026	MMD 10 Year^	3.660%	Maturity	$63,724	$—	$63,724
Bank of America NA	USD	5,000	06/25/2026	MMD 10 Year^	3.570%	Maturity	(31,953)	—	(31,953)
Citibank NA	USD	52,610	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	3,335,459	—	3,335,459
JPMorgan Chase Bank NA	USD	10,000	10/23/2025	MMD 30 Year^	4.100%	Maturity	(1,135,691)	—	(1,135,691)
JPMorgan Chase Bank NA	USD	10,000	10/24/2025	MMD 30 Year^	4.230%	Maturity	(877,434)	—	(877,434)
JPMorgan Chase Bank NA	USD	10,000	04/23/2026	MMD 10 Year^	3.840%	Maturity	248,960	—	248,960
JPMorgan Chase Bank NA	USD	8,000	06/04/2026	MMD 10 Year^	3.690%	Maturity	55,118	—	55,118
Morgan Stanley Capital Services LLC	USD	10,000	08/29/2025	MMD 30 Year^	3.840%	Maturity	(1,628,723)	—	(1,628,723)
Morgan Stanley Capital Services LLC	USD	10,000	04/13/2026	MMD 10 Year^	3.890%	Maturity	304,277	—	304,277
Morgan Stanley Capital Services LLC	USD	10,000	05/29/2026	MMD 10 Year^	3.660%	Maturity	44,841	—	44,841
Morgan Stanley Capital Services LLC	USD	10,000	07/13/2026	MMD 5 Year^	2.930%	Maturity	15,764	—	15,764

							$394,342	$—	$394,342

^	Variable interest rate based on the Municipal Market Data AAA General Obligation Scale.
*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2025, the aggregate market value of these securities amounted to $4,308,968,448 or 28.0% of net assets.

(b)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund .
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2025.
(d)	Non-income producing security.
(e)	Defaulted.
(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 2.51% of net assets as of July 31, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
ARC70 II Trust (ARC70 II TRUST) Series 2023 5.00%, 04/01/2065	07/18/2023- 07/01/2025	$70,812,950	$66,574,965	0.43%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.75%, 07/01/2030	05/16/2022	1,555,637	45,900	0.00%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050	08/12/2020- 07/20/2022	35,639,422	1,038,870	0.01%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2021-A 6.00%, 07/01/2051	07/21/2022	1,324,222	43,605	0.00%
Brazoria County Industrial Development Corp. (Brazoria County Industrial Development) 10.00%, 06/01/2042	06/08/2022	9,186,715	7,030,265	0.05%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Brazoria County Industrial Development Corp. (Brazoria County Industrial Development) 12.00%, 06/01/2043	06/05/2023	$2,343,422	$1,757,566	0.01%
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2052	09/21/2023	1,154,540	1,059,780	0.01%
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046	01/10/2023	3,375,497	2,178,000	0.01%
Colorado Educational & Cultural Facilities Authority (STEAD School/The) Series 2023-A 7.00%, 07/01/2034	12/20/2023	18,215,000	18,292,290	0.12%
Colorado Educational & Cultural Facilities Authority (STEAD School/The) Series 2023-B 8.125%, 07/01/2028	12/20/2023	465,000	467,877	0.00%
County of Montgomery OH (County of Montgomery OH) 6.00%, 04/01/2038	09/15/2020	819,409	20,084	0.00%
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049	08/29/2018- 10/05/2020	4,912,943	101,472	0.00%
Douglas County Housing Partnership (Bridgewater Castle Rock ALF) Series 2021 5.375%, 01/01/2041	01/14/2021	19,316,163	14,692,500	0.10%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 3.00%, 06/01/2031	04/27/2023	618,522	329,000	0.00%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2041	11/14/2023- 03/07/2025	861,261	573,400	0.00%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2051	05/09/2023	886,839	587,500	0.00%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2056	04/17/2023- 11/14/2023	1,438,644	1,024,600	0.01%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2024 5.67%, 11/01/2038	10/19/2022	$16,210,000	$15,334,226	0.10%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039	03/28/2019- 06/09/2022	29,065,730	1,515,250	0.01%
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 3.762%, 11/01/2046	06/24/2024	32,030,000	31,978,348	0.21%
Industrial Development Authority of the County of Pima (The) (Edkey Obligated Group) Series 2020 5.00%, 07/01/2049	10/29/2020	6,890,000	4,823,000	0.03%
Industrial Development Authority of the County of Pima (The) (Edkey Obligated Group) Series 2020 5.00%, 07/01/2055	10/29/2020	3,628,673	2,590,000	0.02%
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 8.75%, 11/01/2032	11/25/2022	2,000,000	2,023,836	0.01%
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.25%, 11/01/2042	11/25/2022- 07/26/2024	5,451,683	5,315,527	0.03%
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.50%, 11/01/2052	11/25/2022- 06/13/2025	15,750,624	15,050,081	0.10%
Last Step Recycling LLC (Last Step Recycling LLC) 9.50%, 12/15/2028	03/26/2025- 06/23/2025	6,621,718	6,621,718	0.04%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049	08/29/2018	4,021,391	50,610	0.00%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi) Series 2022 8.00%, 12/01/2029	12/13/2022	14,345,914	9,860,000	0.06%
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027	02/03/2023- 07/30/2024	20,029,723	20,048,231	0.13%
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033	10/23/2020	3,805,000	2,092,750	0.01%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Pueblo Urban Renewal Authority (Pueblo Urban Renewal Authority) Series 2021 4.75%, 12/01/2045	03/24/2021- 03/30/2021	$8,156,911	$7,064,607	0.05%
Scranton-Lackawanna Health & Welfare Authority (Scranton Parking System Concession Project) Series 2016-D 0.0%, 01/01/2057	08/24/2016	7,784,534	3,229,681	0.02%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.00%, 06/01/2031	10/04/2022- 04/17/2023	2,079,453	271,700	0.00%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040	06/16/2021- 07/20/2022	5,930,103	671,000	0.00%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.50%, 06/01/2051	06/16/2021- 10/20/2022	7,844,598	997,700	0.01%
State of Nevada Department of Business & Industry (Fulcrum Sierra Holdings) Series 2018 6.95%, 02/15/2038	08/24/2018	1,693,166	17	0.00%
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake) Series 2022 8.50%, 06/01/2042	06/08/2022- 07/29/2024	24,194,460	19,428,000	0.13%
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake) Series 2022 8.531%, 06/01/2029	06/08/2022- 07/29/2024	20,795,556	16,696,000	0.11%
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038	05/31/2023- 10/22/2024	31,198,942	28,125,000	0.18%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041	08/03/2021	57,000,000	51,229,907	0.33%
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.00%, 07/01/2053	07/10/2023	14,895,000	14,301,200	0.09%
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.125%, 07/01/2058	07/10/2023	14,900,000	14,308,343	0.09%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2022 15.00%, 04/30/2023	11/10/2022	$21,900,000	$0	0.00%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2023 15.00%, 04/30/2023	03/16/2023	4,895,000	49	0.00%

(g)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2025.
(h)	IO - Interest Only.
(i)	When-Issued or delayed delivery security.
(j)	Inverse floater security.
(k)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(l)	Fair valued by the Adviser.
(m)	Defaulted matured security.
(n)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at July 31, 2025.
(o)	The rate shown represents the 7-day yield as of period end.
(p)	Affiliated investments.
(q)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(r)

As of July 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $354,180,627 and gross unrealized depreciation of investments was $(1,030,270,778), resulting in net unrealized depreciation of $(676,090,151).

As of July 31, 2025, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.4% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AG – Assured Guaranty Inc.

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

CHF – Collegiate Housing Foundation

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

MMD – Municipal Market Data

MUNIPSA – SIFMA Municipal Swap Index

NATL – National Interstate Corporation

REIT – Real Estate Investment Trust

SD – School District

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

AB Municipal Income Shares

July 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$—	$16,174,434,880	$6,865,125	(a)	$16,181,300,005
Short-Term Municipal Notes	—	52,700,000	—		52,700,000
Commercial Mortgage-Backed Securities	—	14,963,141	—		14,963,141
Corporates - Non-Investment Grade	—	4,990,000	—		4,990,000
Preferred Stocks	—	—	945,302		945,302
Collateralized Mortgage Obligations	—	685,015	—		685,015
Asset-Backed Securities	—	—	249,848		249,848
Short-Term Investments	254,994,741	—	—		254,994,741

Total Investments in Securities	254,994,741	16,247,773,036	8,060,275	(a)	16,510,828,052
Other Financial Instruments(b):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	136,364,245	—		136,364,245
Centrally Cleared Interest Rate Swaps	—	87,841,939	—		87,841,939
Interest Rate Swaps	—	4,068,143	—		4,068,143
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(30,198,429)	—		(30,198,429)
Centrally Cleared Interest Rate Swaps	—	(85,438)	—		(85,438)
Interest Rate Swaps	—	(3,673,801)	—		(3,673,801)

Total	$254,994,741	$16,442,089,695	$8,060,275	(a)	$16,705,144,711

The Fund holds liabilities for floating rate note obligations which are not reflected in the table above. The fair value of the Fund’s liabilities for floating rate note obligations approximates their liquidation values. Floating rate note obligations are generally classified as level 2.

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended July 31, 2025 is as follows:

Fund	Market Value 04/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$187,362	$1,080,661	$1,013,028	$254,995	$1,534